UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Michigan Municipal Income Fund
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments with
		their market values.
Financial Statements	18	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	22	A summary of major shifts in the fund’s investments
		over the past six months and one year.
Investments	23	A complete list of the fund’s investments.
Financial Statements	32	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Notes	36	Notes to the Financial Statements
Proxy Voting Results	42
Board Approval of	44
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) on going costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Fidelity Michigan Municipal
Income Fund
Actual	$ 1,000.00	$ 999.90	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal
Money Market Fund
Actual	$ 1,000.00	$ 1,014.10	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Michigan Municipal Income Fund	50%
Fidelity Michigan Municipal Money Market Fund	55%

5 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investment Changes

Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	41.2	45.5
Escrowed/Pre Refunded	25.5	19.2
Water & Sewer	13.9	12.8
Health Care	6.3	7.3
Special Tax	5.0	5.5
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	10.2	11.1

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	6.0	6.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Fidelity Michigan Municipal Income Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 99.8%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$ 615,000	$ 640,713
Michigan – 98.8%
Anchor Bay School District 2000 School Bldg. & Site
Series III, 5.25% 5/1/31 (Pre-Refunded to 5/1/12 @
100) (d)	9,300,000	9,907,662
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,459,907
5% 3/1/18 (MBIA Insured)	1,440,000	1,496,275
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier
Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to
Maturity) (d)	2,916,000	3,608,492
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,156,682
Birmingham County School District Series II, 5.25%
11/1/19 (Pre-Refunded to 11/1/10 @ 100) (d)	1,200,000	1,263,276
Brighton Area School District Livingston County Series II,
0% 5/1/15 (AMBAC Insured)	10,000,000	6,730,600
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,113,531
Caledonia Cmnty. Schools Counties of Kent, Allegan and
Barry:
5.25% 5/1/17	1,370,000	1,449,460
5.25% 5/1/18	1,100,000	1,161,798
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,861,793
5% 5/1/16 (FSA Insured)	1,000,000	1,047,130
5% 5/1/17 (FSA Insured)	2,065,000	2,154,642
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755,000	1,892,259
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (d)	1,850,000	1,994,689
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	2,060,000	2,221,113
Carrier Creek Drainage District #326 5% 6/1/16
(AMBAC Insured)	1,620,000	1,696,982
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA
Insured)	1,675,000	1,747,712
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @
100) (d)	1,000,000	1,061,920
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	1,125,000	1,212,986
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (d) .	5,000,000	5,351,050
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,950,000	2,101,301
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,239,229
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured) .	1,000,000	1,046,380

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Constantine Pub. Schools:
5% 5/1/25	$ 1,130,000	$ 1,159,459
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	1,120,000	1,181,298
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,320,516
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,347,576
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,347,576
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,352,988
Crawford AuSable School District (School Bldg. & Site
Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to
5/1/11 @ 100) (d)	1,100,000	1,177,583
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,383,750
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,133,800
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,500,000	1,613,280
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,075,520
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	2,000,000	2,169,940
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	3,050,000	3,280,336
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,267,663
Detroit Convention Facilities Rev. (Cobo Hall Expansion
Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,145,980
5% 9/30/12 (MBIA Insured)	4,765,000	5,019,928
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC
Insured)	4,525,000	4,677,809
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc.
Insured)	1,430,000	1,481,065
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,910,630
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,072,459
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,088,120
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (d)	2,615,000	2,788,348
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (d)	1,500,000	1,599,435
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,332,863
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA
Insured) (b)	10,000,000	10,279,700
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,720,759
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,202,054
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,604,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Detroit Wtr. Supply Sys. Rev.: – continued
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	$ 3,675,000	$ 3,889,620
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,294,824
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	2,909,951
5.5% 7/1/33 (FGIC Insured)	10,000,000	10,637,400
6.5% 7/1/15 (FGIC Insured)	6,025,000	6,989,723
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility
Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,026,846
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to
5/1/10 @ 100) (d)	1,195,000	1,256,483
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,051,450
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,255,503
5% 5/1/28 (FSA Insured)	1,250,000	1,278,150
5% 5/1/29 (FSA Insured)	1,275,000	1,297,695
East China School District 5.5% 5/1/17 (Pre-Refunded
to 11/1/11 @ 100) (d)	1,775,000	1,905,729
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,484,793
5% 5/1/17 (FSA Insured)	1,985,000	2,062,951
5.5% 5/1/17	1,690,000	1,772,827
East Lansing School District Gen. Oblig. Series B, 5%
5/1/30 (MBIA Insured)	3,530,000	3,608,084
Eastern Michigan Univ. Revs. Series 2000 B, 5.625%
6/1/30 (Pre-Refunded to 6/1/10 @ 100) (d)	1,250,000	1,326,850
Farmington Pub. School District 5% 5/1/18 (FSA
Insured)	4,500,000	4,671,990
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,866,288
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,306,468
5% 10/1/17 (MBIA Insured)	1,320,000	1,369,513
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,070,210
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,030,000	1,102,316
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,101,578
5% 5/1/17 (FSA Insured)	1,615,000	1,685,107
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,272,230

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Garden City School District: – continued
5% 5/1/17 (FSA Insured)	$ 1,390,000	$ 1,445,183
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,403,780
5% 5/1/18 (MBIA Insured)	1,505,000	1,553,657
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,278,831
5% 5/1/17 (FSA Insured)	1,230,000	1,274,280
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,298,868
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,298,868
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC
Insured)	1,000,000	1,063,780
Grand Rapids Downtown Dev. Auth. Tax Increment Rev.
0% 6/1/11 (MBIA Insured)	3,160,000	2,571,229
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA
Insured)	3,000,000	3,056,520
Grand Rapids Wtr. Supply Sys.:
5% 1/1/35 (FGIC Insured)	5,000,000	5,098,350
5.75% 1/1/11 (FGIC Insured)	2,020,000	2,168,127
Grosse Ile Township School District Unltd. Tax Gen.
Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,992,374
5% 5/1/32 (MBIA Insured)	1,950,000	1,984,710
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC
Insured)	1,500,000	1,515,735
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,143,670
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	964,116
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,039,700
Huron School District 5.625% 5/1/16 (Pre-Refunded to
5/1/11 @ 100) (d)	1,050,000	1,126,430
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,133,000
0% 5/1/11 (FGIC Insured)	5,830,000	4,760,428
0% 5/1/12 (FGIC Insured)	1,420,000	1,107,316
5.25% 5/1/16	2,450,000	2,601,018
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,053,242
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,494,488
5.375% 1/15/12	2,505,000	2,584,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
L’Anse Creuse Pub. Schools:
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @
100) (d)	$ 1,000,000	$ 1,070,860
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @
100) (d)	1,000,000	1,072,590
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-
Refunded to 5/1/12 @ 100) (d)	1,150,000	1,222,071
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured) .	3,000,000	2,331,060
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to
11/1/11 @ 100) (d)	1,050,000	1,124,729
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,122,902
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,480,000	3,229,099
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,060,030
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,042,070
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,558,264
5.25% 5/15/16 (Pre-Refunded to 5/15/12 @
100) (d)	3,850,000	4,092,743
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (d)	3,000,000	3,197,880
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25%
11/1/12	2,665,000	2,895,443
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,037,470
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (b)	2,035,000	2,105,024
6% 11/15/19 (Pre-Refunded to 11/15/09 @
101) (d)	10,645,000	11,403,868
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	478,742
5.5% 3/1/14	1,300,000	1,368,601
5.5% 3/1/15	1,985,000	2,087,426
(Genesys Reg’l. Med. Hosp. Proj.) Series A, 5.3%
10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,040,560
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to
3/1/13 @ 100) (d)	2,000,000	2,154,240
Series A:
5% 11/15/09	650,000	667,531
5% 11/15/12	1,485,000	1,542,217

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Henry Ford Health Sys. Proj.):
Series A:
5% 11/15/14	$ 1,000,000	$ 1,038,690
6% 11/15/19 (Pre-Refunded to 11/15/09 @
101) (d)	1,945,000	2,083,659
6% 9/1/12 (Escrowed to Maturity) (d)	1,500,000	1,647,525
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to
Maturity) (d)	2,500,000	2,527,425
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,219,935
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,476,877
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,144,283
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,281,319
Series R, 5.375% 8/15/16 (Escrowed to
Maturity) (d)	2,500,000	2,527,700
(MidMichigan Health Obligated Group Prog.) Series
2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,119,340
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,175,200
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6%
5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,797,159
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (d)	570,000	599,007
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,503,808
5.625% 11/15/31	4,500,000	4,671,135
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,651,952
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12
(FSA Insured)	7,300,000	7,633,318
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	5,057,674
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,003,180
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,844,188
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,017,861
7.5% 11/1/09 (AMBAC Insured)	15,000	15,032
Series C, 5% 5/1/11	2,085,000	2,180,097
5% 10/1/23	5,000,000	5,159,850
5.375% 10/1/19	2,005,000	2,145,430
Michigan Strategic Fund Exempt Facilities Rev. (Waste
Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	3,000,000	2,980,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison
Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	$ 1,000,000	$ 1,041,680
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,330,658
7% 5/1/21 (AMBAC Insured)	8,520,000	10,667,210
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,911,042
5.5% 11/1/16	3,000,000	3,297,300
5.25% 11/1/15 (FGIC Insured) (a)	5,000,000	5,381,150
5.25% 10/1/16 (FSA Insured)	3,000,000	3,177,810
Mona Shores School District 6.75% 5/1/10 (FGIC
Insured)	2,220,000	2,433,275
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,060,265
5.5% 5/1/17	1,005,000	1,058,808
5.5% 5/1/19	1,090,000	1,145,187
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to
5/1/12 @ 100) (d)	1,410,000	1,502,129
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,448,550
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d) .	1,000,000	1,073,650
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (Pre-Refunded to 11/1/10 @
100) (d)	2,075,000	2,215,042
5.625% 11/1/30 (Pre-Refunded to 11/1/10 @
100) (d)	1,570,000	1,675,959
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Re-
funded to 11/1/12 @ 100) (d)	1,175,000	1,255,558
New Lothrop Area Pub. Schools Gen. Oblig. 5%
5/1/35 (FSA Insured)	1,000,000	1,015,570
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,610,598
5% 5/1/16 (FSA Insured)	1,475,000	1,533,558
5% 5/1/17 (FSA Insured)	3,675,000	3,826,998
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	297,574
5.5% 4/1/15 (FGIC Insured)	170,000	177,500
Northwestern Michigan College Gen. Oblig. 5% 4/1/14
(AMBAC Insured)	2,000,000	2,101,920

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	$ 1,020,000	$ 1,068,950
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,949,500
0% 5/1/13 (MBIA Insured)	1,700,000	1,262,573
Ovid-Elsie Area Schools Counties of Clinton, Shawassee,
Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to
11/1/12 @ 100) (d)	1,515,000	1,597,916
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,498,697
5% 5/1/16 (MBIA Insured)	1,945,000	2,036,668
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,083,941
5% 5/1/16 (FSA Insured)	1,025,000	1,077,142
5.5% 5/1/14	1,000,000	1,077,760
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d) .	1,000,000	1,079,490
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond
Ln. Fund)	1,975,000	1,838,666
5.25% 5/1/16	1,175,000	1,249,483
5.25% 5/1/17	2,125,000	2,252,436
5.25% 5/1/18	2,175,000	2,295,539
Riverview Cmnty. School District:
5% 5/1/14	905,000	953,399
5% 5/1/15	955,000	1,002,817
5% 5/1/17	1,000,000	1,041,960
5% 5/1/18	1,000,000	1,039,270
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @
100) (d)	1,125,000	1,207,856
5% 5/1/19 (MBIA Insured)	1,000,000	1,055,230
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31
(MBIA Insured)	2,000,000	2,047,640
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,433,710
5% 4/1/19 (AMBAC Insured)	1,475,000	1,528,484
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded
to 11/1/11 @ 100) (d)	1,065,000	1,143,437
South Haven Pub. Schools:
5% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,450,000	1,530,403
5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,350,000	1,424,858
South Lyon Cmnty. Schools (School Bldg. and Site Prog.)
5.25% 5/1/15 (FGIC Insured)	1,000,000	1,060,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
Michigan – continued
South Redford School District 5% 5/1/16 (MBIA Insured)		$ 1,125,000	$ 1,173,836
Southfield Library Bldg. Auth. 5.5% 5/1/21 (Pre-
Refunded to 5/1/10 @ 100) (d)		1,425,000	1,504,586
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))		1,025,000	1,084,450
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))		1,025,000	1,082,585
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))		1,025,000	1,082,585
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))		1,025,000	1,081,959
Series B:
5.125% 5/1/16 (FSA Insured)		2,780,000	2,928,869
5.25% 5/1/25 (FSA Insured)		6,500,000	6,817,915
Taylor City Bldg. Auth. County of Wayne Bldg. Auth.
Pub. Facilities 5% 10/1/21 (MBIA Insured)		1,735,000	1,787,952
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to
5/1/10 @ 100) (d)		1,250,000	1,319,813
Troy School District:
5% 5/1/13 (MBIA Insured)		1,000,000	1,053,620
5% 5/1/15		2,135,000	2,241,899
5% 5/1/15 (MBIA Insured)		1,000,000	1,056,130
5% 5/1/16 (MBIA Insured)		1,000,000	1,056,350
Utica Cmnty. Schools:
5% 5/1/17		3,000,000	3,126,660
5.25% 5/1/15		725,000	773,234
5.375% 5/1/16		2,250,000	2,419,020
5.5% 5/1/17		1,000,000	1,081,870
Warren Consolidated School District 5.375% 5/1/16
(FSA Insured)		2,350,000	2,490,601
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)		1,000,000	1,045,170
5% 5/1/17 (FSA Insured)		3,090,000	3,237,949
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (d)	.	1,000,000	1,064,630
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	.	1,000,000	1,064,630
Wayne Charter County Gen. Oblig. Series 2001 A,
5.5% 12/1/17 (MBIA Insured)		1,000,000	1,049,940
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC
Insured)		850,000	859,733
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded
to 11/1/11 @ 100) (d)		1,000,000	1,073,650

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Michigan Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18
(FGIC Insured)	$ 1,000,000	$ 1,039,700
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	1,949,438
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,739,797
Woodhaven-Brownstown School District County of
Wayne:
5.375% 5/1/16	1,710,000	1,832,727
5.375% 5/1/18 (FSA Insured)	1,875,000	2,009,569
Wyandotte City School District 5.375% 5/1/20 (Pre-Re-
funded to 5/1/12 @ 100) (d)	1,050,000	1,125,359
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,625,027
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,737,101
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA
Insured)	4,000,000	4,089,240
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,129,383
5% 5/1/17 (FGIC Insured)	1,500,000	1,565,115
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,114,869
		538,219,895

Puerto Rico 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,549,225
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series L, 5.25% 7/1/38 (AMBAC Insured)	$ 1,000,000	$ 1,080,070
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,100,630
		4,729,925

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $537,269,015)		543,590,533

NET OTHER ASSETS – 0.2%		845,864
NET ASSETS 100%		$ 544,436,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	41.2%
Escrowed/Pre Refunded	25.5%
Water & Sewer	13.9%
Health Care	6.3%
Special Tax	5.0%
Others* (individually less than 5%)	8.1%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $537,269,015)		$ 543,590,533
Cash		1,012,731
Receivable for fund shares sold		546,031
Interest receivable		5,813,396
Prepaid expenses		1,146
Other receivables		74,790
Total assets		551,038,627

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 5,373,150
Payable for fund shares redeemed	324,485
Distributions payable	606,971
Accrued management fee	168,323
Other affiliated payables	96,242
Other payables and accrued expenses	33,059
Total liabilities		6,602,230

Net Assets		$ 544,436,397
Net Assets consist of:
Paid in capital		$ 537,591,380
Undistributed net investment income		204,116
Accumulated undistributed net realized gain (loss) on
investments		319,383
Net unrealized appreciation (depreciation) on
investments		6,321,518
Net Assets, for 46,919,343 shares outstanding		$ 544,436,397
Net Asset Value, offering price and redemption price per
share ($544,436,397 ÷ 46,919,343 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 12,229,596

Expenses
Management fee	$ 1,031,550
Transfer agent fees	220,164
Accounting fees and expenses	66,796
Independent trustees’ compensation	1,082
Custodian fees and expenses	4,345
Registration fees	19,256
Audit	24,990
Legal	3,155
Miscellaneous	3,065
Total expenses before reductions	1,374,403
Expense reductions	(202,603)	1,171,800

Net investment income		11,057,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	380,991
Futures contracts	179,150
Total net realized gain (loss)		560,141
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,523,285)
Futures contracts	67,273
Total change in net unrealized appreciation
(depreciation)		(11,456,012)
Net gain (loss)		(10,895,871)
Net increase (decrease) in net assets resulting from
operations		$ 161,925

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,057,796	$ 22,485,171
Net realized gain (loss)	560,141	4,556,306
Change in net unrealized appreciation (depreciation) .	(11,456,012)	(11,968,775)
Net increase (decrease) in net assets resulting
from operations	161,925	15,072,702
Distributions to shareholders from net investment income .	(11,111,421)	(22,452,478)
Distributions to shareholders from net realized gain	(239,486)	(5,430,741)
Total distributions	(11,350,907)	(27,883,219)
Share transactions
Proceeds from sales of shares	33,931,926	91,467,289
Reinvestment of distributions	7,548,200	18,797,338
Cost of shares redeemed	(51,339,866)	(91,856,609)
Net increase (decrease) in net assets resulting from
share transactions	(9,859,740)	18,408,018
Redemption fees	1,003	3,250
Total increase (decrease) in net assets	(21,047,719)	5,600,751

Net Assets
Beginning of period	565,484,116	559,883,365
End of period (including undistributed net investment
income of $204,116 and undistributed net invest-
ment income of $260,167, respectively)	$ 544,436,397	$ 565,484,116

Other Information
Shares
Sold	2,885,300	7,616,556
Issued in reinvestment of distributions	643,386	1,570,055
Redeemed	(4,370,114)	(7,675,047)
Net increase (decrease)	(841,428)	1,511,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights

	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Income from Investment
Operations
Net investment
incomeD	.233	.472	.491	.513	.532	.552
Net realized and
unrealized gain
(loss)	(.234)	(.155)	(.026)	.180	.568	(.010)
Total from investment
operations	(.001)	.317	.465	.693	1.100	.542
Distributions from net
investment income .	(.234)	(.472)	(.490)	(.513)	(.530)	(.552)
Distributions from net
realized gain	(.005)	(.115)	(.085)	—	—	—
Total distributions	(.239)	(.587)	(.575)	(.513)	(.530)	(.552)
Redemption fees
added to paid in
capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 11.60	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Total ReturnB,C	(.01)%	2.67%	3.90%	5.87%	9.78%	4.77%
Ratios to Average Net AssetsE
Expenses before
reductions	.50%A	.49%	.50%	.50%	.50%	.50%
Expenses net of
fee waivers,
if any	.50%A	.49%	.50%	.50%	.50%	.50%
Expenses net of all
reductions	.42%A	.45%	.48%	.49%	.48%	.44%
Net investment
income	4.00%A	3.94%	4.05%	4.22%	4.51%	4.76%
Supplemental Data
Net assets,
end of period
(000 omitted)	$544,436	$565,484	$559,883	$561,394	$572,242	$505,534
Portfolio turnover
rate	10%A	23%	12%	23%	17%	19%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	6/30/06	12/31/05	6/30/05
0 – 30	89.1	92.8	90.7
31 – 90	1.7	0.0	2.2
91 – 180	7.2	3.3	3.6
181 – 397	2.0	3.9	3.5
Weighted Average Maturity
	6/30/06	12/31/05	6/30/05
Fidelity Michigan Municipal Money
Market Fund	21 Days	19 Days	21 Days
All Tax Free Money Market Funds
Average*	21 Days	29 Days	24 Days

*Source: iMoneyNet, Inc.

Semiannual Report 22

Fidelity Michigan Municipal Money Market Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 97.3%
	Principal	Value
	Amount	(Note 1)
Michigan – 95.3%
Allen Park Pub. School District Participating VRDN Series ROC
II R4007, 4.01% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(d)	$ 5,110,000	$ 5,110,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 4.02%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II
R4519, 4.01% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(d)	6,085,000	6,085,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
4.02%, LOC Northern Trust Co., Chicago, VRDN (a)	4,720,000	4,720,000
Comstock Park Pub. Schools Participating VRDN Series ROC II
R 2178, 4.01% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(d)	1,325,000	1,325,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating
VRDN Series PT 2371, 4.04% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(d)	3,100,000	3,100,000
Detroit City School District:
Bonds Series A, 5% 5/1/07 (FGIC Insured)	5,000,000	5,053,446
Participating VRDN:
ROC II R1033, 4.01% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(d)	2,310,000	2,310,000
Series AAB 04 39, 4.01% (Liquidity Facility ABN AMRO
Bank NV) (a)(d)	5,800,000	5,800,000
Series Macon 05 R, 4.01% (Liquidity Facility Bank of
America NA) (a)(d)	8,495,000	8,495,000
Series Macon 06 J, 3.99% (Liquidity Facility Bank of
America NA) (a)(d)	3,575,000	3,575,000
Series PA 997, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)	8,840,000	8,840,000
Series PT 2158, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)	7,935,000	7,935,000
Series PT 3364, 4% (Liquidity Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)	6,985,000	6,985,000
Series Putters 1311, 4.01% (Liquidity Facility JPMorgan
Chase Bank) (a)(d)	3,125,000	3,125,000
Series ROC II R4004, 4.01% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(d)	5,735,000	5,735,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating
VRDN Series Merlots 01 A90, 4.06% (Liquidity Facility
Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig.:
Bonds Series 2004 B, 5% 4/1/07 (FSA Insured)	1,285,000	1,296,598

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Detroit Gen. Oblig.: – continued
TAN 4.5% 3/1/07, LOC Bank of Nova Scotia, New York
Agcy.	$ 2,400,000	$ 2,411,995
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 4.01% (Liquidity Facility ABN-AMRO Bank
NV) (a)(d)	6,500,000	6,500,000
Series Macon 02 G, 4.05% (Liquidity Facility Bank of
America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 4.01% (Liquidity Facility Wachovia Bank
NA) (a)(d)	9,300,000	9,300,000
Series Merlots 01 A103, 4.01% (Liquidity Facility Bank of
New York, New York) (a)(d)	9,985,000	9,985,000
Series Merlots 06 B1, 4.01% (Liquidity Facility Wachovia
Bank NA) (a)(d)	5,495,000	5,495,000
Series PA 1183, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)	5,000,000	5,000,000
Series ROC II R4014, 4.01% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(d)	2,065,000	2,065,000
Series SGB 47, 4.01% (Liquidity Facility Societe
Generale) (a)(d)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev.:
Bonds:
Series B, 5.1% 7/1/07 (MBIA Insured)	1,000,000	1,014,469
Series PT 2587, 3.68%, tender 9/1/06 (Liquidity Facility
Dexia Cr. Local de France) (a)(d)(e)	3,260,000	3,260,000
Participating VRDN Series Merlots 00 D, 4.01% (Liquidity
Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
4.02% (Liquidity Facility Citibank NA, New York) (a)(d)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN
Series SGA 114, 4.03% (Liquidity Facility Societe
Generale) (a)(d)	6,000,000	6,000,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 4.01% (Liquidity Facility Citibank NA) (a)(d)	5,635,000	5,635,000
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 4.01% (Liquidity Facility JPMorgan Chase
Bank) (a)(d)	4,990,000	4,990,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.)
3.99%, LOC Nat’l. City Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 4.02% (Liquidity Facility Citibank
NA) (a)(d)	7,940,000	7,940,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago
Mission Proj.) 4.08%, LOC Comerica Bank, Detroit,
VRDN (a)(b)	$ 2,335,000	$ 2,335,000
Jonesville Cmnty. Schools Participating VRDN Series ROC II R
7512, 4.01% (Liquidity Facility Citibank NA) (a)(d)	5,805,000	5,805,000
Kalamazoo Gen. Oblig. TAN 4.25% 12/1/06	6,000,000	6,023,244
Lakeview School District Calhoun County Participating VRDN
Series PT 1624, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)	7,170,000	7,170,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5.25% 10/15/06 (Escrowed
to Maturity) (c)	5,820,000	5,843,611
Participating VRDN:
Series AAB 03 35, 4.01% (Liquidity Facility ABN AMRO
Bank NV) (a)(d)	3,000,000	3,000,000
Series AAB 05 33, 4.01% (Liquidity Facility ABN AMRO
Bank NV) (a)(d)	5,995,000	5,995,000
Series EGL 01 2202, 4.02% (Liquidity Facility Citibank
NA, New York) (a)(d)	3,000,000	3,000,000
Series MS 00 481X, 4.01% (Liquidity Facility Morgan
Stanley) (a)(d)	2,670,000	2,670,000
Series ROC II R2064, 4.01% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(d)	2,735,000	2,735,000
Series ROC II R4057, 4.01% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(d)	2,200,000	2,200,000
Series ROC II R4551, 4.01% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(d)	2,965,000	2,965,000
Series ROC II R550, 4.01% (Liquidity Facility Citibank
NA) (a)(d)	2,000,000	2,000,000
(Facilities Prog.) Series 2005 IIA, 3.98%, LOC DEPFA BANK
PLC, VRDN (a)	22,300,000	22,300,000
Michigan Gen. Oblig.:
Bonds Series 2005 C:
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK
PLC), CP mode	7,100,000	7,100,000
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK
PLC), CP mode	13,500,000	13,500,000
Participating VRDN Series PT 2021, 4% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(d)	4,415,000	4,415,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 4.06% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(d) 6,475,000 6,475,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Higher Ed. Student Ln. Auth. Rev.: – continued
Participating VRDN:
Series MS 1280, 4.04% (Liquidity Facility Morgan
Stanley) (a)(b)(d)	$ 2,400,000	$ 2,400,000
Series PA 1064, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
Series XII B, 4.03% (AMBAC Insured), VRDN (a)(b)	7,000,000	7,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series B, 5.3%,
tender 11/15/06 (a)	10,000,000	10,058,754
Participating VRDN Series ROC II R 588 CE, 4.02%
(Liquidity Facility Citibank NA) (a)(d)	6,405,000	6,405,000
(Health Care Equip. Ln. Prog.):
Series B, 4%, LOC Lasalle Bank Midwest NA, VRDN (a)	1,600,000	1,600,000
Series C, 4%, LOC Fifth Third Bank, Cincinnati, VRDN (a) .	7,500,000	7,500,000
Michigan Hosp. Fin. Auth. Rev. Series B, 4%, LOC Lasalle Bank
Midwest NA, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club
Apts. Proj.) 4.02%, LOC Fannie Mae, VRDN (a)(b)	5,595,000	5,595,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 4.02% (MBIA Insured), VRDN (a)(b)	3,190,000	3,190,000
Series 2002 A, 4.04% (MBIA Insured), VRDN (a)(b)	9,800,000	9,800,000
Series 2004 A, 4.02% (FGIC Insured), VRDN (a)(b)	5,000,000	5,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 4.03% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2002 A, 4.03% (MBIA Insured), VRDN (a)(b)	5,085,000	5,085,000
Series B, 4.06% (Liquidity Facility DEPFA BANK PLC),
VRDN (a)(b)	7,200,000	7,200,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 4.02% (Liquidity Facility Citibank
NA, New York) (a)(d)	3,500,000	3,500,000
Series MS 718, 4.01% (Liquidity Facility Morgan
Stanley) (a)(d)	26,144,500	26,144,500
Series MSTC 02 204, 4.03% (Liquidity Facility Bear
Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series ROC II R 339, 4.01% (Liquidity Facility Citibank
NA) (a)(d)	12,985,000	12,985,000
RAN Series C, 4.25% 8/18/06, LOC JPMorgan Chase Bank	9,400,000	9,405,323
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family
Investors II Proj.) Series 1997, 4.27%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (a)	1,720,000	1,720,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) 3.45% tender 7/3/06, CP
mode (b)	$ 5,900,000	$ 5,900,000
Participating VRDN Series Putters 858Z, 4.04% (Liquidity
Facility JPMorgan Chase Bank) (a)(b)(d)	12,170,000	12,170,000
(BC&C Proj.) 4.12%, LOC Comerica Bank, Detroit,
VRDN (a)(b)	1,405,000	1,405,000
(Biewer of Lansing LLC Proj.) Series 1999, 4.11%, LOC
Lasalle Bank Midwest NA, VRDN (a)(b)	965,000	965,000
(Bosal Ind. Proj.) Series 1998, 4.1%, LOC Bank of New
York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4.25%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	1,700,000	1,700,000
(Conti Properties LLC Proj.) Series 1997, 4.12%, LOC
Comerica Bank, Detroit, VRDN (a)(b)	2,380,000	2,380,000
(Creative Foam Corp. Proj.) 4.25%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	600,000	600,000
(Doss Ind. Dev. Co. Proj.) 4.25%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	1,400,000	1,400,000
(Fintex LLC Proj.) Series 2000, 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	1,705,000	1,705,000
(Future Fence Co. Proj.) 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	2,330,000	2,330,000
(Holland Home Oblig. Group Proj.) 4.02%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 4.08%, LOC Lasalle Bank NA,
VRDN (a)(b)	4,000,000	4,000,000
(John H. Dekker & Sons Proj.) Series 1998, 4.11%, LOC
Lasalle Bank Midwest NA, VRDN (a)(b)	915,000	915,000
(K&M Engineering, Inc. Proj.) 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	1,440,000	1,440,000
(LPB LLC Proj.) 4.25%, LOC Comerica Bank, Detroit,
VRDN (a)(b)	2,300,000	2,300,000
(Majestic Ind., Inc. Proj.) 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	1,895,000	1,895,000
(Mans Proj.) Series 1998, 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	1,380,000	1,380,000
(Mid-American Products, Inc. Proj.) Series 1998 4.08%, LOC
Comerica Bank, Detroit, VRDN (a)(b)	1,230,000	1,230,000
(Orchestra Place Renewal Proj.) Series 2000, 3.98%, LOC
ABN AMRO Bank NV, VRDN (a)	2,000,000	2,000,000
(PBL Enterprises, Inc. Proj.) Series 1997, 4.12%, LOC
Comerica Bank, Detroit, VRDN (a)(b)	1,745,000	1,745,000

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(Pioneer Laboratories, Inc. Proj.) 4.05%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	$ 2,200,000	$ 2,200,000
(S&S LLC Proj.) Series 2000, 4.22%, LOC Lasalle Bank
Midwest NA, VRDN (a)(b)	2,325,000	2,325,000
(SBC Ventures LLC Proj.) 4.12%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 4.12%, LOC Comerica
Bank, Detroit, VRDN (a)(b)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 4.14%, LOC
Nat’l. City Bank, VRDN (a)(b)	1,680,000	1,680,000
(The Spiratex Co. Proj.) Series 1994, 4.3%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	800,000	800,000
(The Van Andel Research Institute Proj.) Series 1999, 4%,
LOC Lasalle Bank Midwest NA, VRDN (a)	5,000,000	5,000,000
(Trilan LLC Proj.) 4.25%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	3,600,000	3,600,000
(W.H. Porter, Inc. Proj.) Series 2001, 4.12%, LOC Comerica
Bank, Detroit, VRDN (a)(b)	2,775,000	2,775,000
(Windcrest Properties LLC Proj.) 4.13%, LOC Comerica
Bank, Detroit, VRDN (a)(b)	3,900,000	3,900,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 4.02%, LOC
JPMorgan Chase Bank, VRDN (a)	12,175,000	12,175,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services
Proj.) Series A, 4%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 4.11% (Lehman
Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 4.01%, LOC
Barclays Bank PLC, VRDN (a)(b)	8,197,000	8,197,000
Michigan Technological Univ. Series A, 3.97% (AMBAC
Insured), VRDN (a)	7,100,000	7,100,000
Michigan Trunk Line Fund Participating VRDN Series Clipper
05 27, 4.01% (Liquidity Facility State Street Bank & Trust
Co., Boston) (a)(d)	6,500,000	6,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 4.08%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 4.12%, LOC
Comerica Bank, Detroit, VRDN (a)(b)	4,000,000	4,000,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 4.01% (Liquidity
Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.)
Series 2001, 4.02%, LOC JPMorgan Chase Bank, VRDN (a)	$ 11,910,000	$ 11,910,000
Univ. of Michigan Univ. Revs. 3.55% 10/2/06, CP	10,000,000	10,000,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN
Series ROC 4518, 4.01% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(d)	7,650,000	7,650,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury
Health Care, Inc. Proj.) 4.02%, LOC KBC Bank NV,
VRDN (a)	6,600,000	6,600,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 4.06% (Liquidity Facility Citibank
NA) (a)(b)(d)	4,950,000	4,950,000
Series EGL 720053029 Class A, 4.06% (Liquidity Facility
Citibank NA) (a)(b)(d)	6,600,000	6,600,000
Series Floaters 06 32, 4.04% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(b)(d)	8,300,000	8,300,000
Series Macon 05 T, 4.05% (Liquidity Facility Bank of
America NA) (a)(b)(d)	3,640,000	3,640,000
Series MT 115, 4.05% (Liquidity Facility Svenska
Handelsbanken AB) (a)(b)(d)	6,100,000	6,100,000
Series MT 203, 4.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(d)	6,500,000	6,500,000
Series Putters 1081Z, 4.04% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)(d)	2,750,000	2,750,000
Series Putters 836, 4.04% (Liquidity Facility JPMorgan Chase
& Co.) (a)(b)(d)	6,075,000	6,075,000
Series ROC II R 9009, 4.06% (Liquidity Facility Citigroup,
Inc.) (a)(b)(d)	4,560,000	4,560,000
Series ROC II R442, 4.05% (Liquidity Facility Citibank
NA) (a)(b)(d)	6,795,000	6,795,000
Wayne-Westland Cmnty. Schools Participating VRDN Series
MS 98 56, 4.01% (Liquidity Facility Morgan Stanley) (a)(d) .	7,465,000	7,465,000
Whitmore Lake Pub. School District Participating VRDN Series
ROC II R4515, 4.01% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(d)	3,865,000	3,865,000
Wyandotte City School District Participating VRDN Series PT
1790, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d) .	2,880,000	2,880,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.)
4.12%, LOC Huntington Nat’l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
		718,268,940

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New York – 0.7%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 4.05% (Liquidity Facility Bank of
New York, New York) (a)(b)(d)	$ 5,500,000	$ 5,500,000
Puerto Rico 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	4,600,000	4,604,256
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth.
Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (a)	5,000,000	5,001,631
		9,605,887

TOTAL INVESTMENT PORTFOLIO 97.3%
(Cost $733,374,827)		733,374,827

NET OTHER ASSETS – 2.7%		20,199,367
NET ASSETS 100%		$ 753,574,194

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $3,260,000
or 0.4% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Detroit Wtr.
Supply Sys. Rev.
Bonds Series PT
2587, 3.68%,
tender 9/1/06
(Liquidity Facility
Dexia Cr. Local de
France)	3/24/05	$ 3,260,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 16,524

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements

Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $733,374,827)		$ 733,374,827
Cash		10,433,010
Receivable for investments sold		5,926,143
Receivable for fund shares sold		9,888,283
Interest receivable		5,144,175
Prepaid expenses		1,281
Receivable from investment adviser for expense
reductions		5,414
Other receivables		159,145
Total assets		764,932,278

Liabilities
Payable for investments purchased	$ 2,666,704
Payable for fund shares redeemed	8,190,297
Distributions payable	26,866
Accrued management fee	227,763
Other affiliated payables	201,543
Other payables and accrued expenses	44,911
Total liabilities		11,358,084

Net Assets		$ 753,574,194
Net Assets consist of:
Paid in capital		$ 753,544,342
Undistributed net investment income		24,366
Accumulated undistributed net realized gain (loss) on
investments		5,486
Net Assets, for 753,019,985 shares outstanding		$ 753,574,194
Net Asset Value, offering price and redemption price per
share ($753,574,194 ÷ 753,019,985 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 11,439,179
Income from affiliated Central Funds		16,524
Total income		11,455,703

Expenses
Management fee	$ 1,314,631
Transfer agent fees	557,682
Accounting fees and expenses	45,393
Independent trustees’ compensation	1,338
Custodian fees and expenses	6,058
Registration fees	30,559
Audit	20,584
Legal	3,918
Miscellaneous	22,470
Total expenses before reductions	2,002,633
Expense reductions	(506,495)	1,496,138

Net investment income		9,959,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,922
Net increase in net assets resulting from operations		$ 9,975,487

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,959,565	$ 12,456,066
Net realized gain (loss)	15,922	75,234
Net increase in net assets resulting
from operations	9,975,487	12,531,300
Distributions to shareholders from net investment income .	(9,960,513)	(12,429,383)
Distributions to shareholders from net realized gain	—	(64,798)
Total distributions	(9,960,513)	(12,494,181)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,192,943,837	1,770,447,671
Reinvestment of distributions	9,750,218	12,318,803
Cost of shares redeemed	(1,144,185,720)	(1,695,873,909)
Net increase (decrease) in net assets and shares
resulting from share transactions	58,508,335	86,892,565
Total increase (decrease) in net assets	58,523,309	86,929,684

Net Assets
Beginning of period	695,050,885	608,121,201
End of period (including undistributed net investment
income of $24,366 and undistributed net investment
income of $25,314, respectively)	$ 753,574,194	$ 695,050,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights

	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment
income	.014	.020	.007	.006	.010	.023
Net realized and
unrealized gain
(loss)E	—	—	—	—	—	—
Total from invest-
ment operations	.014	.020	.007	.006	.010	.023
Distributions from net
investment income	(.014)	(.020)	(.007)	(.006)	(.010)	(.023)
Distributions from net
realized gain	—	—E	—	—E	—	—
Total distributions .	(.014)	(.020)	(.007)	(.006)	(.010)	(.023)
Net asset value,
end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.41%	1.99%	.73%	.63%	1.03%	2.35%
Ratios to Average Net AssetsD
Expenses before
reductions	57%A	.56%	.57%	.56%	.56%	.56%
Expenses net of
fee waivers,
if any	55%A	.55%	.57%	.56%	.56%	.56%
Expenses net of all
reductions	42%A	.46%	.55%	.55%	.52%	.52%
Net investment
income	2.83%A	1.97%	.72%	.61%	1.02%	2.32%
Supplemental Data
Net assets,
end of period
(000 omitted)	$753,574	$695,051	$608,121	$588,292	$568,762	$542,017

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the Income Fund and the Money Market Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Semiannual Report

36

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Michigan Municipal
Income Fund	$ 537,197,218	$ 12,984,859	$ (6,591,544)	$ 6,393,315
Fidelity Michigan Municipal
Money Market Fund	733,374,827	—	—	—

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets and results of operations.

Short Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable Fund’s Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”)equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized

Semiannual Report

38

2. Operating Policies continued

Futures Contracts continued

gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds’ Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the Income Fund aggregated $26,013,862 and $25,837,512, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment manage ment related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each Fund’s annualized management fee rate expressed as a percentage of each Fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds’ transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting,

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 553

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Fidelity Michigan Municipal Money Market Fund	.55%	$ 65,243

Semiannual Report 40

6. Expense Reductions - continued

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

Transfer
	Custody	Agent
	expense	expense
	reduction	reduction

Fidelity Michigan Municipal Income Fund	$ 4,345	$ 198,258
Fidelity Michigan Municipal Money Market Fund	6,058	435,194

7. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

41 Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 42

A special meeting of Fidelity Michigan Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, consid ered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not neces sitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services pro vided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the

Semiannual Report

44

Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realiza tion of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of

Semiannual Report

46

the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class avail able to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, the fund’s cumula tive total returns, the cumulative total returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its bench mark for all the periods shown.

Fidelity Michigan Municipal Money Market Fund

Semiannual Report 48

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period and the second quartile for the three and five year periods.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative perfor mance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Fidelity Michigan Municipal Income Fund

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

50

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Semiannual Report

52

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

53 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 54

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

55 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 56

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

57 Semiannual Report

57

Semiannual Report

58

59 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MIR-USAN-0806 1.787785.103

Fidelity® Minnesota Municipal Income Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	17	Notes to the financial statements.
Proxy Voting Results	21
Board Approval of	22
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the fund. This report is not authorized for distribution to pro-
spective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Actual	$ 1,000.00	$ 1,001.60	$ 2.53
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.27	$ 2.56

* Expenses are equal to the Fund’s annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	33.5	38.7
Escrowed/Pre Refunded	18.3	14.7
Health Care	16.1	15.2
Electric Utilities	14.1	14.9
Transportation	8.5	7.0
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	12.3	12.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	5.8	5.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

5 Semiannual Report

Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.2%
	Principal	Value (Note 1)
	Amount
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$ 425,000	$ 442,769
Minnesota – 93.9%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,949,222
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @
100) (b)	3,950,000	4,173,649
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,885,000	4,150,812
5.375% 2/1/17 (FGIC Insured)	4,300,000	4,596,571
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,339,590
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31
(FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	6,000,000	6,279,240
Cambridge Independent School District #911 Gen. Oblig.
(Minnesota School District Prog.) Series C, 5% 4/1/14
(MBIA Insured)	1,200,000	1,266,024
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16 (Pre-Refunded to 2/1/08 @
100) (b)	1,000,000	1,025,830
Series A, 5% 2/1/19 (FSA Insured)	480,000	495,749
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,099,860
5.25% 10/1/25	1,215,000	1,268,217
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine
Health Sys. St. Mary’s) 5.25% 2/15/28	2,350,000	2,389,645
Elk River Independent School District #728 Series A, 5%
2/1/17 (FGIC Insured)	2,000,000	2,097,320
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured)	1,350,000	1,400,382
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,062,187
Jackson County Central Independent School District #2895 5%
2/1/21 (Pre-Refunded to 2/1/12 @ 100) (b)	1,220,000	1,270,154
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,061,507
5% 4/1/16 (FSA Insured)	2,065,000	2,155,984
5% 4/1/17 (FSA Insured)	2,165,000	2,255,237
5% 4/1/18 (FSA Insured)	1,260,000	1,310,274
Lakeville Independent School District #194 Series A, 5%
2/1/22 (FGIC Insured)	1,000,000	1,032,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Minnesota – continued
Mankato Independent School District #77 Series A, 5%
2/1/12 (FSA Insured)	$ 1,000,000	$ 1,027,850
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17 (Pre-
Refunded to 2/1/07 @ 100) (b)	1,120,000	1,129,218
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	833,784
6% 12/1/19	2,915,000	3,143,798
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	4,500,000	4,517,100
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Series 13, 5.25% 1/1/11 (a)	2,840,000	2,934,629
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,456,675
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	2,020,000	2,086,700
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,651,550
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,137,861
Series A:
5% 1/1/19 (AMBAC Insured)	3,500,000	3,589,635
5% 1/1/35 (AMBAC Insured)	8,500,000	8,670,765
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,564,238
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,419,784
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,044,970
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.)
5.125% 7/1/21	1,250,000	1,286,788
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,737,621
0% 9/1/08 (MBIA Insured)	4,600,000	4,210,702
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125%
10/1/20	2,565,000	2,621,430
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,877,489
(Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,272,729
Series D, 5% 11/15/34 (AMBAC Insured)	1,500,000	1,530,255
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,092,200

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Minnesota – continued
Minneapolis Spl. School District #1: – continued
5% 2/1/15 (MBIA Insured)	$ 1,020,000	$ 1,063,717
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100) (b) .	2,575,000	2,593,334
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @
100) (b)	1,305,000	1,353,924
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys.
Proj.) Series A:
6.375% 11/15/29	90,000	98,393
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (b)	2,985,000	3,295,947
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	900,000	901,314
5% 8/1/16	3,500,000	3,659,985
5% 8/1/18	10,775,000	11,283,791
5.2% 5/1/07	1,340,000	1,346,459
5.25% 8/1/13	755,000	784,415
5.5% 6/1/17	2,150,000	2,257,457
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	624,966
(Saint John’s Univ. Proj.) 5% 10/1/08	1,000,000	1,023,490
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17
(Pre-Refunded to 4/1/07 @ 100) (b)	1,500,000	1,517,070
(Trustees of the Hamline Univ. of Minnesota Proj.) Series 41,
6% 10/1/12	440,000	442,138
(Univ. of St. Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,025,510
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	5,450,000	5,709,529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5%
3/1/16	295,000	297,151
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	623,370
5.6% 6/1/15	615,000	649,975
5.65% 6/1/16	625,000	662,825
5.7% 6/1/17	900,000	954,072
5.75% 6/1/18	975,000	1,035,323
5.75% 6/1/19	1,050,000	1,114,575
5.8% 6/1/20	1,000,000	1,063,290
5.875% 6/1/22	2,425,000	2,584,080
Minnesota State Colleges & Univs. Board of Trustees Rev.
Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,532,156
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Minnesota – continued
Mounds View Independent School District #621 Series 2000
A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (b)	$ 3,000,000	$ 3,155,340
Northeast Metropolitan Intermediate School District #916 Ctfs.
of Prtn. 5% 1/1/13	1,000,000	1,039,820
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,047,660
5.375% 1/1/14 (FSA Insured)	8,400,000	8,818,824
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10
@ 100) (b)	2,625,000	2,741,734
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (b)	2,420,000	2,572,629
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (b)	3,100,000	3,290,712
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,863,946
Series B, 5% 2/1/13	2,000,000	2,066,520
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	750,499
5% 1/1/13 (AMBAC Insured)	800,000	841,104
5% 1/1/15 (AMBAC Insured)	715,000	746,767
Prior Lake Ind. School District #719 Series 2000, 5.5%
2/1/15 (FSA Insured)	900,000	943,245
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,603,165
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,503,580
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,056,727
5% 2/1/17 (FSA Insured)	2,535,000	2,630,874
5% 2/1/18 (FSA Insured)	2,520,000	2,612,786
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,933,265
5% 11/15/36	2,000,000	2,042,040
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,045,180
5.9% 11/15/09	1,000,000	1,060,390
Roseville Independent School District #623 (School District Cr.
Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	415,188

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Minnesota – continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig.
Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	$ 7,020,000	$ 7,459,733
5.875% 5/1/30 (FSA Insured)	4,000,000	4,269,480
6.25% 5/1/20 (FSA Insured)	2,760,000	2,989,218
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.)
Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,011,090
Saint Louis Park Health Care Facilities Rev. (Park Nicollet
Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,087,900
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (b)	2,630,000	2,738,146
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (b)	3,765,000	3,928,928
Saint Michael Independent School District #885 5% 2/1/27
(FSA Insured)	7,000,000	7,163,590
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,259,463
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.)
6% 11/15/30	2,000,000	2,135,480
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @
100) (b)	1,060,000	1,111,293
Series A, 5% 2/1/17 (FSA Insured)	220,000	228,980
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,076,691
5% 2/1/17 (FSA Insured)	1,300,000	1,361,763
5% 2/1/18 (FSA Insured)	395,000	409,978
Series C, 5% 2/1/21	1,000,000	1,036,820
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5%
2/1/08 (Escrowed to Maturity) (b)	2,500,000	2,547,525
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75%
5/1/25	2,000,000	2,032,900
Series 2003 11, 5.25% 12/1/20	3,000,000	3,144,060
Series 2003 12:
5.125% 12/1/27	5,000,000	5,143,950
5.25% 12/1/18	3,685,000	3,878,536
Shakopee Health Care Facilities Rev. (Saint Francis Reg’l. Med.
Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,558,203
South Washington County Independent School District #833
Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,101,978
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,048,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Minnesota – continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	$14,670,000	$ 7,306,687
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,620,000	1,678,628
5% 1/1/12 (AMBAC Insured)	2,660,000	2,788,505
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,881,547
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,074,300
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,686,869
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,179,826
5% 2/1/16 (MBIA Insured)	2,230,000	2,326,225
5% 2/1/17 (MBIA Insured)	2,400,000	2,497,968
Suburban Hennepin Reg’l. Park District 5% 2/1/12	1,000,000	1,025,880
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev.
5.25% 10/1/25	440,000	441,241
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded
to 2/1/10 @ 100) (b)	1,450,000	1,520,166
Watertown Independent School District #111 Series A, 5%
2/1/22 (FSA Insured)	1,495,000	1,547,863
Wayzata Ind. School District #284 Series B, 5% 2/1/16 (FSA
Insured)	1,005,000	1,055,682
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.
Series A:
5% 1/1/30 (MBIA Insured)	3,000,000	3,059,880
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,320,000	1,444,978
		312,038,546

Puerto Rico 4.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,893,650
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Series D, 5.25% 7/1/38 (Pre-Refunded to 7/1/12 @
100) (b)	2,500,000	2,674,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series
2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	2,795,000	2,957,753
5.5% 10/1/40 (Escrowed to Maturity) (b)	865,000	913,302

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25%
7/1/29 (FSA Insured)	$ 3,700,000	$ 3,890,661
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	500,000	516,845
		13,846,711

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $321,304,541)		326,328,026

NET OTHER ASSETS – 1.8%		5,868,897
NET ASSETS 100%		$ 332,196,923

Legend (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (b) Security collateralized by an amount sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	33.5%
Escrowed/Pre Refunded	18.3%
Health Care	16.1%
Electric Utilities	14.1%
Transportation	8.5%
Others* (individually less than 5%)	9.5%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $321,304,541)		$ 326,328,026
Cash		1,151,516
Receivable for fund shares sold		84,294
Interest receivable		5,359,086
Prepaid expenses		700
Other receivables		13,006
Total assets		332,936,628

Liabilities
Payable for fund shares redeemed	$ 225,684
Distributions payable	321,538
Accrued management fee	102,663
Transfer agent fee payable	44,819
Other affiliated payables	14,872
Other payables and accrued expenses	30,129
Total liabilities		739,705

Net Assets		$ 332,196,923
Net Assets consist of:
Paid in capital		$ 326,464,039
Undistributed net investment income		91,351
Accumulated undistributed net realized gain (loss) on
investments		618,048
Net unrealized appreciation (depreciation) on
investments		5,023,485
Net Assets, for 29,631,262 shares outstanding		$ 332,196,923
Net Asset Value, offering price and redemption price per
share ($332,196,923 ÷ 29,631,262 shares)		$ 11.21

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 7,659,507

Expenses
Management fee	$ 627,191
Transfer agent fees	135,917
Accounting fees and expenses	42,353
Independent trustees’ compensation	658
Custodian fees and expenses	2,855
Registration fees	19,975
Audit	24,404
Legal	5,631
Miscellaneous	1,780
Total expenses before reductions	860,764
Expense reductions	(48,283)	812,481

Net investment income		6,847,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	800,806
Futures contracts	1,082
Total net realized gain (loss)		801,888
Change in net unrealized appreciation (depreciation) on
investment securities		(6,939,950)
Net gain (loss)		(6,138,062)
Net increase (decrease) in net assets resulting from
operations		$ 708,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,847,026	$ 14,107,143
Net realized gain (loss)	801,888	1,314,751
Change in net unrealized appreciation (depreciation) .	(6,939,950)	(6,375,155)
Net increase (decrease) in net assets resulting from
operations	708,964	9,046,739
Distributions to shareholders from net investment income .	(6,834,514)	(14,107,348)
Distributions to shareholders from net realized gain	—	(1,151,446)
Total distributions	(6,834,514)	(15,258,794)
Share transactions
Proceeds from sales of shares	18,107,352	47,316,112
Reinvestment of distributions	4,852,449	10,864,679
Cost of shares redeemed	(27,653,977)	(64,418,207)
Net increase (decrease) in net assets resulting from
share transactions	(4,694,176)	(6,237,416)
Redemption fees	403	4,497
Total increase (decrease) in net assets	(10,819,323)	(12,444,974)

Net Assets
Beginning of period	343,016,246	355,461,220
End of period (including undistributed net investment
income of $91,351 and undistributed net investment
income of $81,719, respectively)	$ 332,196,923	$ 343,016,246

Other Information
Shares
Sold	1,595,025	4,095,080
Issued in reinvestment of distributions	428,701	942,835
Redeemed	(2,439,065)	(5,592,973)
Net increase (decrease)	(415,339)	(555,058)

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.42	$ 11.62	$ 11.69	$ 11.62	$ 11.19	$ 11.20
Income from Investment
Operations
Net investment
incomeD	.229	.460	.458	.467	.509	.529
Net realized and
unrealized gain
(loss)	(.210)	(.162)	(.012)	.133	.431	(.016)
Total from invest-
ment operations	.019	.298	.446	.600	.940	.513
Distributions from net
investment income .	(.229)	(.460)	(.459)	(.464)	(.510)	(.523)
Distributions from net
realized gain		(.038)	(.057)	(.066)	—	—
Total distributions	(.229)	(.498)	(.516)	(.530)	(.510)	(.523)
Redemption fees
added to paid in
capitalD,F	—	—	—	—	—	—
Net asset value, end of
period	$ 11.21	$ 11.42	$ 11.62	$ 11.69	$ 11.62	$ 11.19
Total ReturnB,C	.16%	2.61%	3.92%	5.27%	8.57%	4.64%
Ratios to Average Net AssetsE
Expenses before
reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee
waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all
reductions	.48%A	.48%	.49%	.49%	.49%	.46%
Net investment
income	4.07%A	3.99%	3.95%	4.00%	4.45%	4.69%
Supplemental Data
Net assets,
end of period
(000 omitted)	$332,197	$343,016	$355,461	$343,880	$344,435	$316,371
Portfolio turnover rate	11%A	15%	12%	15%	25%	7%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation.Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from pub lished prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturi ties of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,058,678
Unrealized depreciation	$ (2,871,530)
Net unrealized appreciation (depreciation)	$ 5,187,148
Cost for federal income tax purposes	$ 321,140,878

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an inter pretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

Short Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

18

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $18,600,043 and $24,498,921, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment manage ment related services for which the Fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund’s transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $337 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody and transfer agent expenses by $2,855 and $45,428, respectively.

7. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

20

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

21 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day manage ment of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also consid ered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s man agement contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, com petitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

22

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

24

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class avail able to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, the fund’s cumulative total returns, the cumulative total returns of a broad based securities market index (“bench mark”), and a range of cumulative total returns of a peer group of mutual funds identi fied by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percen tile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Fidelity Minnesota Municipal Income Fund

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and three year periods and the second quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its bench mark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund’s more recent disappointing performance.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative perfor mance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

Semiannual Report

26

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business.

Semiannual Report

28

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management Inc.
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MNF USAN-0806 1.787786.103

Fidelity® Municipal Income Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	47	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	51	Notes to the financial statements.
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Actual	$ 1,000.00	$ 1,001.80	$ 2.33
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.46	$ 2.36

* Expenses are equal to the Fund’s annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	13.1	13.7
California	12.6	10.5
Illinois	12.4	13.2
New York	11.4	10.0
Massachusetts	7.0	7.8
Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	36.0	33.0
Electric Utilities	11.4	12.5
Escrowed/Pre Refunded	9.4	11.1
Transportation	9.9	9.9
Health Care	8.8	8.9
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	15.2	15.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	6.8	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 99.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999
C, 5.75% 7/1/18	$ 2,000	$ 2,128
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	2,700	2,745
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Series B, 5% 1/1/43 (MBIA Insured)	2,500	2,519
Jefferson County Ltd. Oblig. School Warrants Series A,
5.5% 1/1/22	2,900	3,052
		10,444

Arizona – 0.7%
Arizona School Facilities Board Ctfs. of Prtn. Series C:
5% 9/1/14 (FSA Insured)	2,000	2,119
5% 9/1/15 (FSA Insured)	1,815	1,909
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Sr. Series A1, 5.9% 5/1/24 (g)	2,000	2,091
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp.
Proj.) 4.375%, tender 12/1/10 (d)(g)	5,500	5,521
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev.
(Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16
(Escrowed to Maturity) (h)	2,000	2,390
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,213
5% 7/1/29 (MBIA Insured)	2,000	2,054
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health
Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11
@ 101) (h)	3,250	3,558
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,748
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,284
5% 6/1/31 (AMBAC Insured)	2,000	2,055
		30,942

Arkansas – 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33
(FSA Insured)	6,500	6,683
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10
(MBIA Insured)	3,840	4,023
		10,706

California – 12.6%
ABC Unified School District 0% 8/1/28 (FGIC Insured) .	3,925	1,308

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Cabrillo Unified School District Series A, 0% 8/1/20
(AMBAC Insured)	$ 4,275	$ 2,175
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,477
6% 5/1/14 (MBIA Insured)	3,500	3,865
California Econ. Recovery:
Series 2004 A:
5% 7/1/12 (MBIA Insured)	1,750	1,846
5.25% 7/1/12	3,000	3,196
5.25% 7/1/13	6,000	6,419
Series A:
5% 7/1/15 (MBIA Insured)	11,700	12,329
5.25% 1/1/11	3,700	3,893
5.25% 7/1/13 (MBIA Insured)	13,800	14,808
5.25% 7/1/14 (FGIC Insured)	5,100	5,489
California Edl. Facilities Auth. Rev. (Loyola Marymount
Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,353
0% 10/1/17 (MBIA Insured)	2,050	1,230
0% 10/1/18 (MBIA Insured)	1,675	951
0% 10/1/22 (MBIA Insured)	5,000	2,307
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,351
Series 2005, 5.75% 12/1/24	1,360	1,441
5% 2/1/11	2,000	2,081
5% 3/1/15	7,000	7,351
5.125% 9/1/12	2,000	2,086
5.25% 2/1/11	1,000	1,051
5.25% 3/1/12	2,300	2,437
5.25% 3/1/13	3,530	3,756
5.25% 2/1/14	7,600	8,098
5.25% 2/1/15	10,000	10,605
5.25% 2/1/15	8,300	8,802
5.25% 2/1/16	4,300	4,555
5.25% 2/1/19	5,620	5,897
5.25% 2/1/20	2,000	2,094
5.25% 2/1/24	4,000	4,163
5.25% 2/1/28	8,500	8,788
5.25% 11/1/28	4,485	4,642
5.25% 2/1/33	16,300	16,745
5.25% 12/1/33	15,900	16,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.25% 4/1/34	$ 15,600	$ 16,078
5.5% 2/1/12	8,000	8,569
5.5% 3/1/12	2,000	2,130
5.5% 4/1/28	12,470	13,293
5.5% 4/1/30	14,880	15,822
5.5% 11/1/33	39,600	42,145
5.625% 5/1/20	1,175	1,245
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.):
5% 11/15/09	2,000	2,060
5% 11/15/13	1,000	1,036
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983
A, 0% 2/1/15 (MBIA Insured)	187	95
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (d)(g)	1,000	999
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25%
12/1/13	5,000	5,004
Series 2005 A, 5.25% 6/1/30	14,000	14,431
Series 2005 H:
5% 6/1/16	6,000	6,231
5% 6/1/17	5,000	5,170
5% 6/1/18	10,300	10,613
Series 2005 J, 5% 1/1/17	6,000	6,215
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,668
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,013
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev.
(Southern California Edison Co.) 4.1%, tender 4/1/13
(XL Cap. Assurance, Inc. Insured) (d)	5,000	4,974
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,399
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (d)	4,000	3,950
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton
Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,048
Encinitas Union School District 0% 8/1/20 (MBIA
Insured)	3,500	1,781
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,097

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: -
continued
0% 1/15/27 (a)	$ 2,500	$ 2,177
5% 1/15/16 (MBIA Insured)	2,800	2,914
5.75% 1/15/40	6,300	6,494
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	2,295	2,306
6.75% 6/1/39	10,340	11,564
Series 2003 B, 5% 6/1/12 (Escrowed to Maturity) (h)	2,255	2,375
Series A, 5% 6/1/45	35,695	35,588
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,042
5% 9/1/19 (AMBAC Insured)	2,545	2,643
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,043
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,136
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	4,375	4,689
5.5% 7/1/15 (MBIA Insured)	6,140	6,677
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,400
Modesto Irrigation District Elec. Rev. Series A, 9.625%
1/1/11 (Escrowed to Maturity) (h)	2,685	3,048
Monrovia Unified School District Series B, 0% 8/1/29
(FGIC Insured)	4,525	1,432
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C, 5% 9/1/19 (AMBAC Insured)	3,015	3,185
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A, 3.75% 7/1/12	3,640	3,640
San Diego Unified School District (Election of 1998 Proj.)
Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,240
5.5% 7/1/26 (FSA Insured)	6,700	7,539
San Francisco City & County Arpt. Commission Int’l.
Arpt. Rev. Second Series 27A, 5.5% 5/1/09
(MBIA Insured) (g)	4,330	4,487
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,864
0% 1/15/34 (MBIA Insured)	10,000	2,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Mateo County Cmnty. College District Series A, 0%
9/1/26 (FGIC Insured)	$ 5,430	$ 2,011
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.)
Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,660
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,238
5.5% 5/15/16 (AMBAC Insured)	3,155	3,404
5.5% 5/15/17 (AMBAC Insured)	3,325	3,586
5.5% 5/15/19 (AMBAC Insured)	3,700	3,970
5.5% 5/15/22 (AMBAC Insured)	1,000	1,068
5.5% 5/15/23 (AMBAC Insured)	1,025	1,093
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,599
5.5% 5/15/16 (AMBAC Insured)	6,500	7,097
5.5% 5/15/17 (AMBAC Insured)	6,860	7,485
Val Verde Unified School District Ctfs. of Prtn. Series B,
5% 1/1/30 (FGIC Insured)	2,200	2,227
		560,477

Colorado – 2.1%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic
Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,595
Colorado Health Facilities Auth. Retirement Hsg. Rev.
(Liberty Heights Proj.) 0% 7/15/22 (Escrowed to
Maturity) (h)	9,500	4,321
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @
101) (h)	5,040	5,683
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @
101) (h)	2,700	3,060
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,489
0% 1/1/10 (MBIA Insured)	1,500	1,291
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr.
Resources Rev. (Parker Wtr. and Sanitation District
Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,660
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to
Maturity) (h)	32,490	14,624
Series 1992 B, 0% 10/1/17 (Escrowed to
Maturity) (h)	7,900	4,626

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Denver Health & Hosp. Auth. Health Care Rev. Series A,
6.25% 12/1/33	$ 2,000	$ 2,147
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,665
5.75% 12/15/22 (FGIC Insured)	1,000	1,108
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	10,768
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,372
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,078
5.5% 6/15/19 (AMBAC Insured)	1,000	1,074
		92,561

District Of Columbia – 1.1%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,636
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,775
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)	12,600	13,341
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,103
6% 4/1/18 (MBIA Insured)	13,835	14,561
		50,416

Florida – 2.2%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC
Insured)	3,300	3,663
Florida Board of Ed. Cap. Outlay Series B, 5.5%
6/1/15 (FGIC Insured)	3,655	3,926
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/17	1,200	1,223
3.95%, tender 9/1/12 (d)	9,300	9,115
5%, tender 11/16/09 (d)	12,500	12,806
5.25% 11/15/12	3,935	4,045
5.25% 11/15/13	3,140	3,221
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375%
10/1/16 (MBIA Insured)	4,535	4,575
(Third Installment Proj.) Series 73, 6.8% 7/1/12
(Escrowed to Maturity) (h)	2,425	2,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Jacksonville Port Auth. Rev. 5.75% 11/1/09
(MBIA Insured) (g)	$ 1,000	$ 1,025
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41
(FSA Insured)	10,800	10,952
Miami-Dade County Aviation Rev. (Miami Int’l. Arpt.
Proj.) Series A, 5% 10/1/37 (XL Cap. Assurance, Inc.
Insured) (g)	5,750	5,775
Miami-Dade County Edl. Facilities Auth. Rev. 5.75%
4/1/29 (AMBAC Insured)	5,000	5,317
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (d)	3,600	3,734
Orange County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.) 5.625%
11/15/32	2,000	2,100
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (g)	5,000	5,135
6% 4/1/09 (AMBAC Insured) (g)	8,090	8,415
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,726
5% 7/1/20 (MBIA Insured)	1,745	1,808
South Broward Hosp. District Rev. 5.625% 5/1/32
(MBIA Insured)	2,630	2,834
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,147
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of
Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,011
		96,163

Georgia – 3.0%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	39,072
5% 11/1/43 (FSA Insured)	57,750	58,570
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,625
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10
@ 102) (h)	5,800	6,304
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21
(Escrowed to Maturity) (h)	4,595	2,164
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC
Insured)	140	155
Gainesville & Hall County Hosp. Auth. Rev. Anticipation
Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5%
5/15/31	4,500	4,607

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0%
12/1/21 (Escrowed to Maturity) (h)	$ 5,615	$ 2,645
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,200	1,036
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp.
Proj.) Series C, 0% 12/1/21 (Escrowed to
Maturity) (h)	17,000	8,008
		135,186

Hawaii – 0.6%
Hawaii Arpt. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,810
Series 2000 B, 8% 7/1/11 (FGIC Insured) (g)	9,250	10,767
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12
(MBIA Insured)	2,130	2,270
Honolulu City & County Board of Wtr. Supply Wtr. Sys.
Rev. Series B:
5% 7/1/12 (MBIA Insured) (c)(g)	1,690	1,753
5% 7/1/13 (MBIA Insured) (c)(g)	1,000	1,038
5% 7/1/14 (MBIA Insured) (c)(g)	1,140	1,184
5% 7/1/15 (MBIA Insured) (c)(g)	1,430	1,484
5.25% 7/1/18 (MBIA Insured) (c)(g)	3,205	3,362
Honolulu City and County Wastewtr. Sys. Sr. Series 2001
5.5% 7/1/18 (AMBAC Insured)	1,090	1,149
		25,817

Illinois – 12.4%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/19 (MBIA Insured)	1,000	1,056
5.25% 12/1/20 (MBIA Insured)	4,500	4,739
5.5% 12/1/23 (MBIA Insured)	1,000	1,080
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,974
5.5% 12/1/27 (AMBAC Insured)	4,000	4,475
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,174
0% 1/1/15 (FGIC Insured)	20,000	13,585
0% 1/1/26 (FGIC Insured)	16,000	6,194
0% 1/1/30 (FGIC Insured)	18,670	5,867
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Gen. Oblig.: – continued
(Neighborhoods Alive 21 Prog.):
5% 1/1/43 (AMBAC Insured)	$ 4,535	$ 4,566
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,691
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	2,500	2,604
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (h)	1,300	1,353
5% 1/1/42 (AMBAC Insured)	18,955	19,150
5.25% 1/1/22 (MBIA Insured)	2,085	2,183
5.25% 1/1/33 (MBIA Insured)	8,115	8,352
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (h)	185	196
5.5% 1/1/38 (MBIA Insured)	5,620	5,888
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (h) .	210	225
Series C, 5.7% 1/1/30 (FGIC Insured)	5,760	6,134
5.5% 1/1/40 (FGIC Insured)	5,515	5,759
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (g)	2,910	2,954
5.25% 1/1/14 (MBIA Insured) (g)	3,060	3,106
6% 1/1/08 (MBIA Insured) (g)	2,170	2,212
6% 1/1/10 (MBIA Insured) (g)	2,435	2,480
6.125% 1/1/11 (MBIA Insured) (g)	2,580	2,629
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19
(AMBAC Insured)	1,780	1,875
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (g)	10,000	10,507
Series A:
5.5% 1/1/16 (AMBAC Insured) (g)	10,770	11,058
5.6% 1/1/10 (AMBAC Insured)	4,500	4,586
6.25% 1/1/09 (AMBAC Insured) (g)	6,040	6,226
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,132
5.75% 1/1/30 (AMBAC Insured)	13,420	14,300
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,951
5.25% 1/1/19 (FGIC Insured)	3,000	3,159
5.25% 1/1/20 (FGIC Insured)	2,195	2,306
5.5% 1/1/19 (FGIC Insured)	475	500
5.5% 1/1/20 (FGIC Insured)	490	515
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago
Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured) .	3,600	3,811

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (h) .	$ 11,670	$ 12,157
5.5% 1/1/17 (Escrowed to Maturity) (h)	1,135	1,200
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,687
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,149
Cook County Gen. Oblig. Series C, 5% 11/15/25
(AMBAC Insured)	8,400	8,574
DuPage County Forest Preserve District Rev. 0%
11/1/17	6,665	3,926
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,054
5.25% 1/1/22	2,000	2,101
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,437
5% 7/1/18 (AMBAC Insured)	1,450	1,505
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (d)(g)	5,600	5,538
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,135
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18
(AMBAC Insured)	4,500	2,506
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23
(Escrowed to Maturity) (h)	24,975	10,778
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,003
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,751
5.5% 9/1/19	4,405	4,725
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	3,350	3,316
Series 2005 A:
5.25% 7/1/41	755	780
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (h)	305	325
Series A, 5.125% 7/1/38	1,585	1,609
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and
Coke Co. Proj.) Series A, 4.3%, tender 6/1/16
(AMBAC Insured) (d)	3,860	3,762
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,396
5.25% 12/1/20 (FSA Insured)	2,000	2,110
5.375% 12/1/14 (FSA Insured)	5,000	5,344
5.375% 7/1/15 (MBIA Insured)	3,700	3,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.: – continued
First Series:
5.5% 4/1/16 (FSA Insured)	$ 1,300	$ 1,395
5.5% 8/1/16 (MBIA Insured)	13,000	13,961
5.5% 8/1/17 (MBIA Insured)	7,500	8,046
5.5% 2/1/18 (FGIC Insured)	1,000	1,066
5.5% 8/1/18 (MBIA Insured)	5,000	5,362
5.75% 12/1/18 (MBIA Insured)	1,200	1,278
Series 2006, 5.5% 1/1/31	3,000	3,380
5.5% 4/1/17 (MBIA Insured)	7,065	7,409
5.6% 4/1/21 (MBIA Insured)	7,500	7,872
5.7% 4/1/16 (MBIA Insured)	7,350	7,774
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,464
7% 5/15/22	5,000	5,410
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,541
6% 7/1/33	3,775	3,966
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,282
7% 4/1/14	1,500	1,720
(Riverside Health Sys. Proj.) 6.85% 11/15/29
(Pre-Refunded to 11/15/10 @ 101) (h)	5,025	5,643
(Swedish American Hosp. Proj.) 6.875% 11/15/30
(Pre-Refunded to 5/15/10 @ 101) (h)	6,970	7,668
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,092
Illinois Reg’l. Trans. Auth. Series A, 8% 6/1/17
(AMBAC Insured)	4,500	5,837
Illinois Sales Tax Rev. 6% 6/15/20	4,600	4,918
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5%
1/1/31 (FSA Insured)	17,300	17,654
Kane & DeKalb Counties Cmnty. Unit School District
#302 5.8% 2/1/22 (FGIC Insured)	3,795	4,147
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,040
Lake County Warren Township High School District
#121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,182
5.625% 3/1/21 (AMBAC Insured)	2,505	2,741
5.75% 3/1/19 (AMBAC Insured)	2,240	2,488

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 26,420	$ 28,485
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,575
Series A:
0% 6/15/11 (Escrowed to Maturity) (h)	6,000	4,874
0% 6/15/15 (FGIC Insured)	15,000	9,997
0% 6/15/19 (FGIC Insured)	3,225	1,750
0% 6/15/19 (MBIA Insured)	2,870	1,557
0% 6/15/20 (FGIC Insured)	3,470	1,791
5.25% 12/15/10 (AMBAC Insured)	12,950	13,225
6.65% 6/15/12 (FGIC Insured)	250	250
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (h)	16,640	14,147
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,070
0% 6/15/13 (FGIC Insured)	5,575	4,110
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,068
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,450
0% 4/1/17 (MBIA Insured)	16,270	9,891
0% 4/1/20 (MBIA Insured)	8,000	4,159
Will County Cmnty. Unit School District #365, Valley
View 0% 11/1/17 (FSA Insured)	3,200	1,889
		552,013

Indiana – 2.5%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17
(FSA Insured)	2,835	2,971
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,613
5.25% 7/15/25 (FSA Insured)	1,720	1,789
Crown Point Multi-School Bldg. Corp. 0% 1/15/21
(MBIA Insured)	7,480	3,703
Franklin Township Independent School Bldg. Corp.,
Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,400
5.25% 7/15/17 (MBIA Insured)	1,885	2,008
GCS School Bldg. Corp. One 5% 7/15/22
(FSA Insured)	1,545	1,590
Hamilton Southeastern Cumberland Campus School
Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Hammond School Bldg. Corp. 5% 7/15/16
(MBIA Insured)	$ 1,845	$ 1,936
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	21,217
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,011
5% 2/1/20 (MBIA Insured)	1,635	1,690
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,519
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(g)	3,000	2,967
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg’l. Hosp. Proj.) 7% 8/15/15
(FSA Insured)	2,500	2,855
5.5% 2/15/30 (Pre-Refunded to 8/15/10 @
101.5) (h)	5,295	5,679
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	976
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,112
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15
(FGIC Insured)	1,000	1,022
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,500	1,548
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,754
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,817
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (g) .	10,000	10,534
5.95% 12/1/29 (g)	2,000	2,107
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,459
5.25% 7/15/22 (MBIA Insured)	1,785	1,887
5.25% 7/15/24 (MBIA Insured)	1,975	2,081
5.25% 7/15/25 (MBIA Insured)	2,085	2,187
5.25% 1/15/29 (MBIA Insured)	1,265	1,319
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.)
Series 1995 A, 4.15%, tender 7/15/11
(AMBAC Insured) (c)(d)	4,400	4,422
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	2,985
5.5% 7/15/21 (FSA Insured)	2,675	2,894
Southmont School Bldg. Corp. 5% 7/15/15
(FGIC Insured)	2,000	2,086

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	$ 1,360	$ 1,433
5% 7/15/18 (FSA Insured)	1,500	1,558
		111,421

Iowa 0.8%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (Pre-Refunded to 2/15/10 @
101) (h)	15,000	16,113
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @
101) (h)	2,000	2,195
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @
101) (h)	1,000	1,102
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @
101) (h)	1,280	1,410
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @
101) (h)	1,000	1,102
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @
101) (h)	1,000	1,102
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	10,000	10,513
		33,537

Kansas 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (d)	7,800	7,864
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of
Charity of Leavenworth Health Svcs. Corp. Proj.)
Series J, 6.25% 12/1/28	4,500	4,860
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,368
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,240
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,388
		16,720

Kentucky 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.)
Series A, 0% 8/15/11	5,250	4,170
Louisville & Jefferson County Metropolitan Swr. District
Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37
(FGIC Insured)	15,750	16,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys.
Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	$ 1,545	$ 1,594
5.5% 7/1/10 (FSA Insured) (g)	3,800	3,984
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10
(AMBAC Insured)	7,440	6,428
		32,736

Louisiana – 0.7%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20
(AMBAC Insured)	3,000	3,128
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev.
Series C, 0% 8/20/14	8,625	5,784
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,456
0% 9/1/11 (AMBAC Insured)	3,080	2,448
0% 9/1/13 (AMBAC Insured)	3,350	2,415
0% 9/1/14 (AMBAC Insured)	3,165	2,159
		30,390

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,129
Maryland 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25%
9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,254
Maryland Econ. Dev. Corp. (Univ. of Maryland,
Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,073
5% 6/1/16 (CIFG North America Insured)	1,000	1,053
5% 6/1/19 (CIFG North America Insured)	1,500	1,561
Maryland Health & Higher Edl. Facilities Auth. Rev.
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,729
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,072
		12,742

Massachusetts 7.0%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,516
Series A, 5% 7/1/31	11,000	11,240
Series B, 6.2% 3/1/16	3,800	4,274
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (g)	2,985	2,995

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: – continued
Series B Issue E:
5.85% 7/1/06 (AMBAC Insured) (g)	$ 615	$ 615
5.95% 7/1/07 (AMBAC Insured) (g)	660	664
6.05% 7/1/08 (AMBAC Insured) (g)	675	679
6.15% 7/1/10 (AMBAC Insured) (g)	270	272
6.25% 7/1/11 (AMBAC Insured) (g)	170	171
6.3% 7/1/12 (AMBAC Insured) (g)	160	161
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	10,676
5.75% 6/15/12	5,000	5,319
5.75% 6/15/13	5,000	5,321
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	20,782
5% 3/1/22	6,500	6,702
Series 2005 C, 5.25% 9/1/23	19,745	20,906
Series D:
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @
100) (h)	14,000	14,908
5.25% 10/1/21 (Pre-Refunded to 10/1/13 @
100) (h)	9,000	9,584
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5%
2/1/22 (i)	3,855	3,861
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25%
7/1/12 (AMBAC Insured)	2,000	2,117
(New England Med. Ctr. Hosp. Proj.) Series G,
5.375% 7/1/24 (MBIA Insured)	3,800	3,803
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,467
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,424
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,832
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev.
(Ogden Haverhill Proj.) Series 1992 A, 4.95%
12/1/06	2,000	2,008
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,585
0% 8/1/09	21,800	19,085
0% 8/1/10	2,000	1,669
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (g)	$ 2,000	$ 2,085
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,643
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	29,965	30,960
5% 8/15/26 (FSA Insured)	10,000	10,279
5% 8/15/30 (FSA Insured)	30,000	30,637
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,867
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,147
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)	12,230	12,563
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25%
8/1/13	90	93
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75%
6/15/16 (MBIA Insured)	4,850	5,149
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,279
		310,349

Michigan – 1.1%
Carman-Ainsworth Cmnty. School District 5% 5/1/18
(FSA Insured)	2,175	2,261
Clarkston Cmnty. Schools 5.375% 5/1/20 (Pre-Re-
funded to 5/1/13 @ 100) (h)	1,775	1,913
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	4,520	4,672
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,255
Fowlerville Cmnty. School District 5.25% 5/1/17
(FGIC Insured)	1,425	1,509
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (h)	1,460	1,556
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to
Maturity) (h)	4,750	4,802
Series W, 5.25% 8/15/27 (Escrowed to
Maturity) (h)	4,000	4,047

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Mercy Health Svcs. Proj.):
Series X:
6% 8/15/34 (Pre Refunded to 8/15/09 @ 101) (h)	$ 7,145	$ 7,624
6% 8/15/34 (Pre Refunded to 8/15/09 @ 101) (h)	3,530	3,767
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (h)	420	441
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,152
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,167
6.25% 1/1/09	400	420
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,096
		47,682

Minnesota 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,079
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	9,700	9,737
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Series A, 5% 1/1/35 (AMBAC Insured)	4,000	4,080
Minneapolis Health Care Sys. Rev. (Allina Health Sys.
Proj.) Series 2002 A, 6% 11/15/23	6,000	6,472
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care
Sys. Proj.) Series A:
6.375% 11/15/29	375	410
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @
101) (h)	11,625	12,836
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group
Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured) .	8,500	9,073
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast
Proj.) 6% 11/15/30	2,000	2,135
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,800
5.25% 12/1/19	2,850	2,994
Waconia Independent School District #110 Series A, 5%
2/1/15 (FSA Insured)	555	576
		51,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. &
Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured) .	$ 3,515	$ 3,641
Missouri – 0.2%
Missouri Dev. Fin. Board Infrastructure Facilities Rev.
(City of Branson Branson Landing Proj.) Series 2005 A,
6% 6/1/20	2,125	2,359
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,919
Series 2003 A:
5.125% 1/1/19	5,000	5,243
5.25% 1/1/18	1,280	1,354
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Series C, 5.5% 3/1/16 (g)	110	110
		10,985

Montana 0.5%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.)
Series A, 5.2%, tender 5/1/09 (d)	10,755	10,998
Montana Board of Invt. (Payroll Tax Workers
Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (h)	1,255	1,323
6.875% 6/1/20 (Escrowed to Maturity) (h)	3,870	4,081
6.875% 6/1/20 (Escrowed to Maturity) (h)	2,005	2,114
Montana Board of Regents Higher Ed. Rev. (Montana
State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,037
		20,553

Nevada 0.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,500
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,144
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,661
Clark County Gen. Oblig. 5.5% 7/1/21 (Pre-Refunded
to 7/1/10 @ 100) (h)	1,100	1,163
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,751
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	6,285	6,619
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,545

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada – continued
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
– continued
0% 7/1/13 (FSA Insured)	$ 4,590	$ 3,366
0% 7/1/14 (FSA Insured)	3,000	2,093
		26,842

New Hampshire – 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,059
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (d)(g)	6,100	5,942
New Hampshire Tpk. Sys. Rev. 5% 5/1/09
(AMBAC Insured) (c)	2,000	2,052
		9,053

New Jersey – 3.3%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	10,480
Series 2005 O:
5.125% 3/1/30	5,000	5,142
5.25% 3/1/23	4,500	4,726
5.25% 3/1/26	11,305	11,824
Series O:
5.25% 3/1/21 (MBIA Insured)	2,800	2,959
5.25% 3/1/25	9,900	10,362
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ
Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to
Maturity) (h)	845	845
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25
(FSA Insured)	6,200	6,395
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,900	1,183
Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,540
Series C, 5.25% 6/15/16 (Pre-Refunded to 6/15/15
@ 100) (h)	2,000	2,158
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,437
5.25% 8/1/19 (FGIC Insured)	2,735	2,886
Ocean County Utils. Auth. Wastewtr. Rev. 5.25%
1/1/07	650	654
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	13,995	13,972
5.75% 6/1/32	8,710	9,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
Tobacco Settlement Fing. Corp.: – continued
6.125% 6/1/24	$ 24,850	$ 26,582
6.125% 6/1/42	4,500	4,760
6.375% 6/1/32	6,300	6,823
6.75% 6/1/39	8,700	9,665
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,977
		145,435

New Mexico – 0.5%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (g)	1,500	1,565
6.7% 7/1/18 (AMBAC Insured) (g)	2,500	2,607
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,229
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,843
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,155
New Mexico Edl. Assistance Foundation Sr. Series A3,
4.95% 3/1/09 (g)	5,000	5,088
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21 .	5,340	6,024
		20,511

New York – 11.4%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/21 (FSA Insured)	1,575	1,691
5.75% 5/1/23 (FSA Insured)	1,750	1,874
Series 2004:
5.75% 5/1/21 (FSA Insured)	3,845	4,238
5.75% 5/1/24 (FSA Insured)	3,000	3,299
5.75% 5/1/25 (FSA Insured)	3,400	3,731
5.75% 5/1/26 (FSA Insured)	5,200	5,696
5.75% 5/1/14 (FSA Insured)	3,500	3,821
5.75% 5/1/15 (FSA Insured)	7,870	8,577
5.75% 5/1/16 (FSA Insured)	7,120	7,879
5.75% 5/1/18 (FSA Insured)	3,460	3,732
5.75% 5/1/18 (FSA Insured)	9,220	10,196
5.75% 5/1/20 (FSA Insured)	8,000	8,830
5.75% 5/1/22 (FSA Insured)	1,000	1,102
Long Island Pwr. Auth. Elec. Sys. Rev.:
5% 12/1/25 (FGIC Insured)	5,000	5,149
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,669

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Long Island Pwr. Auth. Elec. Sys. Rev.: – continued
5% 12/1/35	$ 2,000	$ 2,026
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured)	2,200	2,357
Metropolitan Trans. Auth. Rev. Series F, 5.25%
11/15/27 (MBIA Insured)	3,400	3,580
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,094
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,491
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,140
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	2,300	2,397
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	5,120	5,592
Series 2002 C, 5.5% 8/1/13	5,000	5,355
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,585
Series 2003 I, 5.75% 3/1/16	5,500	5,957
Series 2005 G:
5% 8/1/14	2,400	2,510
5% 8/1/15	1,500	1,568
5.25% 8/1/16	3,525	3,752
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,959
Series B, 5.75% 8/1/14	2,000	2,168
Series C, 5.75% 3/15/27 (FSA Insured)	1,035	1,111
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,632
Subseries 2005 F1:
5% 9/1/15	4,000	4,182
5.25% 9/1/14	5,060	5,380
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15
(FSA Insured) (g)	1,385	1,409
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/09 (g)	3,100	3,152
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,391
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,180
Series B, 5.125% 6/15/31	10,545	10,838
Series G, 5.125% 6/15/32	2,000	2,050
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	6,000	6,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York Local Govt. Assistance Corp. Series C, 5.5%
4/1/17	$ 22,015	$ 23,851
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,548
5.75% 7/1/13	8,750	9,366
Series C, 7.5% 7/1/10 (FGIC Insured)	21,250	22,715
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	3,770	3,914
(State Univ. Edl. Facilities Proj.) Series A, 5.875%
5/15/17 (FGIC Insured)	6,865	7,795
(Suffolk County Judicial Facilities Proj.) Series A, 9.5%
4/15/14 (Escrowed to Maturity) (h)	690	861
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,263
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,296
4.875% 6/15/20	8,500	8,670
5% 6/15/15	3,015	3,107
New York State Med. Care Facilities Fin. Agcy. Rev.
(Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,265	1,281
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	12,500	13,206
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	2,350	2,505
New York State Urban Dev. Corp. Rev. Series 2004 A2,
5.5% 3/15/21 (MBIA Insured)	14,360	15,972
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,571
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,114
Series A, 5.75% 2/15/16	130	139
Series B:
5.25% 8/1/19	2,000	2,108
5.25% 2/1/29 (b)	13,000	13,622
Niagara Falls City Niagara County Pub. Impt. (Pub.
Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	641
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	10,500	11,090
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	9,500	10,127
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,924

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.: – continued
Series A1:
5.25% 6/1/22 (AMBAC Insured)	$ 3,850	$ 4,036
5.5% 6/1/14	7,500	7,793
5.5% 6/1/15	33,500	35,137
5.5% 6/1/18 (MBIA Insured)	2,000	2,132
Series C1:
5.5% 6/1/14	9,900	10,286
5.5% 6/1/15	9,900	10,384
5.5% 6/1/16	3,820	4,040
5.5% 6/1/17	9,200	9,712
5.5% 6/1/18	12,000	12,750
5.5% 6/1/20	2,700	2,872
5.5% 6/1/22	8,255	8,750
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc.
Insured)	6,095	6,458
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,150
Series A, 5% 1/1/32 (MBIA Insured)	470	479
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (h) .	2,000	2,181
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (h) .	4,000	4,432
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	9,685	10,068
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded
to 7/15/12 @ 100) (h)	7,800	8,284
		507,168

New York & New Jersey – 0.3%
Port Auth. of New York & New Jersey 124th Series, 5%
8/1/13 (FGIC Insured) (g)	3,400	3,476
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (g)	10,275	11,437
		14,913

North Carolina – 3.7%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty.
College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,897
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,711
5.25% 6/1/18 (AMBAC Insured)	1,620	1,704
5.25% 6/1/19 (AMBAC Insured)	1,540	1,621
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
Dare County Ctfs. of Prtn.: – continued
5.25% 6/1/22 (AMBAC Insured)	$ 1,620	$ 1,701
5.25% 6/1/23 (AMBAC Insured)	1,620	1,690
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke
Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,498
5.125% 7/1/42	34,200	34,938
5.25% 7/1/42	9,805	10,109
North Carolina Ctfs. of Prtn. (Repair and Renovation
Proj.) Series B, 5.25% 6/1/17	3,600	3,822
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,125
5.75% 1/1/26	4,000	4,206
Series B, 7% 1/1/08	10,060	10,476
Series C, 5.25% 1/1/09	2,500	2,564
Series D:
5.375% 1/1/10	4,525	4,690
6.7% 1/1/19	5,000	5,418
6.75% 1/1/26	7,000	7,596
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
(North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,037
5% 2/1/20	1,500	1,543
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1999 B, 6.375% 1/1/08	7,000	7,236
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,035
5.125% 1/1/17 (MBIA Insured)	15,350	15,737
5.125% 1/1/17 (MBIA Insured)	16,000	16,547
Univ. of North Carolina at Chapel Hill Rev. Series A,
4.75% 12/1/34	5,000	4,961
		165,862

North Dakota 0.7%
Mercer County Poll. Cont. Rev. (Antelope Valley
Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13
(AMBAC Insured)	26,000	29,355
Ohio – 0.9%
Franklin County Hosp. Rev. 5.5% 5/1/28 (Pre-Refunded
to 5/1/11 @ 101) (h)	4,265	4,588
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/08	1,225	1,254

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Montgomery County Rev. (Catholic Health Initiatives
Proj.) Series A:
6% 12/1/19	$ 4,905	$ 5,283
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,494
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,730
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (d)(g)	5,000	5,025
Richland County Hosp. Facilities (MedCentral Health Sys.
Proj.) Series B, 6.375% 11/15/30	3,000	3,209
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA
Insured)	3,750	3,822
		39,405

Oklahoma – 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (h)	2,080	1,650
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,197
5.5% 10/1/22 (FGIC Insured)	2,845	3,060
5.5% 10/1/23 (FGIC Insured)	3,005	3,220
5.5% 10/1/24 (FGIC Insured)	3,175	3,395
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys.
Proj.) 6% 2/15/29	15,000	15,936
Oklahoma Industries Auth. Rev. (Health Sys. Oblig.
Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	11,986
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @
101) (h)	8,330	8,828
		52,272

Oregon – 0.3%
Clackamas County School District #62C, Oregon City
Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,523
Clackamus County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,174
5.25% 6/1/24 (FSA Insured)	2,605	2,830
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.)
Series A:
8% 7/15/06	385	385
8% 7/15/07	430	441
8% 7/15/08	480	492
8% 7/15/09	540	554
8% 7/15/10	605	620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oregon – continued
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.)
Series A: – continued
8% 7/15/11	$ 385	$ 395
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,948
5.5% 6/15/21 (FSA Insured)	1,060	1,165
Yamhill County School District #029J Newberg 5.5%
6/15/20 (FGIC Insured)	1,000	1,106
		15,633

Pennsylvania – 1.6%
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,455
5.5% 3/1/25 (FSA Insured)	1,400	1,506
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	3,000	3,192
Central Dauphin School District Gen. Oblig. 7% 2/1/27
(MBIA Insured)	1,000	1,207
Chester County Health & Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series B, 5.25%
5/15/22 (AMBAC Insured)	4,400	4,517
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,303
6.1% 6/1/12 (AMBAC Insured)	3,000	3,300
6.125% 6/1/14 (AMBAC Insured)	5,230	5,856
Northumberland County Auth. Commonwealth Lease
Rev. (State Correctional Facilities Proj.) 0% 10/15/13
(Escrowed to Maturity) (h)	11,455	8,316
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7%
9/1/16 (Escrowed to Maturity) (h)	2,000	2,278
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	9,313
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (d)(g)	5,600	5,552
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp.
Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%,
tender 11/1/09 (d)(g)	5,000	4,917
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of
Pennsylvania Health Systems Proj.) Series A, 5%
8/15/16 (AMBAC Insured)	3,600	3,777
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (g)	290	292

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy.: – continued
Series C, 8.1% 7/1/13	$ 555	$ 557
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10
(FGIC Insured) (g)	4,425	4,607
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,067
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,047
Philadelphia Redev. Auth. Rev. (Philadelphia
Neighborhood Transformation Initiative Proj.)
Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,062
		69,121

Puerto Rico 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America
Insured)	2,300	2,486
5.75% 7/1/19 (FGIC Insured)	3,240	3,521
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (h)	5,315	5,624
5.5% 10/1/40 (Escrowed to Maturity) (h)	765	808
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,328
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,168
Series C, 5.25% 1/1/15 (g)	5,000	5,166
		26,101

Rhode Island – 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,723
5% 5/15/13 (FSA Insured)	4,000	4,179
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,831
5.25% 9/15/16 (AMBAC Insured)	1,815	1,932
5.25% 9/15/18 (AMBAC Insured)	1,005	1,060
5.5% 9/15/24 (AMBAC Insured)	2,000	2,140
		12,865

South Carolina – 0.8%
Greenville County School District Installment Purp. Rev.
5% 12/1/11	3,750	3,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
Lexington County Health Svcs. District, Inc. Hosp. Rev.
6% 11/1/18	$ 3,500	$ 3,801
Lexington One School Facilities Corp. Rev. (Lexington
County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,618
Richland County Hosp. Facilities Rev. (Cmnty. Provider
Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed
to Maturity) (h)	1,500	1,705
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,233
5.375% 1/1/23 (FSA Insured)	1,025	1,083
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health Alliance Proj.) Series A, 7.375%
12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	4,000	4,592
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08
(FSA Insured) (g)	3,515	3,613
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	2,200	2,310
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,609
Series A, 5.5% 1/1/15 (FGIC Insured)	5,000	5,456
York County Wtr. & Swr. Rev. 5.25% 12/1/30
(MBIA Insured)	1,120	1,165
		34,082

South Dakota 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12
(FSA Insured)	1,000	1,132
Tennessee – 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,678
5% 12/15/13	5,000	5,201
5% 12/15/14	3,870	4,024
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,506
5.75% 1/1/14 (MBIA Insured)	2,000	2,191
7.25% 1/1/10 (MBIA Insured)	2,660	2,930
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (g)	1,500	1,579
6.25% 2/15/10 (MBIA Insured) (g)	1,000	1,069
6.25% 2/15/11 (MBIA Insured) (g)	1,415	1,532
Series B, 6.5% 2/15/09 (MBIA Insured) (g)	500	529

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Metropolitan Govt. Nashville & Davidson County Wtr. &
Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	$ 5,600	$ 6,329
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26
(Pre-Refunded to 9/1/12 @ 100) (h)	8,410	9,517
		43,085

Texas 13.1%
Abilene Independent School District:
5% 2/15/16	2,035	2,131
5% 2/15/18	2,000	2,078
5% 2/15/23	3,205	3,295
Aledo Independent School District Series A, 5.125%
2/15/33	2,775	2,850
Argyle Independent School District 5.25% 8/15/40
(FSA Insured)	1,745	1,819
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,255
Austin Cmnty. College District 5.5% 8/1/34	4,600	4,924
Austin Independent School District 5.25% 8/1/15	2,000	2,146
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	6,794
0% 5/15/17 (FGIC Insured)	9,200	5,567
0% 5/15/18 (FGIC Insured)	5,000	2,866
Austin Wtr. & Wastewtr. Sys. Rev.:
5% 11/15/12 (MBIA Insured) (c)	2,375	2,478
5% 11/15/15 (MBIA Insured) (c)	1,250	1,306
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.
5.375% 5/1/20 (FSA Insured)	1,660	1,752
Birdville Independent School District:
0% 2/15/11	8,665	7,129
0% 2/15/13	13,690	10,242
Boerne Independent School District 5.25% 2/1/35	11,000	11,407
Canyon Independent School District Series A, 5.5%
2/15/21	1,855	1,980
Cedar Hill Independent School District 0% 8/15/09	1,575	1,381
Clint Independent School District:
5.5% 8/15/19	1,055	1,128
5.5% 8/15/20	1,110	1,185
5.5% 8/15/21	1,175	1,255
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,413
0% 2/15/11	1,500	1,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 3,305	$ 3,522
5.25% 7/15/19 (FSA Insured)	4,000	4,248
Corsicana Independent School District 5.125% 2/15/34	3,275	3,361
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,427
0% 2/15/13	6,425	4,807
0% 2/15/14	11,475	8,167
0% 2/15/16	9,700	6,231
5.75% 2/15/19 (Pre-Refunded to 2/15/12 @
100) (h)	4,400	4,788
5.75% 2/15/21 (Pre-Refunded to 2/15/12 @
100) (h)	1,000	1,088
Dallas Fort Worth Int’l. Arpt. Rev. Series A, 5.25%
11/1/10 (MBIA Insured) (g)	2,150	2,236
Denton County Lewisville Independent School District
Series 2004, 5% 8/15/16	3,465	3,577
Duncanville Independent School District 5.65% 2/15/28	30	32
El Paso Independent School District 5.25% 8/15/31	2,245	2,336
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,254
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,060
5% 8/15/26	3,765	3,856
5.375% 8/15/17	2,715	2,887
Gainesville Independent School District 5.25% 2/15/36	1,900	1,990
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC
Insured)	1,315	1,367
Grand Prairie Independent School District 0% 2/15/16 .	3,775	2,429
Guadalupe-Blanco River Auth. Contract Rev. (Western
Canyon Reg’l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,663
5.25% 4/15/16 (MBIA Insured)	1,680	1,774
5.25% 4/15/17 (MBIA Insured)	2,295	2,416
5.25% 4/15/18 (MBIA Insured)	1,915	2,010
5.25% 4/15/19 (MBIA Insured)	1,000	1,050
5.25% 4/15/20 (MBIA Insured)	1,565	1,640
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	106
5.5% 8/15/35	45	47
6% 8/15/16	35	38

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	$ 11,400	$ 11,803
0% 10/1/13 (MBIA Insured)	5,550	4,042
0% 10/1/14 (MBIA Insured)	11,000	7,618
0% 8/15/25 (MBIA Insured)	3,000	1,159
0% 8/15/28 (MBIA Insured)	5,000	1,635
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26 (Pre-Refunded to 8/15/11 @
100) (h)	3,000	3,189
5.625% 2/15/13 (Pre-Refunded to 8/15/11 @
100) (h)	4,625	4,969
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,120	1,193
7.4% 2/15/10 (Escrowed to Maturity) (h)	425	448
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,121
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,105
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,523
6% 7/1/08 (FGIC Insured) (g)	1,000	1,037
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,144
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,150
0% 8/15/13	9,835	7,183
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,101
0% 2/15/16	3,000	1,936
0% 2/15/17	3,480	2,133
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,913
0% 8/15/12	5,105	3,920
0% 8/15/13	3,610	2,637
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,594
0% 8/15/11	4,170	3,355
Keller Independent School District Series 1996 A, 0%
8/15/17	2,000	1,189
Kennedale Independent School District 5.5% 2/15/29	3,335	3,568
Killeen Independent School District:
5.25% 2/15/17	2,105	2,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Killeen Independent School District: – continued
5.25% 2/15/18	$ 1,325	$ 1,390
La Joya Independent School District 5.25% 2/15/23	2,940	3,086
Little Elm Independent School District 5.5% 8/15/21	2,540	2,676
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (h)	6,260	6,734
5.25% 5/15/18 (AMBAC Insured)	2,020	2,122
Lower Colorado River Auth. Transmission Contract Rev.
(LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,055
5.25% 5/15/19 (AMBAC Insured)	1,000	1,054
5.25% 5/15/20 (AMBAC Insured)	2,000	2,106
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5%
2/15/17 (FSA Insured)	2,270	2,362
Mansfield Independent School District 5.5% 2/15/18	3,855	4,113
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan
Chase Bank) (d)	6,400	6,400
5.375% 8/15/11	395	407
Midlothian Independent School District 0% 2/15/10	1,525	1,312
Midway Independent School District 0% 8/15/19	3,600	1,918
Montgomery County Gen. Oblig. Series A, 5.625%
3/1/20 (FSA Insured)	495	530
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,377
5.5% 8/15/25 (FGIC Insured)	1,675	1,803
North Central Health Facilities Dev. Corp. Rev. Series
1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,701
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,120
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,535
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,069
Prosper Independent School District 5.75% 8/15/29	1,250	1,346
Robstown Independent School District 5.25% 2/15/29 .	3,165	3,304
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,531
5.375% 2/15/20	1,230	1,299
5.375% 2/15/21	1,560	1,645
5.625% 2/15/13	1,190	1,272
5.625% 2/15/14	1,160	1,237
Round Rock Independent School District 0% 8/15/11
(MBIA Insured)	4,300	3,469

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	$ 16,000	$ 16,803
San Antonio Elec. & Gas Sys. Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (h)	19,000	16,403
0% 2/1/12 (Escrowed to Maturity) (h)	7,000	5,529
3.55%, tender 12/1/07 (d)	7,500	7,462
5.375% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (h)	5,000	5,320
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,108
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (h)	25	27
San Antonio Wtr. Sys. Rev. 6.5% 5/15/10 (Escrowed to
Maturity) (h)	440	480
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,259
5% 8/1/17	1,175	1,223
5% 8/1/19	1,450	1,499
5% 8/1/22	1,680	1,726
5% 8/1/23	1,760	1,807
5.125% 8/1/29	13,400	13,797
5.625% 8/1/26	2,210	2,408
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,096
5.25% 2/15/22 (AMBAC Insured)	1,090	1,152
5.25% 2/15/30 (AMBAC Insured)	1,750	1,826
Socorro Independent School District 5.375% 8/15/18	1,090	1,151
South San Antonio Independent School District 5%
8/15/17	1,025	1,061
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21
(AMBAC Insured)	2,345	2,452
Southwest Higher Ed. Auth. Rev. (Southern Methodist
Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,097
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/13	3,130	3,312
5.375% 2/1/18	3,600	3,789
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	5,750	5,875
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,782
5.75% 8/1/26	5,000	5,332
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	$ 4,400	$ 3,474
0% 2/1/14 (MBIA Insured)	6,900	4,938
0% 2/1/09 (MBIA Insured)	2,000	1,801
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	39,493
5.75% 8/15/38 (AMBAC Insured)	27,550	29,583
Texas Tpk. Auth. Dallas North Tollway Rev. 0% 1/1/10
(Escrowed to Maturity) (h)	3,000	2,599
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,229
5.625% 7/15/21	5,900	6,189
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5%
2/1/17 (MBIA Insured)	4,930	5,153
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,018
6% 7/1/31	6,225	6,527
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10
@ 36.782) (h)	6,155	1,951
0% 2/15/22 (Pre-Refunded to 2/15/10 @
45.084) (h)	2,980	1,158
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (h)	2,985	885
0% 2/15/33	6,985	1,773
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,110
5.75% 8/15/34	3,000	3,221
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375%
8/1/24 (AMBAC Insured)	3,000	3,133
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
5.5% 2/15/20 (FSA Insured)	65	69
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (h)	4,455	4,743
		582,115

Utah 1.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	5,867
6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,508

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: – continued
Series B, 5.75% 7/1/16 (MBIA Insured)	$ 11,230	$ 11,654
Salt Lake City Hosp. Rev. (Intermountain Health Care
Hosp., Inc. Proj.) Series A, 8.125% 5/15/15
(Escrowed to Maturity) (h)	2,975	3,484
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.)
5.5% 5/15/11 (AMBAC Insured)	9,000	9,545
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.)
Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,787
5.25% 4/1/17 (FSA Insured)	4,335	4,563
		48,408

Vermont – 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,309
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,317
		12,626

Virginia – 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(g)	3,900	3,871
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker
Memorial Hosp. Proj.) 8.7% 8/1/23	1,450	1,665
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia
Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,353
6% 2/15/13 (AMBAC Insured)	1,460	1,614
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I,
5.95% 5/1/09 (g)	1,890	1,923
		11,426

Washington 5.4%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	7,200	4,316
0% 6/1/29 (MBIA Insured)	14,995	4,721
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,500
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	3,535	3,765
Clark County School District #37, Vancouver Series C,
0% 12/1/19 (FGIC Insured)	2,030	1,075
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Douglas County Pub. Util. District #1 Wells Hydroelectric
Rev. Series A, 8.75% 9/1/18	$ 2,790	$ 2,977
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,414
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,721
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (g)	1,590	1,646
5.25% 1/1/20 (FGIC Insured) (g)	1,760	1,806
5.25% 1/1/23 (FGIC Insured) (g)	2,055	2,093
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA
Insured)	22,390	22,970
Mead School District #354, Spokane County 5.375%
12/1/19 (FSA Insured)	2,575	2,744
Pierce County School District #10 Tacoma Series A, 5%
12/1/18 (FSA Insured)	4,000	4,170
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (g)	3,800	3,847
5.6% 9/1/10 (FGIC Insured) (g)	4,005	4,055
Series D:
5.75% 11/1/13 (FGIC Insured) (g)	1,500	1,620
5.75% 11/1/14 (FGIC Insured) (g)	3,055	3,296
5.75% 11/1/16 (FGIC Insured) (g)	2,250	2,409
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,175
Snohomish County School District #2, Everett 5.5%
12/1/16 (FSA Insured)	1,650	1,766
Snohomish County School District #4, Lake Stevens
5.125% 12/1/19 (FGIC Insured)	1,875	1,964
Spokane Pub. Facilities District Hotel/Motel Tax &
Sales/Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,211
Thurston & Pierce Counties Cmnty. Schools 5.25%
12/1/17 (FSA Insured)	2,000	2,107
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,415
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,498
Series R 97A:
0% 7/1/17	7,045	4,215
0% 7/1/19 (MBIA Insured)	9,100	4,915
Washington Health Care Facilities Auth. Rev.
(Providence Health Systems Proj.) Series A, 5.5%
10/1/12 (MBIA Insured)	5,455	5,759

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7%
7/1/08	$ 1,000	$ 1,057
Series A, 7% 7/1/08	310	328
Series B, 5.125% 7/1/13	14,600	15,057
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (h)	1,350	1,095
5.4% 7/1/12	56,550	60,417
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,072
0% 7/1/10 (MBIA Insured)	2,800	2,372
		240,568

West Virginia – 0.1%
West Virginia Wtr. Dev. Auth. Infrastructure Rev.
Series A, 5.625% 10/1/26 (Pre-Refunded to
10/1/10 @ 100) (h)	5,000	5,331
Wisconsin – 0.8%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	5,660	5,998
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC
Insured)	1,035	1,096
Evansville Cmnty. School District 5% 4/1/15 (FSA
Insured)	2,200	2,314
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,552
5.5% 8/15/16	1,545	1,616
5.75% 8/15/30	14,250	14,959
6.25% 8/15/22	4,300	4,656
Series A, 5.375% 2/15/34	3,250	3,290
		35,481

Wyoming – 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7%
12/1/10 (Escrowed to Maturity) (h)	4,960	5,583
TOTAL MUNICIPAL BONDS
(Cost $4,335,337)		4,404,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Money Market Funds 0.0%
	Shares	Value (Note 1)
		(000s)
Fidelity Municipal Cash Central Fund, 3.77% (e)(f)
(Cost $139)	138,900	$ 139

TOTAL INVESTMENT PORTFOLIO 99.3%
(Cost $4,335,476)		4,404,314

NET OTHER ASSETS – 0.7%		31,397
NET ASSETS 100%		$ 4,435,711

Legend

(a) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(b) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(g) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(h) Security collateralized by an amount
sufficient to pay interest and principal.

(i) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $3,861,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Massachusetts
Health & Edl.
Facilities Auth.
Rev. (Blood
Research Institute
Proj.) Series A,
6.5% 2/1/22	9/3/92	$ 3,634

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	36.0%
Electric Utilities	11.4%
Escrowed/Pre Refunded	9.4%
Transportation	9.9%
Health Care	8.8%
Special Tax	8.3%
Water & Sewer	7.7%
Others* (individually less than 5%)	8.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $4,335,337)	$ 4,404,175
Affiliated Central Funds (cost $139)	139
Total Investments (cost $4,335,476)		$ 4,404,314
Cash		8,553
Receivable for fund shares sold		1,822
Interest receivable		59,166
Prepaid expenses		9
Other receivables		97
Total assets		4,473,961

Liabilities
Payable for investments purchased
Regular delivery	$ 8,659
Delayed delivery	19,110
Payable for fund shares redeemed	3,313
Distributions payable	4,967
Accrued management fee	1,376
Other affiliated payables	711
Other payables and accrued expenses	114
Total liabilities		38,250

Net Assets		$ 4,435,711
Net Assets consist of:
Paid in capital		$ 4,337,412
Undistributed net investment income		2,376
Accumulated undistributed net realized gain (loss) on
investments		27,085
Net unrealized appreciation (depreciation) on
investments		68,838
Net Assets, for 353,175 shares outstanding		$ 4,435,711
Net Asset Value, offering price and redemption price per
share ($4,435,711 ÷ 353,175 shares)		$ 12.56

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 106,670
Income from affiliated Central Funds		2
Total income		106,672

Expenses
Management fee	$ 8,562
Transfer agent fees	1,800
Accounting fees and expenses	310
Independent trustees’ compensation	9
Custodian fees and expenses	36
Registration fees	62
Audit	43
Legal	4
Miscellaneous	22
Total expenses before reductions	10,848
Expense reductions	(473)	10,375

Net investment income		96,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,619
Futures contracts	635
Total net realized gain (loss)		29,254
Change in net unrealized appreciation (depreciation) on
investment securities		(118,644)
Net gain (loss)		(89,390)
Net increase (decrease) in net assets resulting from
operations		$ 6,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,297	$ 197,583
Net realized gain (loss)	29,254	68,032
Change in net unrealized appreciation (depreciation) .	(118,644)	(95,214)
Net increase (decrease) in net assets resulting
from operations	6,907	170,401
Distributions to shareholders from net investment income .	(95,856)	(196,839)
Distributions to shareholders from net realized gain	(7,341)	(69,217)
Total distributions	(103,197)	(266,056)
Share transactions
Proceeds from sales of shares	333,303	594,138
Reinvestment of distributions	68,906	179,128
Cost of shares redeemed	(546,424)	(631,498)
Net increase (decrease) in net assets resulting from
share transactions	(144,215)	141,768
Redemption fees	11	29
Total increase (decrease) in net assets	(240,494)	46,142

Net Assets
Beginning of period	4,676,205	4,630,063
End of period (including undistributed net investment
income of $2,376 and undistributed net investment
income of $2,276, respectively)	$ 4,435,711	$ 4,676,205

Other Information
Shares
Sold	26,168	45,559
Issued in reinvestment of distributions	5,423	13,796
Redeemed	(43,055)	(48,528)
Net increase (decrease)	(11,464)	10,827

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Highlights
	Six months ended
	June 30, 2006		Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 12.82	$ 13.09	$ 13.18	$ 13.22	$ 12.68	$ 12.70
Income from Investment
Operations
Net investment
incomeD	.265	.549	.571	.585	.603	.617
Net realized and
unrealized gain
(loss)	(.241)	(.080)	.035	.162	.697	.011
Total from investment
operations	.024	.469	.606	.747	1.300	.628
Distributions from net
investment income	(.264)	(.547)	(.571)	(.585)	(.600)	(.613)
Distributions from net
realized gain	(.020)	(.192)	(.125)	(.202)	(.160)	(.035)
Total distributions	(.284)	(.739)	(.696)	(.787)	(.760)	(.648)
Redemption fees added
to paid in capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 12.56	$ 12.82	$ 13.09	$ 13.18	$ 13.22	$ 12.68
Total ReturnB,C	.18%	3.66%	4.73%	5.80%	10.48%	5.00%
Ratios to Average Net AssetsE
Expenses before
reductions	.47%A	.47%	.47%	.48%	.48%	.47%
Expenses net of fee
waivers, if any	.47%A	.47%	.47%	.48%	.48%	.47%
Expenses net of all
reductions	.45%A	.45%	.47%	.47%	.46%	.43%
Net investment income	4.20%A	4.22%	4.36%	4.42%	4.62%	4.80%
Supplemental Data
Net assets,
end of period
(in millions)	$ 4,436	$ 4,676	$ 4,630	$ 4,784	$ 4,801	$ 4,527
Portfolio turnover rate	26%A	25%	20%	23%	23%	27%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which is an open end investment company available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quota tions are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 113,526
Unrealized depreciation	(41,500)
Net unrealized appreciation (depreciation)	$ 72,026
Cost for federal income tax purposes	$ 4,332,288

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an inter pretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

52

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $600,951 and $772,232, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment manage ment related services for which the Fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund’s transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

54

6. Expense Reductions.

Through arrangements with the Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody and transfer agent expenses by $36 and $437, respectively.

7. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

55 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, consid ered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day manage ment of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also consid ered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s man agement contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

benefited from any such economies of scale, and whether there is potential for realiza tion of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted

Semiannual Report

58

above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

59 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class avail able to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, the fund’s cumulative total returns, the cumulative total returns of a broad based securities market index (“bench mark”), and a range of cumulative total returns of a peer group of mutual funds identi fied by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percen tile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

60

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative perfor mance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for

61 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund

Semiannual Report

62

median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business.

63 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

Semiannual Report

64

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

65 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 66

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

67 Semiannual Report

67

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 68

69 Semiannual Report

Semiannual Report

70

71 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank N.A.
New York NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank N.A.
New York NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone(FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

HIY USAN-0806 1.787789.103

Fidelity® Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Ohio Municipal Income Fund
Investment Changes	7	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	20	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	21	A complete list of the fund’s investments.
Financial Statements	31	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	35	Notes to the Financial Statements
Proxy Voting Results	40

Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Semiannual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Fidelity Ohio Municipal Income
Fund
Actual	$ 1,000.00	$ 998.10	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money
Market Fund
Actual	$ 1,000.00	$ 1,014.10	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Ohio Municipal Income Fund	.50%
Fidelity Ohio Municipal Money Market Fund	.54%

Semiannual Report

6

Fidelity Ohio Municipal Income Fund
Investment Changes

Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	43.0	42.3
Water & Sewer	14.5	13.0
Education	12.8	11.8
Health Care	6.9	7.4
Escrowed/Pre Refunded	6.3	10.0
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	13.4	13.2

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	6.6	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

7 Semiannual Report

Fidelity Ohio Municipal Income Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.2%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$ 470,000	$ 489,651
Ohio – 95.8%
Adams County Valley Local School District (Adams &
Highland County Proj.) 5.25% 12/1/21 (MBIA
Insured)	2,000,000	2,032,260
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6%
12/1/12 (MBIA Insured)	1,250,000	1,382,500
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,547,305
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,722,340
Avon Lake City School District 5% 12/1/14 (MBIA
Insured)	1,205,000	1,272,613
Brookville Local School District 5.25% 12/1/20
(FSA Insured)	1,875,000	1,984,406
Buckeye Valley Local School District Delaware County
Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	2,827,100
Butler County Gen. Oblig. 5.25% 12/1/16
(MBIA Insured)	1,820,000	1,935,679
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A,
5% 12/15/16 (AMBAC Insured)	2,455,000	2,564,272
Canal Winchester Local School District 5% 12/1/18
(MBIA Insured)	2,035,000	2,129,709
Chagrin Falls Exempted Village School District 5.25%
12/1/19 (MBIA Insured)	1,915,000	2,024,098
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,592,745
5.25% 12/1/17 (FSA Insured)	2,000,000	2,127,120
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,106,620
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.
Series A, 7.25% 2/1/08 (c)	4,000,000	4,007,640
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,119,500
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08
(FSA Insured) (c)	1,500,000	1,532,580
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,350,071
5.25% 12/1/19 (FSA Insured)	1,045,000	1,109,435
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,227,718
0% 11/15/11 (MBIA Insured)	2,685,000	2,129,823
Cleveland State Univ. Gen. Receipts Series 2003 A, 5%
6/1/18 (FGIC Insured)	2,490,000	2,572,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	$ 2,450,000	$ 2,584,456
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,893
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,396
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	25,673
Columbus City School District:
5% 12/1/31 (FGIC Insured)	6,045,000	6,147,040
5.25% 12/1/25 (FSA Insured)	3,780,000	3,965,598
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,672,564
0% 10/1/11 (MBIA Insured)	2,400,000	1,924,656
0% 10/1/12 (MBIA Insured)	1,405,000	1,074,966
5% 12/1/19	3,000,000	3,162,000
5.75% 12/1/12 (Pre-Refunded to 12/1/10 @
100) (d)	1,950,000	2,089,679
5.75% 12/1/14 (Pre-Refunded to 12/1/10 @
100) (d)	1,460,000	1,564,580
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,362,228
Fairfield City School District 7.45% 12/1/14 (FGIC
Insured)	1,000,000	1,183,130
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,363,327
Fairview Park City School District Gen. Oblig. 5%
12/1/33 (MBIA Insured)	4,350,000	4,434,347
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,828,825
Franklin County Convention Facilities Auth. Tax & Lease
Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,203,680
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded
to 5/1/11 @ 101) (d)	1,130,000	1,215,473
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,570,481
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr.
Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,101,400
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC
Insured)	775,000	673,010
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,071,784
5% 12/1/18 (FGIC Insured)	1,075,000	1,118,344
5% 12/1/19 (FGIC Insured)	2,190,000	2,275,344
5% 12/1/19 (FGIC Insured)	1,130,000	1,174,036

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Ohio Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Hamilton County Econ. Dev. Rev. (King Highland Cmnty.
Urban Redev. Corp. Proj.) Series A, 5% 6/1/17
(MBIA Insured) (a)	$ 1,070,000	$ 1,120,258
Hamilton County Hosp. Facilities Rev. (Children’s Hosp.
Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,945,082
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,724,228
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,855,456
Hamilton County Sales Tax Series B, 5.25% 12/1/32
(AMBAC Insured)	4,750,000	4,909,743
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,043,900
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,038,730
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,960,785
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA
Insured)	2,285,000	2,338,263
Kent City School District Series 2004, 5% 12/1/20
(FGIC Insured)	1,400,000	1,449,462
Kings Local School District 5% 12/1/19 (MBIA Insured) .	1,365,000	1,418,918
Lakewood City School District 5.25% 12/1/15
(FSA Insured)	1,000,000	1,070,730
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.):
5.5% 2/15/10	1,000,000	1,035,270
5.5% 2/15/11	1,875,000	1,949,794
5.5% 2/15/12	1,000,000	1,047,010
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5%
12/1/32 (MBIA Insured)	3,860,000	3,915,237
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,803,986
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,186,935
Lucas County Hosp. Rev. (Promedia Health Care Oblig.
Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,207,900
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,113,420
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,268,052
Marysville Exempted Village School District 5% 12/1/29
(FSA Insured)	4,000,000	4,105,480
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,216,830
5% 12/1/19 (FGIC Insured)	1,110,000	1,150,937
Milford Exempt Village School District 5.125% 12/1/30
(FSA Insured)	5,335,000	5,459,732
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,360,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Montgomery County Rev. (Catholic Health Initiatives
Proj.) Series A:
6% 12/1/19	$ 1,470,000	$ 1,583,366
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,649,723
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,219,000
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375%
11/15/16 (AMBAC Insured)	2,200,000	2,344,078
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20
(AMBAC Insured)	2,075,000	2,208,381
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender
2/1/08 (AMBAC Insured) (b)	2,000,000	1,972,580
Series 2002 A, 4.25%, tender 7/1/06 (b)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,014,000
5% 4/1/11 (FSA Insured)	1,425,000	1,488,341
(Adult Correctional Bldg. Fund Prog.) Series 2001 A,
5.5% 10/1/12 (FSA Insured)	1,000,000	1,066,270
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,145,710
5% 4/1/17 (MBIA Insured)	2,485,000	2,573,864
(Sports Facilities Bldg. Fund Prog.) Series 1999 A,
5.25% 10/1/12	2,940,000	3,073,799
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	2,013,895
0% 8/1/10	2,000,000	1,680,040
0% 8/1/14	1,375,000	954,126
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375%
8/1/16	5,980,000	6,365,232
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,810,843
Series IIB, 5.5% 6/1/15	2,265,000	2,390,051
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,142,796
Series 2002 B, 5.25% 11/1/20	2,520,000	2,673,997
Series A, 5.5% 9/15/16	11,060,000	11,878,874
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,129,920
6.5% 10/1/20	2,335,000	2,767,092

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Ohio Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Higher Edl. Facility Commission Rev.: – continued
(Case Western Reserve Univ. 2002 Proj.):
Series C, 5.125% 10/1/17	$ 2,985,000	$ 3,056,998
6.125% 10/1/15	2,000,000	2,270,760
6.25% 10/1/16	2,500,000	2,891,075
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,065,410
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,032,620
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,269,863
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,377,519
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	55,000	55,083
Series C, 4.9% 9/1/26 (c)	65,000	65,053
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric
Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,266,431
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75%
12/1/15	3,100,000	3,669,005
Ohio Pub. Facilities Commission Rev. (Mental Health
Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,310,660
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (b)(c)	3,000,000	3,015,030
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,177,600
Series B, 5.25% 6/1/16	5,000,000	5,283,950
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,875,787
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	1,490,000	1,525,149
5% 12/1/18 (MBIA Insured)	1,980,000	2,053,141
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,828,875
5.25% 12/1/18	2,610,000	2,835,843
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,710,930
5% 12/1/34	5,250,000	5,349,278
5.25% 12/1/15	2,200,000	2,357,212
5.5% 6/1/17	3,960,000	4,377,226
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,859,532
5.5% 12/1/18 (AMBAC Insured)	240,000	240,202
5% 12/1/17	3,765,000	3,945,005
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,380,483
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,393,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Wtr. Dev. Auth. Rev.: continued
5.25% 6/1/14 (MBIA Insured)	$ 1,250,000	$ 1,335,713
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,348,200
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,265,904
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,250,874
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star
BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,437,948
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,087,440
5.25% 6/1/19	5,000,000	5,425,100
5.25% 12/1/19	1,975,000	2,147,714
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17 (Pre Refunded to 12/1/12 @ 100) (d)	1,335,000	1,427,609
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,152,777
5% 12/1/30 (FSA Insured)	5,345,000	5,475,525
Otsego Local School District Wood, Henry & Lucas
Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,052,040
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17
(FGIC Insured)	1,755,000	1,854,158
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and
Hancock Counties, Ohio School Facilities Proj.)
5.25% 4/1/19 (FGIC Insured)	1,940,000	2,049,610
Pickerington Local School District 5.25% 12/1/20
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000,000	5,313,250
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,069,992
Richland County Hosp. Facilities (MedCentral Health Sys.
Proj.) Series B:
6.375% 11/15/22	1,500,000	1,610,730
6.375% 11/15/30	1,000,000	1,069,740
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,066,420
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,204,603
Scioto County Marine Term. Facilities Rev. (Norfolk
Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,047,250
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured) .	1,410,000	1,492,668
Springboro Cmnty. City School District 5.25% 12/1/21
(MBIA Insured)	3,440,000	3,635,598
Sugarcreek Local School District 5.25% 12/1/22
(MBIA Insured)	1,800,000	1,892,214
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,749,556

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Ohio Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Summit County Gen. Oblig.: – continued
5.25% 12/1/21	$ 1,740,000	$ 1,847,184
Swanton Local School District 5.25% 12/1/21
(Pre-Refunded to 12/1/11 @ 101) (d)	3,415,000	3,656,611
Tallmadge School District Gen. Oblig. 5% 12/1/31
(FSA Insured)	4,000,000	4,083,400
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,159,217
5% 11/15/30 (MBIA Insured)	3,500,000	3,567,935
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27
(FGIC Insured)	1,405,000	1,438,453
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,109,393
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,393,847
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,057,070
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,503,262
5% 6/1/19 (AMBAC Insured)	1,520,000	1,577,182
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	530,720
6.65% 12/1/11	330,000	352,150
West Muskingum Local School District School Facilities
Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,019,160
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,434,551
5% 5/1/18 (MBIA Insured)	1,440,000	1,497,514
5% 5/1/19 (MBIA Insured)	1,515,000	1,573,479
		389,801,883

Puerto Rico 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,079,720
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,667,850
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/40 (Escrowed to
Maturity) (d)	3,615,000	3,816,862
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	841,224
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc.
Insured)	1,300,000	1,425,892
		8,831,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5%
10/1/09	$ 500,000	$ 511,345

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $396,715,485)		399,634,427

NET OTHER ASSETS – 1.8%		7,297,664
NET ASSETS 100%		$ 406,932,091

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	43.0%
Water & Sewer	14.5%
Education	12.8%
Health Care	6.9%
Escrowed/Pre Refunded	6.3%
Others* (individually less than 5%)	16.5%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $396,715,485)		$ 399,634,427
Cash		6,166,212
Receivable for fund shares sold		115,846
Interest receivable		2,913,391
Prepaid expenses		855
Other receivables		58,274
Total assets		408,889,005

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 1,116,500
Payable for fund shares redeemed	248,004
Distributions payable	363,270
Accrued management fee	126,101
Other affiliated payables	72,025
Other payables and accrued expenses	31,014
Total liabilities		1,956,914

Net Assets		$ 406,932,091
Net Assets consist of:
Paid in capital		$ 401,495,779
Undistributed net investment income		38,649
Accumulated undistributed net realized gain (loss) on
investments		2,478,721
Net unrealized appreciation (depreciation) on
investments		2,918,942
Net Assets, for 35,689,947 shares outstanding		$ 406,932,091
Net Asset Value, offering price and redemption price per
share ($406,932,091 ÷ 35,689,947 shares)		$ 11.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 9,254,739

Expenses
Management fee	$ 777,945
Transfer agent fees	162,632
Accounting fees and expenses	52,536
Independent trustees’ compensation	818
Custodian fees and expenses	3,412
Registration fees	17,160
Audit	24,624
Legal	495
Miscellaneous	2,326
Total expenses before reductions	1,041,948
Expense reductions	(101,184)	940,764

Net investment income		8,313,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,951,133
Change in net unrealized appreciation (depreciation) on
investment securities		(11,901,245)
Net gain (loss)		(8,950,112)
Net increase (decrease) in net assets resulting from
operations		$ (636,137)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,313,975	$ 17,127,666
Net realized gain (loss)	2,951,133	6,703,232
Change in net unrealized appreciation (depreciation) .	(11,901,245)	(11,621,333)
Net increase (decrease) in net assets resulting
from operations	(636,137)	12,209,565
Distributions to shareholders from net investment income .	(8,310,486)	(17,117,253)
Distributions to shareholders from net realized gain	(366,073)	(6,682,810)
Total distributions	(8,676,559)	(23,800,063)
Share transactions
Proceeds from sales of shares	20,104,929	51,253,642
Reinvestment of distributions	6,237,382	17,268,216
Cost of shares redeemed	(34,947,500)	(55,685,453)
Net increase (decrease) in net assets resulting from
share transactions	(8,605,189)	12,836,405
Redemption fees	823	5,873
Total increase (decrease) in net assets	(17,917,062)	1,251,780

Net Assets
Beginning of period	424,849,153	423,597,373
End of period (including undistributed net investment
income of $38,649 and undistributed net investment
income of $64,436, respectively)	$ 406,932,091	$ 424,849,153

Other Information
Shares
Sold	1,735,399	4,303,543
Issued in reinvestment of distributions	540,234	1,460,402
Redeemed	(3,026,562)	(4,689,736)
Net increase (decrease)	(750,929)	1,074,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights

	Six months ended
	June 30, 2006		Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54	$ 11.54
Income from
Investment
Operations
Net investment
incomeD	.229	.476	.496	.507	.527	.542
Net realized and un
realized gain (loss)	(.250)	(.135)	.026	.166	.568	(.002)
Total from invest-
ment operations .	(.021)	.341	.522	.673	1.095	.540
Distributions from net
investment income .	(.229)	(.476)	(.497)	(.508)	(.525)	(.540)
Distributions from net
realized gain	(.010)	(.185)	(.145)	(.095)	(.080)	—
Total distributions	(.239)	(.661)	(.642)	(.603)	(.605)	(.540)
Redemption fees
added to paid in
capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 11.40	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Total ReturnB,C	(.19)%	2.90%	4.44%	5.72%	9.68%	4.73%
Ratios to Average Net AssetsE
Expenses before
reductions	.50%A	.50%	.50%	.51%	.51%	.51%
Expenses net of fee
waivers, if any	.50%A	.50%	.50%	.51%	.51%	.51%
Expenses net of all
reductions	.45%A	.47%	.49%	.50%	.49%	.46%
Net investment
income	3.99%A	4.00%	4.13%	4.20%	4.45%	4.64%
Supplemental Data
Net assets,
end of period
(000 omitted)	$406,932	$424,849	$423,597	$431,039	$435,057	$399,353
Portfolio turnover
rate	12%A	23%	26%	22%	19%	17%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	6/30/06	12/31/05	6/30/05
0 – 30	87.4	80.6	77.7
31 – 90	5.8	6.8	7.7
91 – 180	3.7	6.4	5.6
181 – 397	3.1	6.2	9.0
Weighted Average Maturity
	6/30/06	12/31/05	6/30/05
Fidelity Ohio Municipal Money Market
Fund	24 Days	37 Days	44 Days
Ohio Tax Free Money Market
Funds Average*	32 Days	39 Days	34 Days

*Source: iMoneyNet, Inc.

Semiannual Report 20

Fidelity Ohio Municipal Money Market Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 98.7%
	Principal	Value
	Amount	(Note 1)
Ohio – 95.3%
Akron Income Tax Rev. Participating VRDN Series ROC II
R2137, 4.01% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(c)	$ 3,170,000	$ 3,170,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.)
3.43%, tender 8/15/06 (a)	8,676,000	8,676,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series
1996 A, 4.11%, LOC Key Bank NA, VRDN (a)(b)	1,650,000	1,650,000
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.)
4.02%, LOC Nat’l. City Bank, VRDN (a)	7,700,000	7,700,000
Butler County Gen. Oblig. BAN 4.5% 9/21/06	4,745,000	4,753,893
Butler County Wtrwks. Rev. Bonds Series ROC II R2207,
3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(c)(d)	2,540,000	2,540,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg’l. Med. Ctr.
Proj.) 3.55%, LOC Nat’l. City Bank, VRDN (a)	3,950,000	3,950,000
Cincinnati City School District Participating VRDN Series EGL
04 34 Class A, 4.02% (Liquidity Facility Citibank NA) (a)(c) .	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 4.05% (Liquidity Facility Sallie Mae),
VRDN (a)(b)	7,700,000	7,700,000
Series 1998 A2, 4.05% (Liquidity Facility Sallie Mae),
VRDN (a)(b)	19,800,000	19,800,000
Cincinnati Technical & Cmnty. College Gen. Receipts
Participating VRDN:
Series PT 02 1587, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	6,445,000	6,445,000
Series PT 1615, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	5,670,000	5,670,000
Cincinnati Wtr. Sys. Rev. Bonds Series ROC II R7528, 3.45%,
tender 8/10/06 (Liquidity Facility Citibank NA) (a)(c)(d)	2,625,000	2,625,000
Clark County Health Care Facilities Rev. (The Ohio Masonic
Home Proj.) 4% (AMBAC Insured), VRDN (a)	11,900,000	11,900,000
Clermont County Indl. Dev. Rev. (American Micro Products
Proj.) 4.11%, LOC Key Bank NA, VRDN (a)(b)	1,510,000	1,510,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 4.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,500,000	1,500,000
Series Stars 06 149, 4.04% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	7,935,000	7,935,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 4%
(Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,030,000	3,030,000
Cleveland Muni. School District BAN 3.75% 7/27/06	7,900,000	7,902,546
See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th
Research Bldg., LLC Proj.) Series 2003, 4%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)	$10,000,000	$ 10,000,000
Columbus City School District Participating VRDN Series PT
2278, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c) .	2,720,000	2,720,000
Cuyahoga County Arpt. Facilities Rev. (Corporate
Wings-Cleveland LLC Proj.) 4.09%, LOC Nat’l. City Bank,
VRDN (a)(b)	3,620,000	3,620,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp.
Proj.) 4.04%, LOC Key Bank NA, VRDN (a)	4,325,000	4,325,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.)
4.02%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,230,000	6,230,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4.25%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	1,140,000	1,140,000
(Pubco Corp. Proj.) Series 2001, 4.09%, LOC Nat’l. City
Bank, VRDN (a)(b)	2,480,000	2,480,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 4.27%,
LOC Huntington Nat’l. Bank, Columbus, VRDN (a)(b)	3,430,000	3,430,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 4.08%, VRDN (a)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	7,015,000	7,015,000
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 4.1%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (a)	3,580,000	3,580,000
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,800,000	7,837,709
Elyria Gen. Oblig. BAN 4% 10/18/06	2,550,000	2,556,275
Erie County Gen. Oblig. BAN:
4.25% 4/11/07	7,500,000	7,536,589
4.25% 4/11/07	5,000,000	5,024,393
Erie County Hosp. Facilities Rev. Participating VRDN Series MT
253, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential
Cmnty. Corp. Proj.) Series 1999 A, 4.02%, LOC JPMorgan
Chase Bank, VRDN (a)	8,800,000	8,800,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 4.03%, LOC Lasalle
Bank NA, VRDN (a)(b)	6,690,000	6,690,000
(Hanover Ridge Apts. Proj. 4.06%, LOC Fannie Mae,
VRDN (a)(b)	4,350,000	4,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Geauga County Health Care Facilities Rev. (Montefiore Hsg.
Corp. Proj.) Series 2001, 4.04%, LOC Key Bank NA,
VRDN (a)	$ 5,440,000	$ 5,440,000
Hamilton County Health Care Facilities Rev. 4.02%, LOC Fifth
Third Bank, Cincinnati, VRDN (a)	4,040,000	4,040,000
Hamilton Gen. Oblig. BAN:
Series A, 4.5% 9/15/06	3,000,000	3,004,577
4.25% 9/15/06	8,820,000	8,833,406
Jackson Local School District Stark & Summit Counties
Participating VRDN Series PT 2334, 4% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(c)	3,965,000	3,965,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 4.09%,
LOC Nat’l. City Bank, VRDN (a)(b)	3,000,000	3,000,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 4.27%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (a)(b)	765,000	765,000
(Norshar Co. Proj.) 4.25%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	2,825,000	2,825,000
Lakewood Gen. Oblig. BAN 4.5% 10/12/06	2,050,000	2,055,296
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 4.05%, LOC
JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 4.11%, LOC
Key Bank NA, VRDN (a)(b)	4,000,000	4,000,000
Marysville Wastewtr. Treatment Sys. Rev. BAN 4.5%
12/21/06	8,000,000	8,041,064
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 4.11%, LOC Key Bank NA,
VRDN (a)(b)	815,000	815,000
(Rembond Proj.) Series 1996, 4.25%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	1,650,000	1,650,000
Mentor Gen. Oblig. BAN 4% 10/1/06	2,500,000	2,504,131
Middletown Hosp. Facilities Rev. Participating VRDN Series MT
239, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,000,000	8,000,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997,
4.27%, LOC Huntington Nat’l. Bank, Columbus,
VRDN (a)(b)	2,495,000	2,495,000
(Kettering Affiliated Proj.) 4.05%, LOC JPMorgan Chase
Bank, VRDN (a)	2,300,000	2,300,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor
Invts.-Lyons Gate Proj.) 4.02%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (a)(b)	4,306,000	4,306,000
North Ridgeville Gen. Oblig. BAN 4% 9/21/06	3,000,000	3,003,936

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1223, 4.01% (Liquidity Facility Morgan
Stanley) (a)(c)	$ 8,300,000	$ 8,300,000
Series PA 769R, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	8,880,000	8,880,000
(AK Steel Corp. Proj.) Series A, 4.06%, LOC ABN AMRO
Bank NV, VRDN (a)(b)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
4.13%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
4.15%, VRDN (a)	7,600,000	7,600,000
(First Energy Corp. Poll. Cont. Proj.) Series B, 3.98%, LOC
Barclays Bank PLC, VRDN (a)	2,800,000	2,800,000
(Ohio Edison Co. Proj.) Series 2000 C, 3.95%, LOC
Wachovia Bank NA, VRDN (a)	1,730,000	1,730,000
Ohio Bldg. Auth. Participating VRDN:
Series PT 3440, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	6,000,000	5,998,560
Series Putters 790, 4.01% (Liquidity Facility JPMorgan Chase
Bank) (a)(c)	1,285,000	1,285,000
Series Putters 793, 4.01% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	2,070,000	2,070,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2139, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	4,260,000	4,260,000
Series Putters 1295, 4.01% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R7508, 4.01% (Liquidity Facility Citibank
NA) (a)(c)	11,185,000	11,185,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 4.02% (Liquidity Facility
Citibank NA) (a)(c)	7,900,000	7,900,000
Series MS 98 116, 4.01% (Liquidity Facility Morgan
Stanley) (a)(c)	10,120,000	10,120,000
(Ashland Univ. Proj.) 4.02%, LOC Key Bank NA, VRDN (a) .	12,480,000	12,480,000
(Cleveland Institute of Music Proj.) 3.99%, LOC Nat’l. City
Bank, VRDN (a)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	2,790,000	2,790,000
Series 1997, 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	4,500,000	4,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Higher Edl. Facility Commission Rev.: – continued
(Pooled Fing. Prog.):
Series 1998, 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	$ 9,340,000	$ 9,340,000
Series 1999, 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	8,200,000	8,200,000
(Univ. of Northwestern Ohio Proj.) 4.1%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (a)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 3.32%, tender 11/7/06
(Liquidity Facility Wachovia Bank NA) (a)(b)(c)(d)	3,015,000	3,015,000
Participating VRDN:
Series BA 01 I, 4.09% (Liquidity Facility Bank of America
NA) (a)(b)(c)	3,050,000	3,050,000
Series BA 98 B, 4.12% (Liquidity Facility Bank of America
NA) (a)(b)(c)	14,695,000	14,695,000
Series BA 98 Q, 4.12% (Liquidity Facility Bank of America
NA) (a)(b)(c)	4,600,000	4,600,000
Series LB 03 L46J, 4.06% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	5,610,000	5,610,000
Series Merlots 01 A78, 4.06% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	1,510,000	1,510,000
Series Merlots 02 A34, 4.06% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	1,310,000	1,310,000
Series Merlots 05 A16, 4.06% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	4,810,000	4,810,000
Series Merlots 06 A2, 4.06% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	4,000,000	4,000,000
Series PT 1334, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	4,360,000	4,360,000
Series PT 228, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	3,145,000	3,145,000
Series PT 241, 4.04% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (a)(b)(c)	310,000	310,000
Series PT 567, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	1,560,000	1,560,000
Series PT 582, 4.04% (Liquidity Facility Svenska
Handelsbanken AB) (a)(b)(c)	2,095,000	2,095,000
Series Putters 1334, 4.04% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)(c)	9,890,000	9,890,000
(Mortgage-Backed Securities Prog.):
Series 2005 B1, 4.03% (Liquidity Facility Fed. Home Ln.
Bank, Cincinnati), VRDN (a)(b)	8,000,000	8,000,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: – continued
(Mortgage-Backed Securities Prog.):
Series 2006 F, 4.02% (Liquidity Facility Citibank NA),
VRDN (a)(b)	$ 8,200,000	$ 8,198,032
Series B, 4.04% (Liquidity Facility Citibank NA),
VRDN (a)(b)	14,500,000	14,500,000
Series 2004 D, 4.02% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (a)(b)	7,900,000	7,900,000
Series B, 4.03% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (a)(b)	11,990,000	11,990,000
Series F, 4.04% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (a)(b)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 4.04%,
LOC Key Bank NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 4.05%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (a)(b)	2,835,000	2,835,000
Series B, 4.15%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (a)(b)	470,000	470,000
Series C, 4.15%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (a)(b)	460,000	460,000
Series D, 4.15%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (a)(b)	460,000	460,000
(Pine Crossing Apts. Proj.) 4.03%, LOC Lasalle Bank NA,
VRDN (a)(b)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 4.02%, LOC Fannie Mae,
VRDN (a)(b)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 4.02%, LOC Fed. Home
Ln. Bank, Cincinnati, VRDN (a)(b)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 4.04%, LOC Nat’l. City
Bank, VRDN (a)(b)	60,000	60,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III,
4.04%, LOC Nat’l. City Bank, VRDN (a)(b)	110,000	110,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 4.03% (BP PLC Guaranteed),
VRDN (a)(b)	6,300,000	6,300,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 4.03%
(BP PLC Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
(BP Products NA, Inc. Proj.) Series B, 4.03%
(BP PLC Guaranteed), VRDN (a)(b)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 4.25%, VRDN (a)(b)	7,700,000	7,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C:
3.62% tender 9/15/06, CP mode	$ 2,000,000	$ 2,000,000
3.65% tender 9/11/06, CP mode	8,000,000	8,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B,
4.06%, LOC Bank of America NA, VRDN (a)(b)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 4.01% (Liquidity
Facility JPMorgan Chase & Co.) (a)(c)	4,550,000	4,550,000
(First Energy Corp. Proj.) Series A, 4.02%, LOC Barclays
Bank PLC, VRDN (a)(b)	8,000,000	8,000,000
Series A, 4.04%, LOC Barclays Bank PLC, VRDN (a)(b)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.)
Series 1997, 4.05%, LOC Wachovia Bank NA, VRDN (a)(b)	24,000,000	24,000,001
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co.
Proj.) Series 1999 A, 4.1%, VRDN (a)	8,100,000	8,100,000
Pepper Pike Gen. Oblig. BAN 4% 5/31/07	4,613,000	4,623,159
Perrysburg Gen. Oblig. BAN:
3.65% 11/9/06	1,500,000	1,502,084
3.65% 11/9/06	2,600,000	2,603,612
3.75% 8/10/06	4,465,000	4,469,038
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 4%, LOC
JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	14,600,000	14,600,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 4.14%,
LOC Nat’l. City Bank, VRDN (a)(b)	1,940,000	1,940,000
Richland County Health Care Facilities Rev.:
(Mansfield Memorial Homes Proj.) Series 2002, 4.07%, LOC
Key Bank NA, VRDN (a)	4,700,000	4,700,000
(Wesleyan Sr. Living Proj.) Series 2004 A, 4%, LOC
JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 4.13%, LOC Lasalle Bank Midwest NA,
VRDN (a)(b)	1,500,000	1,500,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp.
Proj.) Series 2000, 4.25%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	2,425,000	2,425,000
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 4.11%,
LOC Key Bank NA, VRDN (a)(b)	2,085,000	2,085,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.)
4.04%, LOC Key Bank NA, VRDN (a)	4,760,000	4,760,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
4.14%, LOC Nat’l. City Bank, VRDN (a)(b)	1,400,000	1,400,000

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Summit County Indl. Dev. Rev.: – continued
(Commercial Alloys Corp. Proj.):
4.25%, LOC Nat’l. City Bank, VRDN (a)(b)	$ 2,155,000	$ 2,155,000
(Kaiser Dev. Proj.) 4.3%, LOC Nat’l. City Bank, VRDN (a)(b)	580,000	580,000
(Keltec, Inc. Proj.) Series 1987, 4.3%, LOC Nat’l. City Bank,
VRDN (a)(b)	80,000	80,000
(Mannix Co. Proj.) Series 1987, 4.3%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	425,000	425,000
(Sigma Properties Proj.) Series 2000 B, 4.14%, LOC Nat’l.
City Bank, VRDN (a)(b)	1,655,000	1,655,000
(Triumph Hldgs. Proj.) 4.14%, LOC Nat’l. City Bank,
VRDN (a)(b)	1,210,000	1,210,000
Toledo City School District Participating VRDN Series Putters
655, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(c) .	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.)
4.14%, LOC Nat’l. City Bank, VRDN (a)(b)	1,555,000	1,555,000
Trumbull County Health Care Facilities Rev. (Shepard of the
Valley Retire Howland Proj.) 3.99% (Radian Asset
Assurance, Inc. Insured), VRDN (a)	9,400,000	9,400,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN
Series MT 103, 4.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,945,000	2,945,000
Univ. of Cincinnati Gen. Receipts BAN Series C, 4.5%
3/28/07	8,000,000	8,054,858
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day
School Proj.) Series 1999, 4.04%, LOC Nat’l. City Bank,
VRDN (a)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes
Proj.) Series 1998 B, 4.01%, LOC Fifth Third Bank,
Cincinnati, VRDN (a)	11,704,000	11,704,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 4.14%, LOC Nat’l. City
Bank, VRDN (a)(b)	1,995,000	1,995,000
(Dowa THT America, Inc. Proj.) Series 1999, 4.1%, LOC
Comerica Bank, Detroit, VRDN (a)(b)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC
Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	5,300,000	5,300,000
		792,379,159

Puerto Rico 3.4%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	5,500,000	5,505,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series TOC 05 Z6, 4.04% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(c)	$ 3,185,000	$ 3,185,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1044, 3.96% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(c)	8,745,000	8,742,902
Series PA 1364, 3.96% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(c)	10,635,000	10,632,448
		28,065,438

TOTAL INVESTMENT PORTFOLIO 98.7%
(Cost $820,444,597)		820,444,597

NET OTHER ASSETS – 1.3%		10,642,803
NET ASSETS 100%		$ 831,087,400

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity Ohio Municipal Money Market Fund Investments (Unaudited) continued

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $8,180,000
or 1.0% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Butler County
Wtrwks. Rev.
Bonds Series ROC
II R2207, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global
Markets Hldgs.,
Inc.)	6/8/05	$ 2,540,000
Cincinnati Wtr.
Sys. Rev. Bonds
Series ROC II
R7528, 3.45%,
tender 8/10/06
(Liquidity Facility
Citibank NA)	5/18/05	$ 2,625,000
Ohio Hsg. Fin.
Agcy. Mtg. Rev.
Bonds Series
Merlots 00 A1,
3.32%, tender
11/7/06
(Liquidity Facility
Wachovia Bank
NA)	11/12/03	$ 3,015,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Fidelity Ohio Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $820,444,597)		$ 820,444,597
Cash		3,376,772
Receivable for fund shares sold		10,088,260
Interest receivable		5,619,856
Prepaid expenses		1,485
Other receivables		196,638
Total assets		839,727,608

Liabilities
Payable for investments purchased	$ 3,685,778
Payable for fund shares redeemed	4,434,829
Distributions payable	24,962
Accrued management fee	252,877
Other affiliated payables	202,641
Other payables and accrued expenses	39,121
Total liabilities		8,640,208

Net Assets		$ 831,087,400
Net Assets consist of:
Paid in capital		$ 831,002,755
Undistributed net investment income		74,628
Accumulated undistributed net realized gain (loss) on
investments		10,017
Net Assets, for 831,001,626 shares outstanding		$ 831,087,400
Net Asset Value, offering price and redemption price per
share ($831,087,400 ÷ 831,001,626 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 12,888,577
Income from affiliated Central Funds		9,235
Total income		12,897,812

Expenses
Management fee	$ 1,495,548
Transfer agent fees	556,983
Accounting fees and expenses	49,049
Independent trustees’ compensation	1,542
Custodian fees and expenses	6,786
Registration fees	28,962
Audit	20,853
Legal	709
Miscellaneous	20,459
Total expenses before reductions	2,180,891
Expense reductions	(587,726)	1,593,165

Net investment income		11,304,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,137
Net increase in net assets resulting from operations		$ 11,308,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,304,647	$ 14,994,846
Net realized gain (loss)	4,137	51,221
Net increase in net assets resulting
from operations	11,308,784	15,046,067
Distributions to shareholders from net investment income .	(11,305,182)	(14,990,504)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,135,985,428	1,997,767,736
Reinvestment of distributions	11,168,238	14,776,226
Cost of shares redeemed	(1,117,974,645)	(1,980,752,974)
Net increase (decrease) in net assets and shares
resulting from share transactions	29,179,021	31,790,988
Total increase (decrease) in net assets	29,182,623	31,846,551

Net Assets
Beginning of period	801,904,777	770,058,226
End of period (including undistributed net investment
income of $74,628 and undistributed net investment
income of $75,163, respectively)	$ 831,087,400	$ 801,904,777

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights

	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.014	.020	.008	.006	.011	.025
Distributions from net
investment income	(.014)	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.41%	1.99%	.76%	.64%	1.13%	2.52%
Ratios to Average Net AssetsD
Expenses before
reductions	.54%A	.54%	.54%	.54%	.54%	.55%
Expenses net of fee
waivers, if any	.54%A	.54%	.54%	.54%	.54%	.55%
Expenses net of all
reductions	.40%A	.43%	.53%	.53%	.51%	.51%
Net investment
income	2.82%A	1.98%	.77%	.64%	1.12%	2.47%
Supplemental Data
Net assets,
end of period
(000 omitted)	$831,087	$801,905	$770,058	$687,760	$652,072	$622,602

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trust ees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal		Net	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Ohio Municipal
Income Fund	$ 396,693,656	$ 7,912,295	$ (4,971,524)	$ 2,940,771
Fidelity Ohio Municipal
Money Market Fund	820,444,597	—	—	—

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets and results of operations.

Semiannual Report

36

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable Fund’s Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the Income Fund aggregated $24,743,943 and $37,935,038, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund’s average net assets. The group fee rate is based

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Management Fee continued

upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund’s annualized management fee rate expressed as a percentage of each Fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds’ transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 417

During the period, there were no borrowings on this line of credit.

Semiannual Report 38

6. Expense Reductions.

Through arrangements with each applicable Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s expenses. All of the applicable expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Ohio Municipal Income Fund	$ 3,412	$ 97,772	$ —
Fidelity Ohio Municipal Money Market Fund	6,786	556,983	23,957

7. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

39 Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 40

A special meeting of Fidelity Ohio Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (togeth er, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment perfor mance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distrib uting, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the

Semiannual Report

42

Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

Semiannual Report

44

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class avail able to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, the fund’s cumula tive total returns, the cumulative total returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its bench mark for all the periods shown.

Fidelity Ohio Municipal Money Market Fund

Semiannual Report 46

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative perfor mance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Fidelity Ohio Municipal Income Fund

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

48

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Semiannual Report

50

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

51 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated lines for quickest service

OFF USAN-0806 1.787787.103

Fidelity® Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	7	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments with
		their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	19	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	20	A complete list of the fund’s investments.
Financial Statements	27	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	31	Notes to the Financial Statements
Proxy Voting Results	36
Board Approval of	39
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report 2

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Fidelity Pennsylvania Municipal
Income Fund
Actual	$ 1,000.00	$ 1,001.30	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.27	$ 2.56

	5		Semiannual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Fidelity Pennsylvania Municipal
Money Market Fund
Actual	$ 1,000.00	$ 1,014.30	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	51%
Fidelity Pennsylvania Municipal Money Market Fund	50%

Semiannual Report

6

Fidelity Pennsylvania Municipal Income Fund
Investment Changes

Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	34.7	35.8
Escrowed/Pre Refunded	15.1	12.8
Transportation	11.7	10.9
Health Care	9.9	8.6
Water & Sewer	9.6	9.2
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	11.5	12.2

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	5.6	6.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

7 Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.5%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$ 325,000	$ 338,588
New Jersey/Pennsylvania – 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,068,610
Delaware River Port Auth. Pennsylvania & New Jersey
Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA
Insured)	2,000,000	2,131,240
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	746,774
		3,946,624

Pennsylvania – 95.0%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (b)	1,500,000	1,513,005
5.75% 1/1/08 (MBIA Insured) (b)	1,000,000	1,024,420
5.75% 1/1/09 (MBIA Insured) (b)	3,000,000	3,107,940
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,112,160
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,193,980
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,224,250
Allegheny County Gen. Oblig. Series C55, 5.375%
11/1/15 (MBIA Insured)	3,535,000	3,764,881
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,740,477
5.25% 3/1/32	2,000,000	2,064,940
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured) .	400,000	433,788
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,014,110
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,594,888
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,933,650
(Jefferson Reg’l. Med. Ctr. Proj.) Series B:
4% 5/1/07	685,000	683,383
4.05% 5/1/08	1,425,000	1,421,224
5% 5/1/09	1,475,000	1,502,052
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (a)	3,000,000	2,958,510
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,706,458
5.5% 12/1/30 (MBIA Insured)	305,000	321,296
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Allegheny County San. Auth. Swr. Rev.: – continued
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (c)	$ 1,695,000	$ 1,806,633
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,680,225
6% 3/1/31 (FSA Insured)	1,975,000	2,210,795
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	2,400,000	2,535,528
5.25% 3/1/31 (FSA Insured)	5,495,000	5,738,154
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania Suburban Wtr. Co. Proj.) Series 2002,
5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,944,220
Butler Area School District 0% 11/15/19 (Pre-Refunded
to 11/15/07 @ 50.177) (c)	5,650,000	2,691,604
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,572,029
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,680,675
Central Dauphin School District Gen. Oblig. 7.5%
2/1/30 (MBIA Insured)	5,000,000	6,190,900
Central York School District 5.5% 6/1/16 (Pre-Refunded
to 6/1/12 @ 100) (c)	2,000,000	2,158,440
Chester County Health & Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	611,370
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,488,454
Cumberland County Muni. Auth. College Rev. (Dickerson
College Proj.) Series A, 5.5% 11/1/30 (Pre-Refunded
to 11/1/10 @ 100) (c)	4,200,000	4,462,794
Delaware County Auth. College Rev. (Haverford College
Proj.):
5.75% 11/15/29	5,000,000	5,334,800
6% 11/15/30	3,620,000	3,910,034
Delaware County Indl. Dev. Auth. Rev. (Philadelphia
Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC
Insured) (b)	2,500,000	2,650,150
Delaware County Reg’l. Wtr. Quality Cont. Auth. Swr.
Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,295,528
Erie County Gen. Oblig. Series 2005 A, 5.5% 9/1/21
(FGIC Insured)	1,770,000	1,966,948
Harrisburg Auth. Dauphin County School Rev.
(Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14
(FGIC Insured)	1,655,000	1,769,642
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC
Insured)	1,115,000	1,198,291

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Kennett Consolidated School District Series A, 5.25%
2/15/15 (FGIC Insured)	$ 1,310,000	$ 1,390,146
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,934,400
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,491,977
6% 6/1/16 (AMBAC Insured)	1,000,000	1,123,850
Montgomery County Higher Ed. & Health Auth. Rev.
(Health Care-Holy Redeemer Health Proj.) Series A,
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,028,590
Muhlenberg School District Series AA, 5.375% 9/1/15
(FGIC Insured)	1,055,000	1,128,027
Northumberland County Auth. Commonwealth Lease
Rev. (State Correctional Facilities Proj.) 0% 10/15/10
(Escrowed to Maturity) (c)	1,000,000	838,600
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Re-
funded to 8/15/12 @ 100) (c)	1,525,000	1,646,954
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,310,444
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,517,965
6.375% 11/1/41 (b)	1,300,000	1,391,611
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (a)(b)	2,500,000	2,478,675
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,614,100
5.25% 2/1/14	125,000	132,216
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (c)	1,250,000	1,328,563
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,704,014
5.25% 6/1/15 (FSA Insured)	3,350,000	3,588,989
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @
101) (c)	475,000	505,785
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,193,589
5% 5/1/18 (MBIA Insured)	1,220,000	1,273,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: -
continued
(Drexel Univ. Proj.):
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (c)	$ 4,075,000	$ 4,296,680
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (c)	3,470,000	3,658,768
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,662,550
(Temple Univ. Proj.) 5.375% 7/15/19 (Pre-Refunded
to 7/15/11 @ 101) (c)	1,990,000	2,134,434
(Univ. of Pennsylvania Health Systems Proj.) Series A,
5% 8/15/17 (AMBAC Insured)	3,000,000	3,124,590
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,040,180
5.25% 8/1/11 (FSA Insured)	1,000,000	1,047,250
Series 2001 A:
6% 1/15/22	400,000	431,844
6% 1/15/31	1,000,000	1,076,610
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	525,970
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375%
10/1/28 (b)	290,000	292,300
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,165,622
7% 1/1/07 (AMBAC Insured)	1,000,000	1,015,350
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75%
1/15/19 (FGIC Insured)	500,000	521,910
(Philadelphia School District Proj.) 5% 6/1/33 (FSA
Insured)	3,085,000	3,124,365
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,589,975
5% 9/1/35	4,485,000	4,577,167
Pennsylvania Tpk. Commission Registration Fee Rev.
Series 2001, 5.5% 7/15/33 (Pre-Refunded to
7/15/11 @ 101) (c)	1,000,000	1,078,220
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A, 5% 12/1/26 (AMBAC Insured)	2,000,000	2,058,160
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,161,640
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,082,140
5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	3,921,931
6% 6/15/08 (FGIC Insured) (b)	3,000,000	3,108,090
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08
(FSA Insured)	1,000,000	1,020,440

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Philadelphia Gas Works Rev.: – continued
(1998 Gen. Ordinance Proj.) 4th Series, 5.25%
8/1/17 (FSA Insured)	$ 2,290,000	$ 2,408,508
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd.
Insured)	3,340,000	3,499,886
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,576,375
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health
Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,023,990
5.5% 5/15/08	1,000,000	1,027,460
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev.
(Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre Refunded to
7/1/07 @ 102) (c)	340,000	353,620
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA
Insured)	1,000,000	817,550
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,110,520
Philadelphia Redev. Auth. Rev. (Philadelphia
Neighborhood Transformation Initiative Proj.) Series
2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,020,580
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to
2/1/12 @ 100) (c)	3,565,000	3,833,195
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,892,473
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,209,310
5.5% 6/1/17 (FSA Insured)	2,125,000	2,317,908
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @
100) (c)	500,000	537,275
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @
100) (c)	1,510,000	1,640,177
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,852,326
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,833,812
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,088,868
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,188,550
6.25% 8/1/10 (MBIA Insured)	1,480,000	1,606,185
Pittsburgh Gen. Oblig.:
Series 2003 A, 5.75% 9/1/22 (Pre-Refunded to
9/1/09 @ 100) (c)	800,000	843,704
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	250,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pittsburgh Gen. Oblig.: – continued
Series A:
5% 9/1/11 (MBIA Insured)	$ 5,020,000	$ 5,237,165
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,725,774
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,620,571
Series B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,137,720
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured)	3,080,000	3,135,132
Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,504,373
0% 8/1/08 (AMBAC Insured)	2,000,000	1,837,020
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series
A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,211,198
Scranton-Lackawanna Health & Welfare Auth. Rev.
(Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,500,584
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	839,312
5.375% 4/1/17 (FSA Insured)	830,000	877,899
5.375% 4/1/18 (FSA Insured)	875,000	925,041
Upper Saint Clair Township School District 5.375%
7/15/16 (FSA Insured)	1,855,000	1,976,039
West Allegheny School District Series B, 5.25% 2/1/12
(FGIC Insured)	1,850,000	1,964,386
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	2,847,616
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	1,869,274
Westmoreland County Indl. Dev. Auth. Rev. (Nat’l. Waste
& Energy Corp./Valley Landfill Expansion Proj.) 5.1%,
tender 5/1/09 (a)(b)	2,700,000	2,742,984
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,698,750
0% 8/15/20 (FGIC Insured)	2,500,000	1,278,525
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,505,200
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA
Insured)	3,235,000	2,452,809
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,062,400
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,141,230
		285,574,932

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 400,000	$ 431,888
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series C, 5.5% 7/1/25 (AMBAC Insured)	2,500,000	2,789,600
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,068,870
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc.
Insured)	500,000	533,055
Puerto Rico Govt. Dev. Bank 5% 12/1/10	1,500,000	1,540,440
		6,363,853

TOTAL INVESTMENT PORTFOLIO – 98.5%
(Cost $291,587,323)		296,223,997

NET OTHER ASSETS – 1.5%		4,545,955
NET ASSETS 100%		$ 300,769,952

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	34.7%
Escrowed/Pre Refunded	15.1%
Transportation	11.7%
Health Care	9.9%
Water & Sewer	9.6%
Education	9.4%
Others* (individually less than 5%)	9.6%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Fidelity Pennsylvania Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $291,587,323)		$ 296,223,997
Cash		1,748,612
Receivable for fund shares sold		39,307
Interest receivable		3,517,691
Prepaid expenses		617
Other receivables		52,477
Total assets		301,582,701

Liabilities
Payable for fund shares redeemed	$ 324,184
Distributions payable	315,047
Accrued management fee	93,075
Other affiliated payables	52,708
Other payables and accrued expenses	27,735
Total liabilities		812,749

Net Assets		$ 300,769,952
Net Assets consist of:
Paid in capital		$ 296,544,180
Undistributed net investment income		8,706
Accumulated undistributed net realized gain (loss) on
investments		(419,608)
Net unrealized appreciation (depreciation) on
investments		4,636,674
Net Assets, for 28,384,904 shares outstanding		$ 300,769,952
Net Asset Value, offering price and redemption price per
share ($300,769,952 ÷ 28,384,904 shares)		$ 10.60

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements continued

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 6,728,216

Expenses
Management fee	$ 565,984
Transfer agent fees	118,453
Accounting fees and expenses	38,221
Independent trustees’ compensation	593
Custodian fees and expenses	2,482
Registration fees	18,250
Audit	24,313
Legal	1,693
Miscellaneous	1,594
Total expenses before reductions	771,583
Expense reductions	(159,156)	612,427

Net investment income		6,115,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		494,777
Change in net unrealized appreciation (depreciation) on
investment securities		(6,250,159)
Net gain (loss)		(5,755,382)
Net increase (decrease) in net assets resulting from
operations		$ 360,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,115,789	$ 12,367,867
Net realized gain (loss)	494,777	1,976,866
Change in net unrealized appreciation (depreciation) .	(6,250,159)	(6,355,623)
Net increase (decrease) in net assets resulting
from operations	360,407	7,989,110
Distributions to shareholders from net investment income .	(6,118,560)	(12,342,980)
Distributions to shareholders from net realized gain	—	(2,072,399)
Total distributions	(6,118,560)	(14,415,379)
Share transactions
Proceeds from sales of shares	22,034,400	54,588,207
Reinvestment of distributions	4,204,503	10,204,264
Cost of shares redeemed	(26,442,922)	(49,266,553)
Net increase (decrease) in net assets resulting from
share transactions	(204,019)	15,525,918
Redemption fees	142	10,940
Total increase (decrease) in net assets	(5,962,030)	9,110,589

Net Assets
Beginning of period	306,731,982	297,621,393
End of period (including undistributed net investment
income of $8,706 and undistributed net investment
income of $22,723, respectively)	$ 300,769,952	$ 306,731,982

Other Information
Shares
Sold	2,053,386	4,981,143
Issued in reinvestment of distributions	392,642	934,909
Redeemed	(2,469,559)	(4,514,890)
Net increase (decrease)	(23,531)	1,401,162

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights

	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Income from Investment
Operations
Net investment
incomeD	.215	.440	.454	.463	.482	.494
Net realized and un
realized gain (loss)	(.200)	(.148)	.006E	.091	.471	.030
Total from invest-
ment operations	.015	.292	.460	.554	.953	.524
Distributions from net
investment income .	(.215)	(.439)	(.452)	(.462)	(.482)	(.493)
Distributions from net
realized gain		(.073)	(.048)	(.102)	(.041)	(.031)
Total distributions	(.215)	(.512)	(.500)	(.564)	(.523)	(.524)
Redemption fees
added to paid in
capitalD,G	—	—	—	—	—	—
Net asset value,
end of period	$ 10.60	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Total ReturnB,C	.13%	2.70%	4.28%	5.11%	9.14%	4.97%
Ratios to Average Net AssetsF
Expenses before
reductions	.51%A	.50%	.50%	.51%	.51%	.51%
Expenses net of fee
waivers, if any	.51%A	.50%	.50%	.51%	.51%	.51%
Expenses net of all
reductions	.40%A	.45%	.49%	.50%	.49%	.45%
Net investment
income	4.03%A	4.02%	4.14%	4.18%	4.42%	4.59%
Supplemental Data
Net assets,
end of period
(000 omitted)	$300,770	$306,732	$297,621	$292,019	$300,026	$269,262
Portfolio turnover
rate	12%A	26%	14%	18%	9%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	6/30/06	12/31/05	6/30/05
0 – 30	95.5	88.4	87.5
31 – 90	0.8	1.2	1.8
91 – 180	0.0	5.6	3.1
181 – 397	3.7	4.8	7.6
Weighted Average Maturity
	6/30/06	12/31/05	6/30/05
Fidelity Pennsylvania Municipal Money
Market Fund	19 Days	23 Days	33 Days
Pennsylvania Tax Free Money Market
Funds Average*	18 Days	27 Days	22 Days

*Source: iMoneyNet, Inc.

19 Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 95.5%
	Principal	Value
	Amount	(Note 1)
New Jersey/Pennsylvania – 1.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN Series SGA 89, 4.02% (Liquidity Facility
Societe Generale) (a)(c)	$ 7,500,000	$ 7,500,000
Pennsylvania – 92.4%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 4.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%,
tender 6/1/07, LOC PNC Bank NA, Pittsburgh (a)	5,000,000	5,000,000
Participating VRDN Series PT 762, 4% (Liquidity Facility
Landesbank Hessen-Thuringen) (a)(c)	5,340,000	5,340,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport
Realty Ltd. Proj.) 4.25%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (a)(b)	1,560,000	1,560,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 4%, tender 7/1/06, LOC
PNC Bank NA, Pittsburgh (a)	4,155,000	4,155,060
(Doren, Inc. Proj.) Series 1997 C, 4.14%, LOC Nat’l. City
Bank, PA, VRDN (a)(b)	1,300,000	1,300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 4.09%, LOC Nat’l.
City Bank, PA, VRDN (a)(b)	2,360,000	2,360,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 4.05%, LOC
PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 4.08%,
VRDN (a)	3,200,000	3,200,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus.
Trust Proj.) 4.07%, LOC First Tennessee Bank NA, Memphis,
VRDN (a)(b)	2,360,000	2,360,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 4.02%, LOC Manufacturers & Traders Trust Co.,
VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 4.03%, LOC
Wachovia Bank NA, VRDN (a)(b)	1,220,000	1,220,000
(Snowball Real Estate LP Proj.) 4.13%, LOC Wachovia Bank
NA, VRDN (a)(b)	2,240,000	2,240,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series
1996 A, 4.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)(b)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 4.25%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)	5,825,000	5,825,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.): -
continued
Series 1998 A2, 4.14%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)	$ 3,300,000	$ 3,300,000
Central Bucks School District Series 2000 A, 4.02% (FGIC
Insured), VRDN (a)	3,930,000	3,930,000
Chester County Inter Unit 4.07%, LOC PNC Bank NA,
Pittsburgh, VRDN (a)	1,650,000	1,650,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN
Series PA 1295, 4.02% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	10,650,000	10,650,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961,
4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Harrisburg Auth. Wtr. Rev.:
Series 2002 B, 4.02% (FSA Insured), VRDN (a)	3,000,000	3,000,000
Series A, 4.02% (FGIC Insured), VRDN (a)	4,785,000	4,785,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev.
(Hatfield Quality Meats Proj.) 4.05%, LOC Bank of America
NA, VRDN (a)(b)	1,500,000	1,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon
Generation Co. LLC Proj.) Series A, 4.07%, LOC BNP
Paribas SA, VRDN (a)(b)	2,255,000	2,255,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic
States Materials Proj.) Series 1999, 4.08%, LOC Wachovia
Bank NA, VRDN (a)(b)	1,200,000	1,200,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
Participating VRDN Series MS 1170X, 4.04% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 4.12%, LOC Manufacturers & Traders Trust Co.,
VRDN (a)(b)	1,905,000	1,905,000
Series C, 4.12%, LOC Manufacturers & Traders Trust Co.,
VRDN (a)(b)	1,000,000	1,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (Citizens Utils. Co. Proj.) Series 1991, 3.65% tender
8/4/06, CP mode (b)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 4.03%, LOC
JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland
Ind. Park Proj.) 4.06%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 4.06%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	19,700,000	19,700,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: -
continued
(Merck & Co. Proj.) Series 2000, 4.04%, VRDN (a)(b)	$11,000,000	$ 11,000,000
(York Wtr. Co. Proj.) Series B, 4.05% (XL Cap. Assurance,
Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1999 C4, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	800,000	800,000
Series 2002 B6, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	800,000	800,000
Series 2004 D2, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	2,600,000	2,600,000
Series 2004 D6, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	2,700,000	2,700,000
Series B3, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	1,400,000	1,400,000
Series B5, 4.05%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 4.03%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (a)(b)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 4.03%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (a)(b)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 4.04% (Liquidity Facility
Lloyds TSB Bank PLC) (a)(b)(c)	4,500,000	4,500,000
(Waste Mgmt., Inc. Proj.) 4.29%, VRDN (a)(b)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 4.195%, VRDN (a)(b)	1,600,000	1,600,000
Series B, 4.14% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig.:
Bonds Second Series, 5% 9/15/06	1,000,000	1,002,564
Participating VRDN:
Series EGL 04 43 Class A, 4.02% (Liquidity Facility
Citibank NA) (a)(c)	10,250,000	10,250,000
Series Merlots 04 B15, 4.01% (Liquidity Facility Wachovia
Bank NA) (a)(c)	3,090,000	3,090,000
Series ROC II R506, 4.01% (Liquidity Facility Citibank
NA) (a)(c)	4,260,000	4,260,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 4.01% (AMBAC Insured), VRDN (a)(b)	7,300,000	7,300,000
Series 1988 B, 4.01% (AMBAC Insured), VRDN (a)(b)	9,500,000	9,500,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: -
continued
Series 1988 C, 4.01%, LOC Sallie Mae, VRDN (a)(b)	$ 20,850,000	$ 20,850,000
Series 1988 E, 4.01%, LOC Sallie Mae, VRDN (a)(b)	16,000,000	16,000,000
Series 1997 A, 4.05% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 1999 A, 4.03% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
Series 2000 A, 4.05% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 4.05% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 4.05% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A:
4.05% (AMBAC Insured), VRDN (a)(b)	2,500,000	2,500,000
4.05% (FSA Insured), VRDN (a)(b)	20,500,000	20,500,000
Series A1, 4.05% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 4%, LOC Unicredito
Italiano Spa, VRDN (a)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 4.03% (Liquidity Facility
Lloyds TSB Bank PLC) (a)(c)	7,590,000	7,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 05 D6, 4.01% (Liquidity Facility Wachovia
Bank NA) (a)(c)	4,370,000	4,370,000
Series Putters 1378, 4.03% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	1,500,000	1,500,000
(Mount Aloysius College Proj.) Series L3, 4%, LOC Allied
Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L80, 4.09% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	2,705,000	2,705,000
Series MT 163, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	2,300,000	2,300,000
Series PA 1235, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	1,075,000	1,075,000
Series PA 930, 4.02% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series PT 2190, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	4,775,000	4,775,000
Series PT 890, 4.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	835,000	835,000
Series Putters 1213, 4.04% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)(c)	2,365,000	2,365,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy.: – continued
(Single Family Mortgage Proj.) Series 2006 92B, 4.03%
(Liquidity Facility Landesbank Hessen-Thuringen),
VRDN (a)(b)	$ 4,300,000	$ 4,300,000
Series 2004 84D, 4.02% (Liquidity Facility Dexia Cr. Local
de France), VRDN (a)(b)	15,035,000	15,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 4.01% (Liquidity Facility Morgan
Stanley) (a)(c)	2,129,000	2,129,000
Series ROC II R 566, 4.01% (Liquidity Facility Citibank
NA) (a)(c)	5,000,000	5,000,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 4.01%, tender 7/7/06 (Liquidity
Facility ABN AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Series 2002 A3, 3.98% (Liquidity Facility Bayerische
Landesbank Girozentrale), VRDN (a)	5,200,000	5,200,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 4.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	1,000,000	1,000,000
Series SG 118, 4.05% (Liquidity Facility Societe
Generale) (a)(b)(c)	2,600,000	2,600,000
Series 2005 C, 4.05% (MBIA Insured), VRDN (a)(b)	4,900,000	4,900,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating
VRDN:
Series PA 882, 4.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 4.04% (Liquidity Facility JPMorgan Chase
Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev.:
Bonds (1975 Gen. Ordinance Proj.) 17th Series, 5%
7/1/07 (FSA Insured)	4,000,000	4,053,602
Participating VRDN:
Series PT 1144, 4% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,000,000	2,000,000
Series Putters 384, 4.01% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	1,600,000	1,600,000
Fifth Series A2, 4%, LOC Bank of Nova Scotia, New York
Agcy., LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Philadelphia Redev. Auth. Rev. Participating VRDN:
Series DB 134, 4.02% (Liquidity Facility Deutsche Bank
AG) (a)(b)(c)	3,500,000	3,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Philadelphia Redev. Auth. Rev. Participating VRDN: -
continued
Series ROC II R 392, 4.01% (Liquidity Facility Citibank
NA) (a)(c)	$ 1,000,000	$ 1,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 7050050 Class A, 4.02% (Liquidity Facility
Citibank NA) (a)(c)	2,300,000	2,300,000
Series SG 158, 4% (Liquidity Facility Societe Generale) (a)(c)	3,200,000	3,200,000
Pittsburgh Gen. Oblig. Bonds Series A, 6% 3/1/07 (MBIA
Insured)	2,735,000	2,777,499
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 4.04% (Liquidity Facility
Landesbank Hessen-Thuringen) (a)(b)(c)	5,685,000	5,685,000
Reading School District Participating VRDN Series TOC 06
Z18, 4.04% (Liquidity Facility Goldman Sachs Group,
Inc.) (a)(c)	4,300,000	4,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 4.06%, LOC
Dexia Cr. Local de France, VRDN (a)(b)	10,100,000	10,100,000
Scranton-Lackawanna Health & Welfare Auth. Rev.
Participating VRDN Series Merlots 02 A18, 4.01% (Liquidity
Facility Wachovia Bank NA) (a)(c)	2,240,000	2,240,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 4.02%, LOC Manufacturers & Traders Trust
Co., VRDN (a)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating
VRDN Series BS 01 9016 Class A, 4.01% (Liquidity Facility
Bear Stearns Companies, Inc.) (a)(c)	5,500,000	5,500,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5%
4/26/07	4,300,000	4,344,823
		422,382,548

Puerto Rico 1.5%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	6,900,000	6,906,518

TOTAL INVESTMENT PORTFOLIO – 95.5%
(Cost $436,789,066)		436,789,066

NET OTHER ASSETS – 4.5%		20,492,648
NET ASSETS 100%		$ 457,281,714

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund Investments (Unaudited) continued

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 32,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $436,789,066)		$ 436,789,066
Cash		22,231,323
Receivable for fund shares sold		3,409,536
Interest receivable		3,144,529
Other receivables		94,690
Total assets		465,669,144

Liabilities
Payable for investments purchased	$ 4,500,000
Payable for fund shares redeemed	3,677,283
Distributions payable	20,706
Accrued management fee	188,682
Other affiliated payables	759
Total liabilities		8,387,430

Net Assets		$ 457,281,714
Net Assets consist of:
Paid in capital		$ 457,198,427
Undistributed net investment income		78,843
Accumulated undistributed net realized gain (loss) on
investments		4,444
Net Assets, for 457,172,137 shares outstanding		$ 457,281,714
Net Asset Value, offering price and redemption price per
share ($457,281,714 ÷ 457,172,137 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 6,969,575
Income from affiliated Central Funds		32,806
Total income		7,002,381

Expenses
Management fee	$ 1,084,293
Independent trustees’ compensation	826
Total expenses before reductions	1,085,119
Expense reductions	(265,872)	819,247

Net investment income		6,183,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,444
Net increase in net assets resulting from operations		$ 6,187,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,183,134	$ 7,547,861
Net realized gain (loss)	4,444	92,353
Net increase in net assets resulting
from operations	6,187,578	7,640,214
Distributions to shareholders from net investment income .	(6,182,706)	(7,509,743)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	659,599,320	968,684,411
Reinvestment of distributions	6,086,655	7,419,506
Cost of shares redeemed	(634,796,336)	(881,682,805)
Net increase (decrease) in net assets and shares
resulting from share transactions	30,889,639	94,421,112
Total increase (decrease) in net assets	30,894,511	94,551,583

Net Assets
Beginning of period	426,387,203	331,835,620
End of period (including undistributed net investment
income of $78,843 and undistributed net investment
income of $78,415, respectively)	$ 457,281,714	$ 426,387,203

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights

	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment
income	.014	.020	.008	.006	.011	.025
Distributions from net
investment income	(.014)	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.43%	2.02%	.81%	.65%	1.09%	2.50%
Ratios to Average Net Assets E
Expenses before
reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of
fee waivers,
if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all
reductions	.38% A	.41%	.48%	.49%	.46%	.47%
Net investment
income	2.87% A	2.02%	.80%	.66%	1.09%	2.45%
Supplemental Data
Net assets,
end of period
(000 omitted)	$457,282	$426,387	$331,836	$294,312	$278,322	$240,705
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania. Certain Funds may invest in affili ated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the Income Fund and the Money Market Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Pennsylvania Municipal
Income Fund	$ 291,513,207	$ 7,553,642	$ (2,842,852)	$ 4,710,790
Fidelity Pennsylvania Municipal
Money Market Fund	436,789,066	—	—	—

Semiannual Report	32

1. Significant Accounting Policies continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an inter pretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets and results of operations.

Short Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the Income Fund aggregated $19,984,264 and $17,261,700, respectively.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund’s average net assets. FMR pays all other expenses, except the compensa tion of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds’ transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued

3. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Income Fund’s transfer agent fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

4. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	302

During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with the Income Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce Fund expenses. These expense reductions are noted in the table below.

	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity Pennsylvania Municipal
Income Fund	$ 2,482	$ 118,453	$ 38,221

In addition, through an arrangement with the Money Market Fund’s custodian and transfer agent, $265,872 of credits realized as a result of uninvested cash balances were used to reduce the Fund’s management fee.

Semiannual Report 34

6. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 36

A special meeting of Fidelity Pennsylvania Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the propos als before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

37 Semiannual Report

Proxy Voting Results - continued

PROPOSAL 2

To change Fidelity Pennsylvania Municipal Income Fund from a diversified to a non diversified fund.

	# of	% of
	Votes	Votes
Affirmative	138,944,647.47	74.679
Against	29,304,872.03	15.751
Abstain	10,404,283.99	5.592
Broker
Non Votes .	7,402,189.22	3.978
TOTAL	186,055,992.71	100.000

Semiannual Report

38

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advi sory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and invest ment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

40

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class avail able to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only , as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, the fund’s cumulative total returns, the cumulative total returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

42

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period, the second quartile for the three year period, and the first quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Fidelity Pennsylvania Municipal Money Market Fund

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative perfor mance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (including transfer agent fees, pricing and book keeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Semiannual Report

44

Fidelity Pennsylvania Municipal Income Fund

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

In its review of Fidelity Pennsylvania Municipal Income Fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reim bursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s

Semiannual Report

46

engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity Pennsylvania Municipal Income Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have de clined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Semiannual Report

48

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

49 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 50

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

51 Semiannual Report

51

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Adviser
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Money
Management, Inc.
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

PFR-USAN-0806 1.787788.103

Fidelity® Short-Intermediate Municipal Income Fund

Semiannual Report June 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Proxy Voting Results	47
Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,003.20	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,002.70	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 999.40	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 998.90	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short Intermediate Municipal
Income
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.42%
Class C	1.53%
Short Intermediate Municipal Income	.49%
Institutional Class	.49%

5 Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.0	14.7
New York	13.0	11.8
Illinois	11.0	9.4
New Jersey	6.1	6.9
California	5.4	7.6
Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	43.8	49.1
Escrowed/Pre Refunded	12.2	8.2
Electric Utilities	9.4	13.8
Transportation	6.9	6.7
Health Care	6.6	6.5
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	3.6	3.5

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 95.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 3.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$ 1,100	$ 1,118
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0%
8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	10,000	9,203
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,499
5% 11/15/11	1,000	1,026
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,775
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,960
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,190
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,220
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (e)	5,010	5,281
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	13,972
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e) .	3,900	4,183
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,060	2,158
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,501
		51,086

Alaska – 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,465
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,684
North Slope Borough Gen. Oblig. Series B, 0%
6/30/08 (MBIA Insured)	4,240	3,923
		10,072

Arizona – 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA
Insured)	9,025	9,513
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,152
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,220
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,543

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Pinal County Indl. Dev. Auth. Correctional Facilities
Contract Rev. (Florence West Prison Expansion, LLC
Proj.) Series A, 4.5% 10/1/08 (American Cap.
Access Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
		24,656

Arkansas – 0.1%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	1,000
California – 5.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,370
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,568
Series A:
5.25% 1/1/11	6,500	6,839
5.25% 7/1/13 (MBIA Insured)	2,900	3,112
California Gen. Oblig.:
5% 2/1/09	1,640	1,683
5% 2/1/10	2,000	2,068
5% 2/1/11	2,525	2,627
5.125% 9/1/12	1,000	1,043
5.25% 2/1/11	5,775	6,069
5.5% 3/1/11 (FGIC Insured)	3,210	3,419
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,747
5.75% 10/1/08	1,085	1,128
6.4% 9/1/08	3,075	3,231
6.5% 9/1/10	1,760	1,925
8% 11/1/07 (FGIC Insured)	4,670	4,828
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,034
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,094
(Coalinga State Hosp. Proj.) Series 2004 A, 5%
6/1/08	6,000	6,113
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,360
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,400	1,391
Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured)	$ 1,975	$ 2,004
5% 9/1/08 (AMBAC Insured)	2,080	2,132
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,860
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (g)	8,955	9,019
		85,563

Colorado – 0.5%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08
(XL Cap. Assurance, Inc. Insured) (d)	5,000	5,101
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/07
(Escrowed to Maturity) (e)	3,200	3,057
		8,158

Connecticut – 0.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (e)	5,000	5,269
Series 2002 C, 5% 12/15/08	1,930	1,981
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,277
4.5% 7/1/08 (MBIA Insured)	1,045	1,057
5% 7/1/09 (MBIA Insured)	1,000	1,028
		10,612

District Of Columbia – 0.8%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08
(AMBAC Insured)	935	953
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,036
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,648
Metropolitan Washington Arpt. Auth. Sys. Rev. Series D,
4% 10/1/07 (FSA Insured) (d)	1,000	1,000
		12,409

Florida – 5.2%
Brevard County School Board Ctfs. of Prtn. Series A,
5.5% 7/1/09 (AMBAC Insured)	2,775	2,893

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	$ 1,000	$ 1,001
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,141
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,030
Series B, 5% 11/15/08	800	816
3.95%, tender 9/1/12 (c)	7,550	7,400
5%, tender 11/16/09 (c)	4,700	4,815
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,953
4.25%, tender 8/1/07 (c)(d)	6,000	5,990
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09
(MBIA Insured) (d)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,139
Miami-Dade County Cap. Asset Acquisition Fixed Rate
Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC
Insured)	2,825	2,880
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (c)	1,500	1,556
Orange County School Board Ctfs. of Prtn. Series A,
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,815	3,914
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,231
Palm Beach County School Board Ctfs. of Prtn. Series A,
6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (e)	7,000	7,591
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,440
5.5% 12/1/11 (FGIC Insured)	3,470	3,726
Seminole County School Board Ctfs. of Prtn. Series A,
4.5% 7/1/08 (MBIA Insured)	1,250	1,264
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (c)	2,000	1,945
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	966
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,659
		82,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,546
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,286
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,802
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,115
		9,749

Hawaii – 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (d)	3,850	4,379
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,248
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (e)	170	182
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	30,172
		37,981

Illinois – 10.3%
Chicago Gen. Oblig. Series A, 5.25% 1/1/12
(FSA Insured)	1,000	1,059
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,264
5% 1/1/11 (AMBAC Insured)	3,625	3,763
Chicago O’Hare Int’l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,184
5.5% 1/1/08 (AMBAC Insured)	5,000	5,093
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,214
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	5,982
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,616
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,198
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,084
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed.
Transit Administration Section 5307 Formula Funds
Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,004
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,085

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	$ 8,000	$ 8,188
DuPage Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,613
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,176
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,004
5% 1/1/09	1,805	1,843
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (c)	6,100	5,957
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	1,998
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (c)	12,800	12,527
(Field Museum of Natural History Proj.) 4.05%, tender
11/1/11 (c)	3,250	3,219
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,039
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (e)	2,640	2,809
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,895	3,845
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,117
5% 10/1/07	1,225	1,236
5% 10/1/08	1,000	1,020
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,557
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,059
5.375% 7/1/11 (MBIA Insured)	6,745	7,170
5.5% 8/1/10	1,415	1,495
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,552
Series A, 5% 10/1/09	2,600	2,683
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e) .	1,000	1,063
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,658
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12 (FSA
Insured)	2,270	2,430
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (e)	1,600	1,740
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (e)	5,000	5,374
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,461
Rosemont Gen. Oblig.:
Series 3:
0% 12/1/07 (Escrowed to Maturity) (e)	2,375	2,251
0% 12/1/07 (FGIC Insured)	625	592
Series A, 0% 12/1/11 (FGIC Insured)	3,695	2,949
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,072
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5%
8/15/11 (AMBAC Insured)	1,360	1,418
Will County School District #122 Series B, 0% 11/1/08
(FSA Insured)	1,280	1,165
		162,040

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA
Insured)	1,000	1,041
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,910
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,017
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,810
5.25% 7/10/11 (FSA Insured)	2,295	2,425
5.25% 1/10/12 (FSA Insured)	1,355	1,436
5% 1/15/10 (FSA Insured)	1,835	1,898
5% 1/15/11 (FSA Insured)	1,910	1,989
5% 1/15/12 (FSA Insured)	1,990	2,085
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	1,985
Indiana Health Facility Fing. Auth. Rev. (Ascension Health
Cr. Group Prog.) Series 2002 F, 5.5% 11/15/06	1,000	1,006

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09
(AMBAC Insured)	$ 3,875	$ 3,420
Indianapolis Local Pub. Impt. Bond Bank
(Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08
(MBIA Insured) (d)	1,550	1,571
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,448
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,047
5.25% 7/15/11 (MBIA Insured)	1,020	1,073
5.25% 1/15/12 (MBIA Insured)	1,045	1,102
5.25% 7/15/12 (MBIA Insured)	1,075	1,139
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,717
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,814
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,687
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,041
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%,
tender 7/15/11 (AMBAC Insured) (b)(c)	1,600	1,608
4.9%, tender 6/1/07 (c)	4,000	4,015
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c) .	10,000	9,787
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,186
5.25% 1/15/12 (MBIA Insured)	1,150	1,216
		58,675

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,420
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	709
		3,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (d)	$ 1,185	$ 1,211
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09
(AMBAC Insured)	2,000	1,805
		3,016

Louisiana – 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev.
(LOOP LLC Proj.) Series 2003 D, 4%, tender
9/1/08 (c)	2,700	2,695
		3,741

Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
Massachusetts 3.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,403
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,201
5.875% 8/1/08	1,630	1,675
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,193
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (e)	2,775	2,875
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (e)	2,570	2,716
Series 2000 A, 6% 2/1/10	2,500	2,671
Series 2001 A, 5.5% 1/1/11	5,000	5,307
Series 2003 A, 5.375% 8/1/08	5,165	5,317
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,200
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (e)	2,055	2,094
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,495	2,659
5.5% 11/1/10 (FSA Insured)	10,000	10,626
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,768

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (d)	$ 1,000	$ 1,043
Massachusetts Wtr. Resources Auth. Series A, 5.75%
8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	5,000	5,376
		58,124

Michigan – 3.1%
Chippewa Valley Schools 5% 5/1/08	1,260	1,285
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,280
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,414
5% 4/1/08 (MBIA Insured)	14,545	14,823
5% 4/1/09 (MBIA Insured)	10,620	10,900
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26
(Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,126
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,132
Hazel Park School District 5% 5/1/08	1,275	1,300
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre Refunded to 5/1/07 @ 39.31) (e)	8,000	3,046
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,272
		48,623

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,228
5.25% 12/1/10	500	518
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	625	622
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	981
		3,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	$ 1,100	$ 1,087
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (d)	1,190	1,215
		2,302

Missouri – 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.)
5% 4/1/11	1,430	1,465
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,930
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,037
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan
Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,140
		6,572

Montana 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.)
Series A, 5.2%, tender 5/1/09 (c)	4,000	4,090
Nevada 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (d)	800	800
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,253
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,260
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,849
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,373
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (e)	1,600	1,705
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,115
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,303
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,338
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,121
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	715
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,500
		38,095

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	$ 2,500	$ 2,435
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (b)	1,500	1,512
		3,947

New Jersey – 6.1%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,273
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	934
5% 1/1/09 (AMBAC Insured)	1,000	1,024
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,275
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,283
6.375% 11/1/11 (MBIA Insured)	7,470	8,308
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,570
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (e)	3,215	3,406
6% 1/1/11 (MBIA Insured)	17,180	18,607
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,779
6.5% 6/15/11 (MBIA Insured)	5,000	5,548
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,512
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	1,000	1,025
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,417
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,065	4,058
		96,019

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,313
New York – 13.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,237
5% 1/1/12	1,175	1,221
Metropolitan Trans. Auth. Commuter Facilities Rev.
Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$ 2,000	$ 2,078
5% 11/15/11	2,750	2,865
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	800	834
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,667
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,432
Series 2000 A, 6.5% 5/15/11	1,985	2,168
Series 2002 G, 5.5% 8/1/10	2,720	2,865
Series 2003 F, 5.5% 12/15/11	4,305	4,581
Series 2004 G, 5% 8/1/09	8,000	8,226
Series 2005 C, 5% 8/1/12	19,770	20,641
Series 2005 D, 5% 8/1/12	4,925	5,142
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,478
Series 2005 K:
5% 8/1/11	7,120	7,404
5% 8/1/12	4,360	4,552
Series 2005 O, 5% 6/1/12	7,500	7,822
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,084
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Subseries 2005 F1, 5% 9/1/15	3,560	3,722
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,700	1,706
New York Counties Tobacco Trust I Series B, 6.5%
6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,492
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,043
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,073
Series C, 7.5% 7/1/10	3,100	3,307
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,688
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,214
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08	1,500	1,517
5% 2/1/09	2,035	2,093
Series B, 5.25% 2/1/29 (a)	2,700	2,829
Series E, 4.5% 2/1/07	245	246

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	$ 3,800	$ 3,896
Series A1:
5% 6/1/10	1,875	1,934
5.25% 6/1/12	5,000	5,006
5.25% 6/1/13	17,500	17,932
5.5% 6/1/14	2,700	2,805
Series C1:
5.5% 6/1/15	700	734
5.5% 6/1/17	3,400	3,589
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,015	7,450
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	1,200	1,281
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	2,490	2,658
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (e)	2,280	2,434
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (e)	2,310	2,466
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @
101) (e)	11,270	12,112
		204,747

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,227
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,587
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	4,100	4,564
		9,378

North Carolina – 1.5%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	4,955
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	628
Series A, 5.5% 1/1/10	3,000	3,121
Series B, 7.25% 1/1/07	9,375	9,517
Series C, 5% 1/1/08	1,190	1,205
Series D, 5.375% 1/1/10	3,715	3,850
		23,276

Ohio – 1.6%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	$ 2,250	$ 1,954
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,971
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,431
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%,
tender 7/1/06 (c)	1,000	1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,987
Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,069
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09
(FGIC Insured)	2,000	2,089
		24,883

Oklahoma – 0.1%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (e)	1,000	793
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,257
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,027
5% 5/1/11 (FSA Insured)	1,000	1,039
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,021
		4,344

Pennsylvania – 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,384
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B, 5.5% 6/15/07	2,000	2,030
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (c)	4,500	4,438
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,630
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (c)(d)	10,000	9,672
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	2,100	2,082

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A:
4% 8/15/06	$ 1,405	$ 1,405
5% 8/15/07	1,735	1,757
5% 8/15/08	2,000	2,041
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,824
Series B, 5.25% 9/1/08	5,860	6,025
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,885
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,561
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,102
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,588
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,551
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,251
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured)	1,600	1,641
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,828
		60,695

Puerto Rico 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel
Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,056
Puerto Rico Govt. Dev. Bank 5% 12/1/10	8,000	8,216
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (c)	1,000	1,001
		11,273

Rhode Island – 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	998
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,344
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,211
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance,
Inc. Insured)	1,700	1,731
		5,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – 1.5%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,676
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,001
5% 8/15/07	1,700	1,717
5% 8/15/08	1,690	1,711
Greenville County Pub. Facilities Corp. Ctfs. of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,504
Greenville County School District Installment Purp. Rev.
5% 12/1/10	1,455	1,508
Lexington One School Facilities Corp. Rev. (Lexington
County School District No. 1 Proj.) 5% 12/1/09	550	565
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,441
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,882
5% 1/1/09 (FSA Insured)	1,945	1,997
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,175
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,029
		24,309

Tennessee – 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5%
12/15/09	7,500	7,712
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,174
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,075
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,642
4.5% 9/1/09 (MBIA Insured)	1,685	1,714
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	3,950
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (d)	1,675	1,675
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,200	1,244
		22,186

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas 14.0%
Alief Independent School District Series 2004 B, 5%
2/15/10	$ 1,500	$ 1,554
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,468
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,420
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (b)	3,295	3,339
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,696
5% 6/15/10 (FSA Insured)	1,000	1,037
Birdville Independent School District 5% 2/15/10	1,300	1,347
Brownsville Independent School District 5% 8/15/11	1,430	1,494
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,600
College Station Independent School District 5% 2/15/10	1,000	1,036
Conroe Independent School District Lot B, 0% 2/15/08 .	3,000	2,817
Corpus Christi Util. Sys. Rev. 5% 7/15/12 (FSA Insured)	1,000	1,049
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,595
5% 2/15/08	2,000	2,035
Dallas Independent School District Series 2005, 5.25%
8/15/08	2,000	2,057
Del Valle Independent School District 5.5% 2/1/09	1,205	1,252
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured) .	3,065	3,207
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured) .	2,770	2,820
Fort Bend Independent School District 5%, tender
8/15/09 (c)	5,000	5,139
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10
(FSA Insured)	1,710	1,772
Garland Independent School District 0% 2/15/07	1,610	1,573
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)	4,400	4,216
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09	3,710	3,836
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,192
5.25% 4/15/12 (FSA Insured)	2,000	2,120
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,965
5.25% 11/15/11 (FSA Insured)	4,430	4,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 5.25%
2/15/12	$ 2,000	$ 2,121
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,713
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e) .	5,000	5,254
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA
Insured)	2,465	2,571
5% 2/15/09 (MBIA Insured)	1,615	1,659
5% 2/15/10 (MBIA Insured)	1,845	1,911
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc.
Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to
7/1/09 @ 102) (e)	4,800	5,236
Magnolia Independent School District 8% 8/15/11
(FGIC Insured)	1,210	1,427
Mesquite Independent School District 3.65%, tender
12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,500	2,500
New Braunfels Independent School District 0% 2/1/07 .	2,000	1,956
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (e)	3,600	3,961
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)	2,000	2,051
5%, tender 7/1/08 (c)(e)	45	46
5%, tender 7/1/08 (FSA Insured) (c)	2,605	2,657
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,744
Rockwall Independent School District:
5% 2/15/08	3,825	3,892
5% 2/15/09	4,690	4,819
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,046
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev.
5% 4/1/10 (FSA Insured)	1,630	1,688
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (e)	5,000	5,295
Series B, 0% 2/1/09 (Escrowed to Maturity) (e)	2,500	2,253
3.55%, tender 12/1/07 (c)	6,700	6,666
5.25% 2/1/08	1,000	1,021
San Antonio Independent School District 7% 8/15/08	5,000	5,312
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,637

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	$ 1,020	$ 1,058
Socorro Independent School District 5% 8/15/09	2,070	2,137
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	2,949
Spring Independent School District 5% 2/15/08	1,875	1,908
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,048
Series 1992 A, 8% 10/1/07	10,000	10,502
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,242
Series C:
0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,897
0% 4/1/09 (Escrowed to Maturity) (e)	2,320	2,077
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Proj.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,302
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,379
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,220
5% 7/1/07	1,000	1,006
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,166
Series B:
5% 8/15/09	11,255	11,610
5.25% 8/15/11	5,025	5,312
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,191
Wichita Falls Independent School District 0% 2/1/10	2,325	2,003
		219,429

Utah 0.7%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,886
0% 10/1/13 (AMBAC Insured)	3,760	2,719
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,777
		10,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	$ 1,600	$ 1,588
Washington 1.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,243
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,645
5% 1/1/11 (MBIA Insured)	1,680	1,748
5.25% 1/1/11 (FSA Insured)	1,935	2,033
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,816
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,232
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (d)	3,640	3,915
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.) 4.5% 12/1/09
(FGIC Insured)	1,000	1,015
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,076
5% 6/1/10 (FSA Insured)	1,000	1,037
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,055
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,047
5.5% 7/1/11	3,500	3,682
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,104
		25,648

Wisconsin – 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,788
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured)	2,500	2,596
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (c)	15,000	15,010
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	888
Series B, 6.25% 2/15/10	1,015	1,076

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$ 1,000	$ 1,020
5% 8/15/10	1,870	1,907
		25,285

TOTAL MUNICIPAL BONDS
(Cost $1,531,204)		1,506,399

Municipal Notes 0.7%

Illinois – 0.7%
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series DB
189, 4% (Liquidity Facility Deutsche Bank AG) (c)(f)
(Cost $9,998)	10,000	10,000

TOTAL INVESTMENT PORTFOLIO – 96.5%
(Cost $1,541,202)		1,516,399

NET OTHER ASSETS – 3.5%		55,766
NET ASSETS 100%		$ 1,572,165

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,019,000
or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 8,955

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	43.8%
Escrowed/Pre Refunded	12.2%
Electric Utilities	9.4%
Transportation	6.9%
Health Care	6.6%
Special Tax	5.1%
Education	5.1%
Others* (individually less than 5%)	10.9%
100.0%

* Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,541,202)		$ 1,516,399
Cash		2,390
Receivable for investments sold		39,832
Receivable for fund shares sold		1,213
Interest receivable		21,765
Prepaid expenses		4
Other receivables		287
Total assets		1,581,890

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 6,468
Payable for fund shares redeemed	1,410
Distributions payable	1,008
Accrued management fee	487
Distribution fees payable	13
Other affiliated payables	290
Other payables and accrued expenses	49
Total liabilities		9,725

Net Assets		$ 1,572,165
Net Assets consist of:
Paid in capital		$ 1,601,433
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on
investments		(4,461)
Net unrealized appreciation (depreciation) on
investments		(24,803)
Net Assets		$ 1,572,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,433 ÷ 1,131.7 shares)	$ 10.10

Maximum offering price per share (100/96.25 of $10.10)	$ 10.49
Class T:
Net Asset Value and redemption price per share
($14,609 ÷ 1,448.4 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Class B:
Net Asset Value and offering price per share
($2,938 ÷ 291.0 shares)A	$ 10.10

Class C:
Net Asset Value and offering price per share
($7,181 ÷ 711.9 shares)A	$ 10.09

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,532,599 ÷ 151,921.4 shares)	$ 10.09

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,405 ÷ 337.4 shares)	$ 10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 28,079

Expenses
Management fee	$ 3,091
Transfer agent fees	713
Distribution fees	86
Accounting fees and expenses	165
Independent trustees’ compensation	3
Custodian fees and expenses	13
Registration fees	62
Audit	28
Legal	1
Miscellaneous	8
Total expenses before reductions	4,170
Expense reductions	(810)	3,360

Net investment income		24,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,621)
Change in net unrealized appreciation (depreciation) on
investment securities		(15,823)
Net gain (loss)		(18,444)
Net increase (decrease) in net assets resulting from
operations		$ 6,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,719	$ 51,345
Net realized gain (loss)	(2,621)	(1,840)
Change in net unrealized appreciation (depreciation) .	(15,823)	(29,976)
Net increase (decrease) in net assets resulting
from operations	6,275	19,529
Distributions to shareholders from net investment income .	(24,720)	(51,341)
Distributions to shareholders from net realized gain	—	(549)
Total distributions	(24,720)	(51,890)
Share transactions - net increase (decrease)	(119,666)	(147,427)
Redemption fees	6	25
Total increase (decrease) in net assets	(138,105)	(179,763)

Net Assets
Beginning of period	1,710,270	1,890,033
End of period (including distributions in excess of net
investment income of $4 and distributions in excess
of net investment income of $3, respectively)	$ 1,572,165	$ 1,710,270

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.144	.268	.250	.115
Net realized and unrealized gain (loss)	(.111)	(.177)	(.090)	.071
Total from investment operations	033	.091	.160	.186
Distributions from net investment income .	(.143)	(.268)	(.251)	(.111)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.143)	(.271)	(.270)	(.176)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	.32%	.89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.55%A	.58%	.64%	.64%A
Net investment income	2.84%A	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions) .	$ 11	$ 14	$ 12	$ 9
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.138	.257	.238	.110
Net realized and unrealized gain (loss)	(.110)	(.167)	(.089)	.050
Total from investment operations	028	.090	.149	.160
Distributions from net investment income .	(.138)	(.257)	(.240)	(.105)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.138)	(.260)	(.259)	(.170)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	.27%	.88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	.75%A	.76%	.76%	.77%A
Expenses net of fee waivers, if any	.75%A	.76%	.76%	.77%A
Expenses net of all reductions	.66%A	.69%	.75%	.76%A
Net investment income	2.73%A	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions) .	$ 15	$ 15	$ 20	$ 12
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.105	.190	.172	.081
Net realized and unrealized gain (loss)	(.111)	(.177)	(.080)	.059
Total from investment operations	(.006)	.013	.092	.140
Distributions from net investment income .	(.104)	(.190)	(.173)	(.075)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.104)	(.193)	(.192)	(.140)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	(.06)%	.13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%A	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.42%A	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.32%A	1.34%	1.39%	1.39%A
Net investment income	2.07%A	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions) .	$ 3	$ 3	$ 4	$ 2
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	099	.178	.159	.077
Net realized and unrealized gain (loss)	(.110)	(.176)	(.080)	.048
Total from investment operations	(.011)	.002	.079	.125
Distributions from net investment income	(.099)	(.179)	(.160)	(.070)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.099)	(.182)	(.179)	(.135)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	(.11)%	.02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%A	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.43%A	1.45%	1.51%	1.49%A
Net investment income	1.96%A	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate	29%A	27%	45%	34%
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Short Intermediate Municipal Income
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment
incomeD	.151	.284	.268	.283	.336	.396
Net realized and unre
alized gain (loss)	(.110)	(.177)	(.080)	.030	.317	.173
Total from investment
operations	.041	.107	.188	.313	.653	.569
Distributions from net
investment income	(.151)	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net
realized gain	—	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.151)	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added
to paid in capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnB,C	.40%	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsE
Expenses before
reductions	.49%A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee
waivers, if any	.49%A	.49%	.48%	.49%	.49%	.49%
Expenses net of all
reductions	.40%A	.42%	.47%	.47%	.45%	.41%
Net investment income	3.00%A	2.77%	2.57%	2.69%	3.23%	3.85%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,533	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	29%A	27%	45%	34%	38%	43%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	151	.283	.265	.125
Net realized and unrealized gain (loss)	(.110)	(.176)	(.088)	.059
Total from investment operations	041	.107	.177	.184
Distributions from net investment income .	(.151)	(.284)	(.268)	(.119)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.151)	(.287)	(.287)	(.184)
Redemption fees added to paid
in capitalD,G	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	40%	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	49%A	.49%	.49%	.48%A
Expenses net of fee waivers, if any	49%A	.49%	.49%	.48%A
Expenses net of all reductions	39%A	.42%	.48%	.47%A
Net investment income	3.00%A	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,405	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,390
Unrealized depreciation	(27,193)
Net unrealized appreciation (depreciation)	$ (24,803)
Cost for federal income tax purposes	$ 1,541,202

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $234,664 and $417,369, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

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4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 9	$ —
Class T	0%	.25%	18	—
Class B	.65%	.25%	15	11
Class C	.75%	.25%	44	11
			$ 86	$ 22

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 1
Class T	1
Class B*	2
Class C*	3
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$ 5	.09*
Class T	7	.09*
Class B	2	.10*
Class C	5	.11*
Short Intermediate Municipal Income	693	.09*
Institutional Class	1	.08*

	$ 713

* Annualized

Citibank also has a sub arrangement with FSC to maintain the Fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody and accounting expenses

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44

6. Expense Reductions - continued

by $13 and $165, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 5
Class T	6
Class B	1
Class C	3
Short Intermediate Municipal Income	616
Institutional Class	1
$ 632

7. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Six months ended	Year ended
		June 30, 2006	December 31, 2005
From net investment income
Class A		$ 165	$ 313
Class T		200	465
Class B		34	68
Class C		86	195
Short Intermediate Municipal Income		24,187	50,256
Institutional Class		48	44
Total		$ 24,720	$ 51,341
From net realized gain
Class A		$ —	$ 4
Class T		—	6
Class B		—	1
Class C		—	3
Short Intermediate Municipal Income		—	534
Institutional Class		—	1
Total		$ —	$ 549

	45		Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005
Class A
Shares sold	122	684	$ 1,238	$ 6,996
Reinvestment of
distributions	13	23	128	238
Shares redeemed	(413)	(498)	(4,210)	(5,104)
Net increase (decrease)	(278)	209	$ (2,844)	$ 2,130
Class T
Shares sold	181	517	$ 1,849	$ 5,299
Reinvestment of
distributions	16	34	161	351
Shares redeemed	(208)	(1,028)	(2,115)	(10,531)
Net increase (decrease)	(11)	(477)	$ (105)	$ (4,881)
Class B
Shares sold	15	65	$ 146	$ 661
Reinvestment of
distributions	2	4	24	44
Shares redeemed	(63)	(100)	(639)	(1,025)
Net increase (decrease)	(46)	(31)	$ (469)	$ (320)
Class C
Shares sold	77	438	$ 786	$ 4,492
Reinvestment of
distributions	5	11	50	116
Shares redeemed	(374)	(541)	(3,803)	(5,552)
Net increase (decrease)	(292)	(92)	$ (2,967)	$ (944)
Short Intermediate
Municipal Income
Shares sold	22,395	46,854	$ 227,580	$ 481,284
Reinvestment of
distributions	1,708	3,476	17,330	35,648
Shares redeemed	(35,371)	(64,556)	(359,005)	(661,741)
Net increase (decrease)	(11,268)	(14,226)	$ (114,095)	$ (144,809)
Institutional Class
Shares sold	165	194	$ 1,683	$ 1,994
Reinvestment of
distributions	3	2	26	18
Shares redeemed	(88)	(60)	(895)	(615)
Net increase (decrease)	80	136	$ 814	$ 1,397

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46

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (togeth er, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the man agement of the Fidelity funds, whether the Fidelity funds (including the fund) have

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48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be

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Board Approval of Investment Advisory Contracts and Management Fees continued

received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

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50

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) volunta rily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class available to shareholders with higher account balances; (iv) contractu ally agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Short Intermediate Municipal Income (retail class), the cumulative total returns of a broad based securities market index (“benchmark”), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Short Intermediate Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percen tile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Fidelity Short Intermediate Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for

Semiannual Report

52

comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board

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Board Approval of Investment Advisory Contracts and Management Fees continued

concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class C ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple struc tures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity.

Semiannual Report

54

The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

Semiannual Report

56

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

57 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 58

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

59 Semiannual Report

59

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 60

61 Semiannual Report

Semiannual Report

62

63 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

STM-USAN-0806 1.787790.103

Fidelity Advisor Short-Intermediate Municipal Income Fund - Class A, Class T, Class B and Class C

Semiannual Report June 30, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® Short Intermediate Municipal Income Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Proxy Voting Results	47
Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,003.20	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,002.70	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 999.40	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 998.90	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short Intermediate Municipal
Income
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.42%
Class C	1.53%
Short Intermediate Municipal Income	.49%
Institutional Class	.49%

5 Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.0	14.7
New York	13.0	11.8
Illinois	11.0	9.4
New Jersey	6.1	6.9
California	5.4	7.6
Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	43.8	49.1
Escrowed/Pre Refunded	12.2	8.2
Electric Utilities	9.4	13.8
Transportation	6.9	6.7
Health Care	6.6	6.5
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	3.6	3.5

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 95.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 3.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$ 1,100	$ 1,118
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0%
8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	10,000	9,203
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,499
5% 11/15/11	1,000	1,026
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,775
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,960
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,190
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,220
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (e)	5,010	5,281
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	13,972
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e) .	3,900	4,183
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,060	2,158
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,501
		51,086

Alaska – 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,465
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,684
North Slope Borough Gen. Oblig. Series B, 0%
6/30/08 (MBIA Insured)	4,240	3,923
		10,072

Arizona – 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA
Insured)	9,025	9,513
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,152
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,220
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,543

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Pinal County Indl. Dev. Auth. Correctional Facilities
Contract Rev. (Florence West Prison Expansion, LLC
Proj.) Series A, 4.5% 10/1/08 (American Cap.
Access Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
		24,656

Arkansas – 0.1%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	1,000
California – 5.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,370
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,568
Series A:
5.25% 1/1/11	6,500	6,839
5.25% 7/1/13 (MBIA Insured)	2,900	3,112
California Gen. Oblig.:
5% 2/1/09	1,640	1,683
5% 2/1/10	2,000	2,068
5% 2/1/11	2,525	2,627
5.125% 9/1/12	1,000	1,043
5.25% 2/1/11	5,775	6,069
5.5% 3/1/11 (FGIC Insured)	3,210	3,419
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,747
5.75% 10/1/08	1,085	1,128
6.4% 9/1/08	3,075	3,231
6.5% 9/1/10	1,760	1,925
8% 11/1/07 (FGIC Insured)	4,670	4,828
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,034
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,094
(Coalinga State Hosp. Proj.) Series 2004 A, 5%
6/1/08	6,000	6,113
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,360
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,400	1,391
Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured)	$ 1,975	$ 2,004
5% 9/1/08 (AMBAC Insured)	2,080	2,132
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,860
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (g)	8,955	9,019
		85,563

Colorado – 0.5%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08
(XL Cap. Assurance, Inc. Insured) (d)	5,000	5,101
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/07
(Escrowed to Maturity) (e)	3,200	3,057
		8,158

Connecticut – 0.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (e)	5,000	5,269
Series 2002 C, 5% 12/15/08	1,930	1,981
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,277
4.5% 7/1/08 (MBIA Insured)	1,045	1,057
5% 7/1/09 (MBIA Insured)	1,000	1,028
		10,612

District Of Columbia – 0.8%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08
(AMBAC Insured)	935	953
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,036
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,648
Metropolitan Washington Arpt. Auth. Sys. Rev. Series D,
4% 10/1/07 (FSA Insured) (d)	1,000	1,000
		12,409

Florida – 5.2%
Brevard County School Board Ctfs. of Prtn. Series A,
5.5% 7/1/09 (AMBAC Insured)	2,775	2,893

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	$ 1,000	$ 1,001
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,141
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,030
Series B, 5% 11/15/08	800	816
3.95%, tender 9/1/12 (c)	7,550	7,400
5%, tender 11/16/09 (c)	4,700	4,815
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,953
4.25%, tender 8/1/07 (c)(d)	6,000	5,990
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09
(MBIA Insured) (d)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,139
Miami-Dade County Cap. Asset Acquisition Fixed Rate
Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC
Insured)	2,825	2,880
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (c)	1,500	1,556
Orange County School Board Ctfs. of Prtn. Series A,
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,815	3,914
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,231
Palm Beach County School Board Ctfs. of Prtn. Series A,
6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (e)	7,000	7,591
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,440
5.5% 12/1/11 (FGIC Insured)	3,470	3,726
Seminole County School Board Ctfs. of Prtn. Series A,
4.5% 7/1/08 (MBIA Insured)	1,250	1,264
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (c)	2,000	1,945
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	966
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,659
		82,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,546
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,286
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,802
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,115
		9,749

Hawaii – 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (d)	3,850	4,379
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,248
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (e)	170	182
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	30,172
		37,981

Illinois – 10.3%
Chicago Gen. Oblig. Series A, 5.25% 1/1/12
(FSA Insured)	1,000	1,059
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,264
5% 1/1/11 (AMBAC Insured)	3,625	3,763
Chicago O’Hare Int’l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,184
5.5% 1/1/08 (AMBAC Insured)	5,000	5,093
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,214
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	5,982
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,616
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,198
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,084
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed.
Transit Administration Section 5307 Formula Funds
Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,004
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,085

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	$ 8,000	$ 8,188
DuPage Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,613
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,176
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,004
5% 1/1/09	1,805	1,843
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (c)	6,100	5,957
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	1,998
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (c)	12,800	12,527
(Field Museum of Natural History Proj.) 4.05%, tender
11/1/11 (c)	3,250	3,219
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,039
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (e)	2,640	2,809
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,895	3,845
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,117
5% 10/1/07	1,225	1,236
5% 10/1/08	1,000	1,020
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,557
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,059
5.375% 7/1/11 (MBIA Insured)	6,745	7,170
5.5% 8/1/10	1,415	1,495
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,552
Series A, 5% 10/1/09	2,600	2,683
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e) .	1,000	1,063
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,658
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12 (FSA
Insured)	2,270	2,430
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (e)	1,600	1,740
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (e)	5,000	5,374
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,461
Rosemont Gen. Oblig.:
Series 3:
0% 12/1/07 (Escrowed to Maturity) (e)	2,375	2,251
0% 12/1/07 (FGIC Insured)	625	592
Series A, 0% 12/1/11 (FGIC Insured)	3,695	2,949
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,072
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5%
8/15/11 (AMBAC Insured)	1,360	1,418
Will County School District #122 Series B, 0% 11/1/08
(FSA Insured)	1,280	1,165
		162,040

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA
Insured)	1,000	1,041
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,910
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,017
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,810
5.25% 7/10/11 (FSA Insured)	2,295	2,425
5.25% 1/10/12 (FSA Insured)	1,355	1,436
5% 1/15/10 (FSA Insured)	1,835	1,898
5% 1/15/11 (FSA Insured)	1,910	1,989
5% 1/15/12 (FSA Insured)	1,990	2,085
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	1,985
Indiana Health Facility Fing. Auth. Rev. (Ascension Health
Cr. Group Prog.) Series 2002 F, 5.5% 11/15/06	1,000	1,006

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09
(AMBAC Insured)	$ 3,875	$ 3,420
Indianapolis Local Pub. Impt. Bond Bank
(Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08
(MBIA Insured) (d)	1,550	1,571
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,448
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,047
5.25% 7/15/11 (MBIA Insured)	1,020	1,073
5.25% 1/15/12 (MBIA Insured)	1,045	1,102
5.25% 7/15/12 (MBIA Insured)	1,075	1,139
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,717
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,814
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,687
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,041
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%,
tender 7/15/11 (AMBAC Insured) (b)(c)	1,600	1,608
4.9%, tender 6/1/07 (c)	4,000	4,015
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c) .	10,000	9,787
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,186
5.25% 1/15/12 (MBIA Insured)	1,150	1,216
		58,675

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,420
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	709
		3,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (d)	$ 1,185	$ 1,211
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09
(AMBAC Insured)	2,000	1,805
		3,016

Louisiana – 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev.
(LOOP LLC Proj.) Series 2003 D, 4%, tender
9/1/08 (c)	2,700	2,695
		3,741

Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
Massachusetts 3.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,403
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,201
5.875% 8/1/08	1,630	1,675
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,193
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (e)	2,775	2,875
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (e)	2,570	2,716
Series 2000 A, 6% 2/1/10	2,500	2,671
Series 2001 A, 5.5% 1/1/11	5,000	5,307
Series 2003 A, 5.375% 8/1/08	5,165	5,317
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,200
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (e)	2,055	2,094
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,495	2,659
5.5% 11/1/10 (FSA Insured)	10,000	10,626
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,768

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (d)	$ 1,000	$ 1,043
Massachusetts Wtr. Resources Auth. Series A, 5.75%
8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	5,000	5,376
		58,124

Michigan – 3.1%
Chippewa Valley Schools 5% 5/1/08	1,260	1,285
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,280
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,414
5% 4/1/08 (MBIA Insured)	14,545	14,823
5% 4/1/09 (MBIA Insured)	10,620	10,900
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26
(Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,126
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,132
Hazel Park School District 5% 5/1/08	1,275	1,300
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre Refunded to 5/1/07 @ 39.31) (e)	8,000	3,046
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,272
		48,623

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,228
5.25% 12/1/10	500	518
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	625	622
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	981
		3,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	$ 1,100	$ 1,087
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (d)	1,190	1,215
		2,302

Missouri – 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.)
5% 4/1/11	1,430	1,465
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,930
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,037
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan
Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,140
		6,572

Montana 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.)
Series A, 5.2%, tender 5/1/09 (c)	4,000	4,090
Nevada 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (d)	800	800
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,253
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,260
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,849
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,373
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (e)	1,600	1,705
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,115
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,303
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,338
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,121
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	715
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,500
		38,095

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
New Hampshire – 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)		$ 2,500	$ 2,435
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (b)		1,500	1,512
			3,947

New Jersey – 6.1%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09		1,250	1,273
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)		920	934
5% 1/1/09 (AMBAC Insured)		1,000	1,024
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	.	1,225	1,275
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)		4,000	4,283
6.375% 11/1/11 (MBIA Insured)		7,470	8,308
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07		7,500	7,570
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (e)	.	3,215	3,406
6% 1/1/11 (MBIA Insured)		17,180	18,607
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)		4,550	4,779
6.5% 6/15/11 (MBIA Insured)		5,000	5,548
Series C, 5.5% 12/15/10 (FSA Insured)		25,000	26,512
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)		1,000	1,025
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)		7,000	7,417
Tobacco Settlement Fing. Corp. 4.375% 6/1/19		4,065	4,058
			96,019

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09		5,170	5,313
New York – 13.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10		1,200	1,237
5% 1/1/12		1,175	1,221
Metropolitan Trans. Auth. Commuter Facilities Rev.
Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	.	3,635	3,788
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$ 2,000	$ 2,078
5% 11/15/11	2,750	2,865
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	800	834
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,667
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,432
Series 2000 A, 6.5% 5/15/11	1,985	2,168
Series 2002 G, 5.5% 8/1/10	2,720	2,865
Series 2003 F, 5.5% 12/15/11	4,305	4,581
Series 2004 G, 5% 8/1/09	8,000	8,226
Series 2005 C, 5% 8/1/12	19,770	20,641
Series 2005 D, 5% 8/1/12	4,925	5,142
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,478
Series 2005 K:
5% 8/1/11	7,120	7,404
5% 8/1/12	4,360	4,552
Series 2005 O, 5% 6/1/12	7,500	7,822
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,084
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Subseries 2005 F1, 5% 9/1/15	3,560	3,722
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,700	1,706
New York Counties Tobacco Trust I Series B, 6.5%
6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,492
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,043
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,073
Series C, 7.5% 7/1/10	3,100	3,307
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,688
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,214
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08	1,500	1,517
5% 2/1/09	2,035	2,093
Series B, 5.25% 2/1/29 (a)	2,700	2,829
Series E, 4.5% 2/1/07	245	246

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	$ 3,800	$ 3,896
Series A1:
5% 6/1/10	1,875	1,934
5.25% 6/1/12	5,000	5,006
5.25% 6/1/13	17,500	17,932
5.5% 6/1/14	2,700	2,805
Series C1:
5.5% 6/1/15	700	734
5.5% 6/1/17	3,400	3,589
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,015	7,450
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	1,200	1,281
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	2,490	2,658
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (e)	2,280	2,434
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (e)	2,310	2,466
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @
101) (e)	11,270	12,112
		204,747

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,227
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,587
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	4,100	4,564
		9,378

North Carolina – 1.5%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	4,955
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	628
Series A, 5.5% 1/1/10	3,000	3,121
Series B, 7.25% 1/1/07	9,375	9,517
Series C, 5% 1/1/08	1,190	1,205
Series D, 5.375% 1/1/10	3,715	3,850
		23,276

Ohio – 1.6%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	$ 2,250	$ 1,954
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,971
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,431
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%,
tender 7/1/06 (c)	1,000	1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,987
Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,069
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09
(FGIC Insured)	2,000	2,089
		24,883

Oklahoma – 0.1%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (e)	1,000	793
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,257
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,027
5% 5/1/11 (FSA Insured)	1,000	1,039
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,021
		4,344

Pennsylvania – 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,384
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B, 5.5% 6/15/07	2,000	2,030
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (c)	4,500	4,438
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,630
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (c)(d)	10,000	9,672
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	2,100	2,082

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A:
4% 8/15/06	$ 1,405	$ 1,405
5% 8/15/07	1,735	1,757
5% 8/15/08	2,000	2,041
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,824
Series B, 5.25% 9/1/08	5,860	6,025
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,885
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,561
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,102
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,588
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,551
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,251
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured)	1,600	1,641
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,828
		60,695

Puerto Rico 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel
Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,056
Puerto Rico Govt. Dev. Bank 5% 12/1/10	8,000	8,216
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (c)	1,000	1,001
		11,273

Rhode Island – 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	998
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,344
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,211
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance,
Inc. Insured)	1,700	1,731
		5,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – 1.5%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,676
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,001
5% 8/15/07	1,700	1,717
5% 8/15/08	1,690	1,711
Greenville County Pub. Facilities Corp. Ctfs. of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,504
Greenville County School District Installment Purp. Rev.
5% 12/1/10	1,455	1,508
Lexington One School Facilities Corp. Rev. (Lexington
County School District No. 1 Proj.) 5% 12/1/09	550	565
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,441
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,882
5% 1/1/09 (FSA Insured)	1,945	1,997
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,175
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,029
		24,309

Tennessee – 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5%
12/15/09	7,500	7,712
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,174
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,075
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,642
4.5% 9/1/09 (MBIA Insured)	1,685	1,714
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	3,950
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (d)	1,675	1,675
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,200	1,244
		22,186

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas 14.0%
Alief Independent School District Series 2004 B, 5%
2/15/10	$ 1,500	$ 1,554
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,468
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,420
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (b)	3,295	3,339
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,696
5% 6/15/10 (FSA Insured)	1,000	1,037
Birdville Independent School District 5% 2/15/10	1,300	1,347
Brownsville Independent School District 5% 8/15/11	1,430	1,494
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,600
College Station Independent School District 5% 2/15/10	1,000	1,036
Conroe Independent School District Lot B, 0% 2/15/08 .	3,000	2,817
Corpus Christi Util. Sys. Rev. 5% 7/15/12 (FSA Insured)	1,000	1,049
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,595
5% 2/15/08	2,000	2,035
Dallas Independent School District Series 2005, 5.25%
8/15/08	2,000	2,057
Del Valle Independent School District 5.5% 2/1/09	1,205	1,252
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured) .	3,065	3,207
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured) .	2,770	2,820
Fort Bend Independent School District 5%, tender
8/15/09 (c)	5,000	5,139
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10
(FSA Insured)	1,710	1,772
Garland Independent School District 0% 2/15/07	1,610	1,573
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)	4,400	4,216
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09	3,710	3,836
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,192
5.25% 4/15/12 (FSA Insured)	2,000	2,120
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,965
5.25% 11/15/11 (FSA Insured)	4,430	4,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 5.25%
2/15/12	$ 2,000	$ 2,121
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,713
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e) .	5,000	5,254
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA
Insured)	2,465	2,571
5% 2/15/09 (MBIA Insured)	1,615	1,659
5% 2/15/10 (MBIA Insured)	1,845	1,911
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc.
Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to
7/1/09 @ 102) (e)	4,800	5,236
Magnolia Independent School District 8% 8/15/11
(FGIC Insured)	1,210	1,427
Mesquite Independent School District 3.65%, tender
12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,500	2,500
New Braunfels Independent School District 0% 2/1/07 .	2,000	1,956
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (e)	3,600	3,961
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)	2,000	2,051
5%, tender 7/1/08 (c)(e)	45	46
5%, tender 7/1/08 (FSA Insured) (c)	2,605	2,657
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,744
Rockwall Independent School District:
5% 2/15/08	3,825	3,892
5% 2/15/09	4,690	4,819
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,046
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev.
5% 4/1/10 (FSA Insured)	1,630	1,688
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (e)	5,000	5,295
Series B, 0% 2/1/09 (Escrowed to Maturity) (e)	2,500	2,253
3.55%, tender 12/1/07 (c)	6,700	6,666
5.25% 2/1/08	1,000	1,021
San Antonio Independent School District 7% 8/15/08	5,000	5,312
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,637

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	$ 1,020	$ 1,058
Socorro Independent School District 5% 8/15/09	2,070	2,137
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	2,949
Spring Independent School District 5% 2/15/08	1,875	1,908
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,048
Series 1992 A, 8% 10/1/07	10,000	10,502
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,242
Series C:
0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,897
0% 4/1/09 (Escrowed to Maturity) (e)	2,320	2,077
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Proj.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,302
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,379
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,220
5% 7/1/07	1,000	1,006
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,166
Series B:
5% 8/15/09	11,255	11,610
5.25% 8/15/11	5,025	5,312
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,191
Wichita Falls Independent School District 0% 2/1/10	2,325	2,003
		219,429

Utah 0.7%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,886
0% 10/1/13 (AMBAC Insured)	3,760	2,719
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,777
		10,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	$ 1,600	$ 1,588
Washington 1.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,243
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,645
5% 1/1/11 (MBIA Insured)	1,680	1,748
5.25% 1/1/11 (FSA Insured)	1,935	2,033
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,816
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,232
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (d)	3,640	3,915
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.) 4.5% 12/1/09
(FGIC Insured)	1,000	1,015
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,076
5% 6/1/10 (FSA Insured)	1,000	1,037
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,055
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,047
5.5% 7/1/11	3,500	3,682
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,104
		25,648

Wisconsin – 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,788
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured)	2,500	2,596
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (c)	15,000	15,010
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	888
Series B, 6.25% 2/15/10	1,015	1,076

See accompanying notes which are an integral part of the financial statements.

27		Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$ 1,000	$ 1,020
5% 8/15/10	1,870	1,907
		25,285

TOTAL MUNICIPAL BONDS
(Cost $1,531,204)		1,506,399

Municipal Notes 0.7%

Illinois – 0.7%
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series DB
189, 4% (Liquidity Facility Deutsche Bank AG) (c)(f)
(Cost $9,998)	10,000	10,000

TOTAL INVESTMENT PORTFOLIO – 96.5%
(Cost $1,541,202)		1,516,399

NET OTHER ASSETS – 3.5%		55,766
NET ASSETS 100%		$ 1,572,165

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,019,000
or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 8,955

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	43.8%
Escrowed/Pre Refunded	12.2%
Electric Utilities	9.4%
Transportation	6.9%
Health Care	6.6%
Special Tax	5.1%
Education	5.1%
Others* (individually less than 5%)	10.9%
100.0%

* Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,541,202)		$ 1,516,399
Cash		2,390
Receivable for investments sold		39,832
Receivable for fund shares sold		1,213
Interest receivable		21,765
Prepaid expenses		4
Other receivables		287
Total assets		1,581,890

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 6,468
Payable for fund shares redeemed	1,410
Distributions payable	1,008
Accrued management fee	487
Distribution fees payable	13
Other affiliated payables	290
Other payables and accrued expenses	49
Total liabilities		9,725

Net Assets		$ 1,572,165
Net Assets consist of:
Paid in capital		$ 1,601,433
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on
investments		(4,461)
Net unrealized appreciation (depreciation) on
investments		(24,803)
Net Assets		$ 1,572,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,433 ÷ 1,131.7 shares)	$ 10.10

Maximum offering price per share (100/96.25 of $10.10)	$ 10.49
Class T:
Net Asset Value and redemption price per share
($14,609 ÷ 1,448.4 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Class B:
Net Asset Value and offering price per share
($2,938 ÷ 291.0 shares)A	$ 10.10

Class C:
Net Asset Value and offering price per share
($7,181 ÷ 711.9 shares)A	$ 10.09

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,532,599 ÷ 151,921.4 shares)	$ 10.09

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,405 ÷ 337.4 shares)	$ 10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 28,079

Expenses
Management fee	$ 3,091
Transfer agent fees	713
Distribution fees	86
Accounting fees and expenses	165
Independent trustees’ compensation	3
Custodian fees and expenses	13
Registration fees	62
Audit	28
Legal	1
Miscellaneous	8
Total expenses before reductions	4,170
Expense reductions	(810)	3,360

Net investment income		24,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,621)
Change in net unrealized appreciation (depreciation) on
investment securities		(15,823)
Net gain (loss)		(18,444)
Net increase (decrease) in net assets resulting from
operations		$ 6,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,719	$ 51,345
Net realized gain (loss)	(2,621)	(1,840)
Change in net unrealized appreciation (depreciation) .	(15,823)	(29,976)
Net increase (decrease) in net assets resulting
from operations	6,275	19,529
Distributions to shareholders from net investment income .	(24,720)	(51,341)
Distributions to shareholders from net realized gain	—	(549)
Total distributions	(24,720)	(51,890)
Share transactions - net increase (decrease)	(119,666)	(147,427)
Redemption fees	6	25
Total increase (decrease) in net assets	(138,105)	(179,763)

Net Assets
Beginning of period	1,710,270	1,890,033
End of period (including distributions in excess of net
investment income of $4 and distributions in excess
of net investment income of $3, respectively)	$ 1,572,165	$ 1,710,270
See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.144	.268	.250	.115
Net realized and unrealized gain (loss)	(.111)	(.177)	(.090)	.071
Total from investment operations	033	.091	.160	.186
Distributions from net investment income .	(.143)	(.268)	(.251)	(.111)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.143)	(.271)	(.270)	(.176)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	.32%	.89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.55%A	.58%	.64%	.64%A
Net investment income	2.84%A	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions) .	$ 11	$ 14	$ 12	$ 9
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.138	.257	.238	.110
Net realized and unrealized gain (loss)	(.110)	(.167)	(.089)	.050
Total from investment operations	028	.090	.149	.160
Distributions from net investment income .	(.138)	(.257)	(.240)	(.105)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.138)	(.260)	(.259)	(.170)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	.27%	.88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	.75%A	.76%	.76%	.77%A
Expenses net of fee waivers, if any	.75%A	.76%	.76%	.77%A
Expenses net of all reductions	.66%A	.69%	.75%	.76%A
Net investment income	2.73%A	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions) .	$ 15	$ 15	$ 20	$ 12
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.105	.190	.172	.081
Net realized and unrealized gain (loss)	(.111)	(.177)	(.080)	.059
Total from investment operations	(.006)	.013	.092	.140
Distributions from net investment income .	(.104)	(.190)	(.173)	(.075)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.104)	(.193)	(.192)	(.140)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	(.06)%	.13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%A	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.42%A	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.32%A	1.34%	1.39%	1.39%A
Net investment income	2.07%A	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions) .	$ 3	$ 3	$ 4	$ 2
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.099	.178	.159	.077
Net realized and unrealized gain (loss)	(.110)	(.176)	(.080)	.048
Total from investment operations	(.011)	.002	.079	.125
Distributions from net investment income	(.099)	(.179)	(.160)	(.070)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.099)	(.182)	(.179)	(.135)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	(.11)%	.02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%A	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.43%A	1.45%	1.51%	1.49%A
Net investment income	1.96%A	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Short Intermediate Municipal Income
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment
incomeD	.151	.284	.268	.283	.336	.396
Net realized and unre
alized gain (loss)	(.110)	(.177)	(.080)	.030	.317	.173
Total from investment
operations	.041	.107	.188	.313	.653	.569
Distributions from net
investment income	(.151)	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net
realized gain	—	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.151)	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added
to paid in capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnB,C	.40%	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsE
Expenses before
reductions	.49%A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee
waivers, if any	.49%A	.49%	.48%	.49%	.49%	.49%
Expenses net of all
reductions	.40%A	.42%	.47%	.47%	.45%	.41%
Net investment income	3.00%A	2.77%	2.57%	2.69%	3.23%	3.85%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,533	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	29%A	27%	45%	34%	38%	43%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	.151	.283	.265	.125
Net realized and unrealized gain (loss)	(.110)	(.176)	(.088)	.059
Total from investment operations	041	.107	.177	.184
Distributions from net investment income .	(.151)	(.284)	(.268)	(.119)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.151)	(.287)	(.287)	(.184)
Redemption fees added to paid
in capitalD,G	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	.40%	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	.49%A	.49%	.49%	.48%A
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.48%A
Expenses net of all reductions	.39%A	.42%	.48%	.47%A
Net investment income	3.00%A	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,405	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

40

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,390
Unrealized depreciation	(27,193)
Net unrealized appreciation (depreciation)	$ (24,803)
Cost for federal income tax purposes	$ 1,541,202

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $234,664 and $417,369, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment manage ment related services for which the Fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

Semiannual Report

42

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 9	$ —
Class T	0%	.25%	$ 18	—
Class B	.65%	.25%	$ 15	11
Class C	.75%	.25%	$ 44	11
			$ 86	$ 22

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial interme diaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 1
Class T	1
Class B*	2
Class C*	3
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$ 5	.09*
Class T	7	.09*
Class B	2	.10*
Class C	5	.11*
Short Intermediate Municipal Income	693	.09*
Institutional Class	1	.08*

	$ 713

* Annualized

Citibank also has a sub arrangement with FSC to maintain the Fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody and accounting expenses

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44

6. Expense Reductions - continued

by $13 and $165, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 5
Class T	6
Class B	1
Class C	3
Short Intermediate Municipal Income	616
Institutional Class	1
$ 632

7. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Six months ended	Year ended
		June 30, 2006	December 31, 2005
From net investment income
Class A		$ 165	$ 313
Class T		200	465
Class B		34	68
Class C		86	195
Short Intermediate Municipal Income		24,187	50,256
Institutional Class		48	44
Total		$ 24,720	$ 51,341
From net realized gain
Class A		$ —	$ 4
Class T		—	6
Class B		—	1
Class C		—	3
Short Intermediate Municipal Income		—	534
Institutional Class		—	1
Total		$ —	$ 549

	45		Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005
Class A
Shares sold	122	684	$ 1,238	$ 6,996
Reinvestment of
distributions	13	23	128	238
Shares redeemed	(413)	(498)	(4,210)	(5,104)
Net increase (decrease)	(278)	209	$ (2,844)	$ 2,130
Class T
Shares sold	181	517	$ 1,849	$ 5,299
Reinvestment of
distributions	16	34	161	351
Shares redeemed	(208)	(1,028)	(2,115)	(10,531)
Net increase (decrease)	(11)	(477)	$ (105)	$ (4,881)
Class B
Shares sold	15	65	$ 146	$ 661
Reinvestment of
distributions	2	4	24	44
Shares redeemed	(63)	(100)	(639)	(1,025)
Net increase (decrease)	(46)	(31)	$ (469)	$ (320)
Class C
Shares sold	77	438	$ 786	$ 4,492
Reinvestment of
distributions	5	11	50	116
Shares redeemed	(374)	(541)	(3,803)	(5,552)
Net increase (decrease)	(292)	(92)	$ (2,967)	$ (944)
Short Intermediate
Municipal Income
Shares sold	22,395	46,854	$ 227,580	$ 481,284
Reinvestment of
distributions	1,708	3,476	17,330	35,648
Shares redeemed	(35,371)	(64,556)	(359,005)	(661,741)
Net increase (decrease)	(11,268)	(14,226)	$ (114,095)	$ (144,809)
Institutional Class
Shares sold	165	194	$ 1,683	$ 1,994
Reinvestment of
distributions	3	2	26	18
Shares redeemed	(88)	(60)	(895)	(615)
Net increase (decrease)	80	136	$ 814	$ 1,397

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46

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (togeth er, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, consid ered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommen dations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

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50

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) volunta rily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class available to shareholders with higher account balances; (iv) contractu ally agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Short Intermediate Municipal Income (retail class), the cumulative total returns of a broad based securities market index (“benchmark”), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Short Intermediate Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percen tile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Fidelity Short Intermediate Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for

Semiannual Report

52

comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board

53 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class C ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple struc tures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity.

Semiannual Report

54

The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

Semiannual Report

56

57 Semiannual Report

Semiannual Report

58

59 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASTM-USAN-0806 1.803547.102

Fidelity Advisor Short-Intermediate Municipal Income Fund - Institutional Class

Semiannual Report June 30, 2006

Institutional Class is a class of Fidelity® Short Intermediate Municipal Income Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Proxy Voting Results	47
Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year’s mid point. Financial markets are always unpredictable. There are, however, a number of time tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2006
	January 1, 2006	June 30, 2006	to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,003.20	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,002.70	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 999.40	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 998.90	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short Intermediate Municipal
Income
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,004.00	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.42%
Class C	1.53%
Short Intermediate Municipal Income	.49%
Institutional Class	.49%

5 Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.0	14.7
New York	13.0	11.8
Illinois	11.0	9.4
New Jersey	6.1	6.9
California	5.4	7.6
Top Five Sectors as of June 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	43.8	49.1
Escrowed/Pre Refunded	12.2	8.2
Electric Utilities	9.4	13.8
Transportation	6.9	6.7
Health Care	6.6	6.5
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	3.6	3.5

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of June 30, 2006
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments June 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 95.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 3.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$ 1,100	$ 1,118
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0%
8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	10,000	9,203
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,499
5% 11/15/11	1,000	1,026
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,775
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,960
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,190
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,220
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (e)	5,010	5,281
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	13,972
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e) .	3,900	4,183
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,060	2,158
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,501
		51,086

Alaska – 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,465
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,684
North Slope Borough Gen. Oblig. Series B, 0%
6/30/08 (MBIA Insured)	4,240	3,923
		10,072

Arizona – 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA
Insured)	9,025	9,513
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,152
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,220
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,543

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Pinal County Indl. Dev. Auth. Correctional Facilities
Contract Rev. (Florence West Prison Expansion, LLC
Proj.) Series A, 4.5% 10/1/08 (American Cap.
Access Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
		24,656

Arkansas – 0.1%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	1,000
California – 5.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,370
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,568
Series A:
5.25% 1/1/11	6,500	6,839
5.25% 7/1/13 (MBIA Insured)	2,900	3,112
California Gen. Oblig.:
5% 2/1/09	1,640	1,683
5% 2/1/10	2,000	2,068
5% 2/1/11	2,525	2,627
5.125% 9/1/12	1,000	1,043
5.25% 2/1/11	5,775	6,069
5.5% 3/1/11 (FGIC Insured)	3,210	3,419
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,747
5.75% 10/1/08	1,085	1,128
6.4% 9/1/08	3,075	3,231
6.5% 9/1/10	1,760	1,925
8% 11/1/07 (FGIC Insured)	4,670	4,828
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,034
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,094
(Coalinga State Hosp. Proj.) Series 2004 A, 5%
6/1/08	6,000	6,113
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,360
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,400	1,391
Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured)	$ 1,975	$ 2,004
5% 9/1/08 (AMBAC Insured)	2,080	2,132
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,860
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (g)	8,955	9,019
		85,563

Colorado – 0.5%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08
(XL Cap. Assurance, Inc. Insured) (d)	5,000	5,101
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/07
(Escrowed to Maturity) (e)	3,200	3,057
		8,158

Connecticut – 0.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (e)	5,000	5,269
Series 2002 C, 5% 12/15/08	1,930	1,981
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,277
4.5% 7/1/08 (MBIA Insured)	1,045	1,057
5% 7/1/09 (MBIA Insured)	1,000	1,028
		10,612

District Of Columbia – 0.8%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08
(AMBAC Insured)	935	953
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,036
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,648
Metropolitan Washington Arpt. Auth. Sys. Rev. Series D,
4% 10/1/07 (FSA Insured) (d)	1,000	1,000
		12,409

Florida – 5.2%
Brevard County School Board Ctfs. of Prtn. Series A,
5.5% 7/1/09 (AMBAC Insured)	2,775	2,893

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	$ 1,000	$ 1,001
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,141
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,030
Series B, 5% 11/15/08	800	816
3.95%, tender 9/1/12 (c)	7,550	7,400
5%, tender 11/16/09 (c)	4,700	4,815
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,953
4.25%, tender 8/1/07 (c)(d)	6,000	5,990
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09
(MBIA Insured) (d)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,139
Miami-Dade County Cap. Asset Acquisition Fixed Rate
Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC
Insured)	2,825	2,880
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (c)	1,500	1,556
Orange County School Board Ctfs. of Prtn. Series A,
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,815	3,914
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,231
Palm Beach County School Board Ctfs. of Prtn. Series A,
6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (e)	7,000	7,591
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,440
5.5% 12/1/11 (FGIC Insured)	3,470	3,726
Seminole County School Board Ctfs. of Prtn. Series A,
4.5% 7/1/08 (MBIA Insured)	1,250	1,264
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (c)	2,000	1,945
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	966
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,659
		82,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,546
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,286
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,802
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,115
		9,749

Hawaii – 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (d)	3,850	4,379
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,248
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (e)	170	182
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	30,172
		37,981

Illinois – 10.3%
Chicago Gen. Oblig. Series A, 5.25% 1/1/12
(FSA Insured)	1,000	1,059
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,264
5% 1/1/11 (AMBAC Insured)	3,625	3,763
Chicago O’Hare Int’l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,184
5.5% 1/1/08 (AMBAC Insured)	5,000	5,093
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,214
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	5,982
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,616
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,198
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,084
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed.
Transit Administration Section 5307 Formula Funds
Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,004
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,085

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	$ 8,000	$ 8,188
DuPage Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,613
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,176
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,004
5% 1/1/09	1,805	1,843
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (c)	6,100	5,957
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	1,998
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (c)	12,800	12,527
(Field Museum of Natural History Proj.) 4.05%, tender
11/1/11 (c)	3,250	3,219
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,039
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (e)	2,640	2,809
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,895	3,845
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,117
5% 10/1/07	1,225	1,236
5% 10/1/08	1,000	1,020
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,557
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,059
5.375% 7/1/11 (MBIA Insured)	6,745	7,170
5.5% 8/1/10	1,415	1,495
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,552
Series A, 5% 10/1/09	2,600	2,683
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e) .	1,000	1,063
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,658
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12 (FSA
Insured)	2,270	2,430
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (e)	1,600	1,740
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (e)	5,000	5,374
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,461
Rosemont Gen. Oblig.:
Series 3:
0% 12/1/07 (Escrowed to Maturity) (e)	2,375	2,251
0% 12/1/07 (FGIC Insured)	625	592
Series A, 0% 12/1/11 (FGIC Insured)	3,695	2,949
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,072
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5%
8/15/11 (AMBAC Insured)	1,360	1,418
Will County School District #122 Series B, 0% 11/1/08
(FSA Insured)	1,280	1,165
		162,040

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA
Insured)	1,000	1,041
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,910
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,017
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,810
5.25% 7/10/11 (FSA Insured)	2,295	2,425
5.25% 1/10/12 (FSA Insured)	1,355	1,436
5% 1/15/10 (FSA Insured)	1,835	1,898
5% 1/15/11 (FSA Insured)	1,910	1,989
5% 1/15/12 (FSA Insured)	1,990	2,085
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	1,985
Indiana Health Facility Fing. Auth. Rev. (Ascension Health
Cr. Group Prog.) Series 2002 F, 5.5% 11/15/06	1,000	1,006

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09
(AMBAC Insured)	$ 3,875	$ 3,420
Indianapolis Local Pub. Impt. Bond Bank
(Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08
(MBIA Insured) (d)	1,550	1,571
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,448
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,047
5.25% 7/15/11 (MBIA Insured)	1,020	1,073
5.25% 1/15/12 (MBIA Insured)	1,045	1,102
5.25% 7/15/12 (MBIA Insured)	1,075	1,139
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,717
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,814
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,687
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,041
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%,
tender 7/15/11 (AMBAC Insured) (b)(c)	1,600	1,608
4.9%, tender 6/1/07 (c)	4,000	4,015
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c) .	10,000	9,787
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,186
5.25% 1/15/12 (MBIA Insured)	1,150	1,216
		58,675

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,420
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	709
		3,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (d)	$ 1,185	$ 1,211
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09
(AMBAC Insured)	2,000	1,805
		3,016

Louisiana – 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev.
(LOOP LLC Proj.) Series 2003 D, 4%, tender
9/1/08 (c)	2,700	2,695
		3,741

Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
Massachusetts 3.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,403
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,201
5.875% 8/1/08	1,630	1,675
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,193
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (e)	2,775	2,875
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (e)	2,570	2,716
Series 2000 A, 6% 2/1/10	2,500	2,671
Series 2001 A, 5.5% 1/1/11	5,000	5,307
Series 2003 A, 5.375% 8/1/08	5,165	5,317
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,200
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (e)	2,055	2,094
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,495	2,659
5.5% 11/1/10 (FSA Insured)	10,000	10,626
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,768

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (d)	$ 1,000	$ 1,043
Massachusetts Wtr. Resources Auth. Series A, 5.75%
8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	5,000	5,376
		58,124

Michigan – 3.1%
Chippewa Valley Schools 5% 5/1/08	1,260	1,285
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,280
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,414
5% 4/1/08 (MBIA Insured)	14,545	14,823
5% 4/1/09 (MBIA Insured)	10,620	10,900
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26
(Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,126
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,132
Hazel Park School District 5% 5/1/08	1,275	1,300
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre Refunded to 5/1/07 @ 39.31) (e)	8,000	3,046
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,272
		48,623

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,228
5.25% 12/1/10	500	518
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	625	622
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	981
		3,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	$ 1,100	$ 1,087
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (d)	1,190	1,215
		2,302

Missouri – 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.)
5% 4/1/11	1,430	1,465
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,930
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,037
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan
Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,140
		6,572

Montana 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.)
Series A, 5.2%, tender 5/1/09 (c)	4,000	4,090
Nevada 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (d)	800	800
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,253
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,260
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,849
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,373
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (e)	1,600	1,705
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,115
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,303
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,338
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,121
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	715
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,500
		38,095

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	$ 2,500	$ 2,435
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (b)	1,500	1,512
		3,947

New Jersey – 6.1%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,273
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	934
5% 1/1/09 (AMBAC Insured)	1,000	1,024
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,275
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,283
6.375% 11/1/11 (MBIA Insured)	7,470	8,308
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,570
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (e)	3,215	3,406
6% 1/1/11 (MBIA Insured)	17,180	18,607
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,779
6.5% 6/15/11 (MBIA Insured)	5,000	5,548
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,512
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	1,000	1,025
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,417
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,065	4,058
		96,019

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,313
New York – 13.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,237
5% 1/1/12	1,175	1,221
Metropolitan Trans. Auth. Commuter Facilities Rev.
Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,788
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$ 2,000	$ 2,078
5% 11/15/11	2,750	2,865
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	800	834
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,667
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,432
Series 2000 A, 6.5% 5/15/11	1,985	2,168
Series 2002 G, 5.5% 8/1/10	2,720	2,865
Series 2003 F, 5.5% 12/15/11	4,305	4,581
Series 2004 G, 5% 8/1/09	8,000	8,226
Series 2005 C, 5% 8/1/12	19,770	20,641
Series 2005 D, 5% 8/1/12	4,925	5,142
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,478
Series 2005 K:
5% 8/1/11	7,120	7,404
5% 8/1/12	4,360	4,552
Series 2005 O, 5% 6/1/12	7,500	7,822
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,084
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Subseries 2005 F1, 5% 9/1/15	3,560	3,722
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,700	1,706
New York Counties Tobacco Trust I Series B, 6.5%
6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,492
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,043
Series A:
5.75% 7/1/13	3,500	3,747
5.75% 7/1/13 (AMBAC Insured)	1,000	1,073
Series C, 7.5% 7/1/10	3,100	3,307
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,688
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,214
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08	1,500	1,517
5% 2/1/09	2,035	2,093
Series B, 5.25% 2/1/29 (a)	2,700	2,829
Series E, 4.5% 2/1/07	245	246

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	$ 3,800	$ 3,896
Series A1:
5% 6/1/10	1,875	1,934
5.25% 6/1/12	5,000	5,006
5.25% 6/1/13	17,500	17,932
5.5% 6/1/14	2,700	2,805
Series C1:
5.5% 6/1/15	700	734
5.5% 6/1/17	3,400	3,589
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,015	7,450
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	1,200	1,281
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	2,490	2,658
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (e)	2,280	2,434
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (e)	2,310	2,466
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @
101) (e)	11,270	12,112
		204,747

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,227
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,587
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	4,100	4,564
		9,378

North Carolina – 1.5%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	4,955
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	628
Series A, 5.5% 1/1/10	3,000	3,121
Series B, 7.25% 1/1/07	9,375	9,517
Series C, 5% 1/1/08	1,190	1,205
Series D, 5.375% 1/1/10	3,715	3,850
		23,276

Ohio – 1.6%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	$ 2,250	$ 1,954
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,971
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,431
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%,
tender 7/1/06 (c)	1,000	1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,987
Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,069
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09
(FGIC Insured)	2,000	2,089
		24,883

Oklahoma – 0.1%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (e)	1,000	793
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,257
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,027
5% 5/1/11 (FSA Insured)	1,000	1,039
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,021
		4,344

Pennsylvania – 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,384
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B, 5.5% 6/15/07	2,000	2,030
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (c)	4,500	4,438
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,630
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (c)(d)	10,000	9,672
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	2,100	2,082

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A:
4% 8/15/06	$ 1,405	$ 1,405
5% 8/15/07	1,735	1,757
5% 8/15/08	2,000	2,041
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,824
Series B, 5.25% 9/1/08	5,860	6,025
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,885
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,561
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,102
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,588
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,551
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,251
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured)	1,600	1,641
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,828
		60,695

Puerto Rico 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel
Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,056
Puerto Rico Govt. Dev. Bank 5% 12/1/10	8,000	8,216
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (c)	1,000	1,001
		11,273

Rhode Island – 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	998
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,344
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,211
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance,
Inc. Insured)	1,700	1,731
		5,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – 1.5%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,676
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,001
5% 8/15/07	1,700	1,717
5% 8/15/08	1,690	1,711
Greenville County Pub. Facilities Corp. Ctfs. of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,504
Greenville County School District Installment Purp. Rev.
5% 12/1/10	1,455	1,508
Lexington One School Facilities Corp. Rev. (Lexington
County School District No. 1 Proj.) 5% 12/1/09	550	565
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,441
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,882
5% 1/1/09 (FSA Insured)	1,945	1,997
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,175
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,029
		24,309

Tennessee – 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5%
12/15/09	7,500	7,712
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,174
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,075
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,642
4.5% 9/1/09 (MBIA Insured)	1,685	1,714
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	3,950
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (d)	1,675	1,675
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,200	1,244
		22,186

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas 14.0%
Alief Independent School District Series 2004 B, 5%
2/15/10	$ 1,500	$ 1,554
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,468
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,420
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (b)	3,295	3,339
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,696
5% 6/15/10 (FSA Insured)	1,000	1,037
Birdville Independent School District 5% 2/15/10	1,300	1,347
Brownsville Independent School District 5% 8/15/11	1,430	1,494
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,600
College Station Independent School District 5% 2/15/10	1,000	1,036
Conroe Independent School District Lot B, 0% 2/15/08 .	3,000	2,817
Corpus Christi Util. Sys. Rev. 5% 7/15/12 (FSA Insured)	1,000	1,049
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,595
5% 2/15/08	2,000	2,035
Dallas Independent School District Series 2005, 5.25%
8/15/08	2,000	2,057
Del Valle Independent School District 5.5% 2/1/09	1,205	1,252
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured) .	3,065	3,207
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured) .	2,770	2,820
Fort Bend Independent School District 5%, tender
8/15/09 (c)	5,000	5,139
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10
(FSA Insured)	1,710	1,772
Garland Independent School District 0% 2/15/07	1,610	1,573
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)	4,400	4,216
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09	3,710	3,836
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,192
5.25% 4/15/12 (FSA Insured)	2,000	2,120
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,965
5.25% 11/15/11 (FSA Insured)	4,430	4,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 5.25%
2/15/12	$ 2,000	$ 2,121
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,713
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e) .	5,000	5,254
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA
Insured)	2,465	2,571
5% 2/15/09 (MBIA Insured)	1,615	1,659
5% 2/15/10 (MBIA Insured)	1,845	1,911
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc.
Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to
7/1/09 @ 102) (e)	4,800	5,236
Magnolia Independent School District 8% 8/15/11
(FGIC Insured)	1,210	1,427
Mesquite Independent School District 3.65%, tender
12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,500	2,500
New Braunfels Independent School District 0% 2/1/07 .	2,000	1,956
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (e)	3,600	3,961
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)	2,000	2,051
5%, tender 7/1/08 (c)(e)	45	46
5%, tender 7/1/08 (FSA Insured) (c)	2,605	2,657
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,744
Rockwall Independent School District:
5% 2/15/08	3,825	3,892
5% 2/15/09	4,690	4,819
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,046
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev.
5% 4/1/10 (FSA Insured)	1,630	1,688
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (e)	5,000	5,295
Series B, 0% 2/1/09 (Escrowed to Maturity) (e)	2,500	2,253
3.55%, tender 12/1/07 (c)	6,700	6,666
5.25% 2/1/08	1,000	1,021
San Antonio Independent School District 7% 8/15/08	5,000	5,312
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,637

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	$ 1,020	$ 1,058
Socorro Independent School District 5% 8/15/09	2,070	2,137
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	2,949
Spring Independent School District 5% 2/15/08	1,875	1,908
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,048
Series 1992 A, 8% 10/1/07	10,000	10,502
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,242
Series C:
0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,897
0% 4/1/09 (Escrowed to Maturity) (e)	2,320	2,077
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Proj.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,302
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,379
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,220
5% 7/1/07	1,000	1,006
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,166
Series B:
5% 8/15/09	11,255	11,610
5.25% 8/15/11	5,025	5,312
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,191
Wichita Falls Independent School District 0% 2/1/10	2,325	2,003
		219,429

Utah 0.7%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,886
0% 10/1/13 (AMBAC Insured)	3,760	2,719
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,777
		10,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	$ 1,600	$ 1,588
Washington 1.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,243
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,645
5% 1/1/11 (MBIA Insured)	1,680	1,748
5.25% 1/1/11 (FSA Insured)	1,935	2,033
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,816
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,232
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (d)	3,640	3,915
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.) 4.5% 12/1/09
(FGIC Insured)	1,000	1,015
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,076
5% 6/1/10 (FSA Insured)	1,000	1,037
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,055
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,047
5.5% 7/1/11	3,500	3,682
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,104
		25,648

Wisconsin – 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,788
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured)	2,500	2,596
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (c)	15,000	15,010
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	888
Series B, 6.25% 2/15/10	1,015	1,076

See accompanying notes which are an integral part of the financial statements.

27		Semiannual Report
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$ 1,000	$ 1,020
5% 8/15/10	1,870	1,907
		25,285

TOTAL MUNICIPAL BONDS
(Cost $1,531,204)		1,506,399

Municipal Notes 0.7%

Illinois – 0.7%
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series DB
189, 4% (Liquidity Facility Deutsche Bank AG) (c)(f)
(Cost $9,998)	10,000	10,000

TOTAL INVESTMENT PORTFOLIO – 96.5%
(Cost $1,541,202)		1,516,399

NET OTHER ASSETS – 3.5%		55,766
NET ASSETS 100%		$ 1,572,165

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,019,000
or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 8,955

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	43.8%
Escrowed/Pre Refunded	12.2%
Electric Utilities	9.4%
Transportation	6.9%
Health Care	6.6%
Special Tax	5.1%
Education	5.1%
Others* (individually less than 5%)	10.9%
100.0%

* Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,541,202)		$ 1,516,399
Cash		2,390
Receivable for investments sold		39,832
Receivable for fund shares sold		1,213
Interest receivable		21,765
Prepaid expenses		4
Other receivables		287
Total assets		1,581,890

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 6,468
Payable for fund shares redeemed	1,410
Distributions payable	1,008
Accrued management fee	487
Distribution fees payable	13
Other affiliated payables	290
Other payables and accrued expenses	49
Total liabilities		9,725

Net Assets	$	$ 1,572,165
Net Assets consist of:
Paid in capital		$ 1,601,433
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on
investments		(4,461)
Net unrealized appreciation (depreciation) on
investments		(24,803)
Net Assets		$ 1,572,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,433 ÷ 1,131.7 shares)	$ 10.10

Maximum offering price per share (100/96.25 of $10.10)	$ 10.49
Class T:
Net Asset Value and redemption price per share
($14,609 ÷ 1,448.4 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Class B:
Net Asset Value and offering price per share
($2,938 ÷ 291.0 shares)A	$ 10.10

Class C:
Net Asset Value and offering price per share
($7,181 ÷ 711.9 shares)A	$ 10.09

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,532,599 ÷ 151,921.4 shares)	$ 10.09

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,405 ÷ 337.4 shares)	$ 10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 28,079

Expenses
Management fee	$ 3,091
Transfer agent fees	713
Distribution fees	86
Accounting fees and expenses	165
Independent trustees’ compensation	3
Custodian fees and expenses	13
Registration fees	62
Audit	28
Legal	1
Miscellaneous	8
Total expenses before reductions	4,170
Expense reductions	(810)	3,360

Net investment income		24,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,621)
Change in net unrealized appreciation (depreciation) on
investment securities		(15,823)
Net gain (loss)		(18,444)
Net increase (decrease) in net assets resulting from
operations		$ 6,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2006	December 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,719	$ 51,345
Net realized gain (loss)	(2,621)	(1,840)
Change in net unrealized appreciation (depreciation) .	(15,823)	(29,976)
Net increase (decrease) in net assets resulting
from operations	6,275	19,529
Distributions to shareholders from net investment income .	(24,720)	(51,341)
Distributions to shareholders from net realized gain	—	(549)
Total distributions	(24,720)	(51,890)
Share transactions - net increase (decrease)	(119,666)	(147,427)
Redemption fees	6	25
Total increase (decrease) in net assets	(138,105)	(179,763)

Net Assets
Beginning of period	1,710,270	1,890,033
End of period (including distributions in excess of net
investment income of $4 and distributions in excess
of net investment income of $3, respectively)	$ 1,572,165	$ 1,710,270

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.144	.268	.250	.115
Net realized and unrealized gain (loss)	(.111)	(.177)	(.090)	.071
Total from investment operations	033	.091	.160	.186
Distributions from net investment income .	(.143)	(.268)	(.251)	(.111)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.143)	(.271)	(.270)	(.176)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	.32%	.89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.55%A	.58%	.64%	.64%A
Net investment income	2.84%A	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions) .	$ 11	$ 14	$ 12	$ 9
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.138	.257	.238	.110
Net realized and unrealized gain (loss)	(.110)	(.167)	(.089)	.050
Total from investment operations	028	.090	.149	.160
Distributions from net investment income .	(.138)	(.257)	(.240)	(.105)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.138)	(.260)	(.259)	(.170)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	.27%	.88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	.75%A	.76%	.76%	.77%A
Expenses net of fee waivers, if any	.75%A	.76%	.76%	.77%A
Expenses net of all reductions	.66%A	.69%	.75%	.76%A
Net investment income	2.73%A	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions) .	$ 15	$ 15	$ 20	$ 12
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.105	.190	.172	.081
Net realized and unrealized gain (loss)	(.111)	(.177)	(.080)	.059
Total from investment operations	(.006)	.013	.092	.140
Distributions from net investment income .	(.104)	(.190)	(.173)	(.075)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.104)	(.193)	(.192)	(.140)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.10	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	(.06)%	.13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%A	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.42%A	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.32%A	1.34%	1.39%	1.39%A
Net investment income	2.07%A	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions) .	$ 3	$ 3	$ 4	$ 2
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.099	.178	.159	.077
Net realized and unrealized gain (loss)	(.110)	(.176)	(.080)	.048
Total from investment operations	(.011)	.002	.079	.125
Distributions from net investment income	(.099)	(.179)	(.160)	(.070)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.099)	(.182)	(.179)	(.135)
Redemption fees added to paid in
capitalE,H	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	(.11)%	.02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%A	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.43%A	1.45%	1.51%	1.49%A
Net investment income	1.96%A	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Short Intermediate Municipal Income
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment
incomeD	.151	.284	.268	.283	.336	.396
Net realized and unre
alized gain (loss)	(.110)	(.177)	(.080)	.030	.317	.173
Total from investment
operations	.041	.107	.188	.313	.653	.569
Distributions from net
investment income	(.151)	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net
realized gain	—	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.151)	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added
to paid in capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnB,C	.40%	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsE
Expenses before
reductions	.49%A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee
waivers, if any	.49%A	.49%	.48%	.49%	.49%	.49%
Expenses net of all
reductions	.40%A	.42%	.47%	.47%	.45%	.41%
Net investment income	3.00%A	2.77%	2.57%	2.69%	3.23%	3.85%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,533	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	29%A	27%	45%	34%	38%	43%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class
	Six months ended
	June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	.151	.283	.265	.125
Net realized and unrealized gain (loss)	(.110)	(.176)	(.088)	.059
Total from investment operations	.041	.107	.177	.184
Distributions from net investment income .	(.151)	(.284)	(.268)	(.119)
Distributions from net realized gain		(.003)	(.019)	(.065)
Total distributions	(.151)	(.287)	(.287)	(.184)
Redemption fees added to paid
in capitalD,G	—	—	—	—
Net asset value, end of period	$ 10.09	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	.40%	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	.49%A	.49%	.49%	.48%A
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.48%A
Expenses net of all reductions	.39%A	.42%	.48%	.47%A
Net investment income	3.00%A	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,405	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	29%A	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

40

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,390
Unrealized depreciation	(27,193)
Net unrealized appreciation (depreciation)	$ (24,803)
Cost for federal income tax purposes	$ 1,541,202

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $234,664 and $417,369, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment manage ment related services for which the Fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund’s average net assets.

Semiannual Report

42

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 9	$ —
Class T	0%	.25%	18	—
Class B	.65%	.25%	15	11
Class C	.75%	.25%	44	11
			$ 86	$ 22

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial interme diaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 1
Class T	1
Class B*	2
Class C*	3
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$ 5	.09*
Class T	7	.09*
Class B	2	.10*
Class C	5	.11*
Short Intermediate Municipal Income	693	.09*
Institutional Class	1	.08*

	$ 713

* Annualized

Citibank also has a sub arrangement with FSC to maintain the Fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody and accounting expenses

Semiannual Report

44

6. Expense Reductions - continued

by $13 and $165, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 5
Class T	6
Class B	1
Class C	3
Short Intermediate Municipal Income	616
Institutional Class	1
$ 632

7. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Six months ended	Year ended
		June 30, 2006	December 31, 2005
From net investment income
Class A		$ 165	$ 313
Class T		200	465
Class B		34	68
Class C		86	195
Short Intermediate Municipal Income		24,187	50,256
Institutional Class		48	44
Total		$ 24,720	$ 51,341
From net realized gain
Class A		$ —	$ 4
Class T		—	6
Class B		—	1
Class C		—	3
Short Intermediate Municipal Income		—	534
Institutional Class		—	1
Total		$ —	$ 549

	45		Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005
Class A
Shares sold	122	684	$ 1,238	$ 6,996
Reinvestment of
distributions	13	23	128	238
Shares redeemed	(413)	(498)	(4,210)	(5,104)
Net increase (decrease)	(278)	209	$ (2,844)	$ 2,130
Class T
Shares sold	181	517	$ 1,849	$ 5,299
Reinvestment of
distributions	16	34	161	351
Shares redeemed	(208)	(1,028)	(2,115)	(10,531)
Net increase (decrease)	(11)	(477)	$ (105)	$ (4,881)
Class B
Shares sold	15	65	$ 146	$ 661
Reinvestment of
distributions	2	4	24	44
Shares redeemed	(63)	(100)	(639)	(1,025)
Net increase (decrease)	(46)	(31)	$ (469)	$ (320)
Class C
Shares sold	77	438	$ 786	$ 4,492
Reinvestment of
distributions	5	11	50	116
Shares redeemed	(374)	(541)	(3,803)	(5,552)
Net increase (decrease)	(292)	(92)	$ (2,967)	$ (944)
Short Intermediate
Municipal Income
Shares sold	22,395	46,854	$ 227,580	$ 481,284
Reinvestment of
distributions	1,708	3,476	17,330	35,648
Shares redeemed	(35,371)	(64,556)	(359,005)	(661,741)
Net increase (decrease)	(11,268)	(14,226)	$ (114,095)	$ (144,809)
Institutional Class
Shares sold	165	194	$ 1,683	$ 1,994
Reinvestment of
distributions	3	2	26	18
Shares redeemed	(88)	(60)	(895)	(615)
Net increase (decrease)	80	136	$ 814	$ 1,397

Semiannual Report

46

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

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appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying back grounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be

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Board Approval of Investment Advisory Contracts and Management Fees continued

received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also con sidered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

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50

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund’s initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Short Intermediate Municipal Income (retail class), the cumulative total returns of a broad based securities market index (“benchmark”), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Short Intermediate Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage

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Board Approval of Investment Advisory Contracts and Management Fees continued

beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Fidelity Short Intermediate Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the re sources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for

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52

comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board

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Board Approval of Investment Advisory Contracts and Management Fees continued

concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class C ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple struc tures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity.

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54

The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity’s fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity’s fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

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61 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASTMI-USAN-0806 1.803550.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006